As filed with the SEC on December 14, 2015

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ ]

(Check appropriate box or boxes)

BPV Family of Funds
(Exact Name of Registrant as Specified in Charter)

P.O. Box 46707, Cincinnati, OH 45246-0707
(Address of Principal Executive Offices) (Zip code)

Registrant's Telephone Number: (855)-784-2399

Michael R. West
P.O. Box 46707, Cincinnati, OH 45246-0707
 (Name and Address of Agent for Service)

Copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter be effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

GATOR SERIES TRUST
100 South Ashley Drive, Suite 895
Tampa, Florida 33602

      [______________], 2016

Dear Shareholder:

The Gator Opportunities Fund (the "Gator Opportunities Fund"), a series of the Gator Series Trust, a Delaware statutory trust ("Gator") proposes to reorganize into a new series (the "BPV Small Cap Fund") of the BPV Family of Funds, an open-end management company organized as a Delaware statutory trust ("BPV") (the "Reorganization").  Following the Reorganization, the BPV Small Cap Fund will have the same investment objective and portfolio manager as the Gator Opportunities Fund, but will have more of a small-cap focus in its investments, as opposed to the Gator Opportunities Fund's current focus on small and mid-cap investments.  With the exception of the BPV Small Cap Fund's increased focus on small-cap stocks, the fund will have similar risks, policies and restrictions following the Reorganization.  On January __, 2016, at the offices of Gator and its investment adviser, Gator Capital Management, LLC ("GCM"), at 100 South Ashley Drive, Suite 895, Tampa, Florida 33602, the Gator Opportunities Fund will hold a special meeting of shareholders of the Gator Opportunities Fund commencing at [__]:[__] [a.m.] Eastern Time.  The purpose of the special meeting is to consider and approve the Reorganization.

GCM recently completed a strategic review of the management and operations of the Gator Opportunities Fund and determined that it would be advisable to pursue the reorganization of the Gator Opportunities Fund with another fund group. Following this strategic review process, GCM identified BPV Capital Management, LLC ("BPV Capital Management") as an asset management firm that it believes can effectively manage the investments of the Gator Opportunities Fund following the completion of the proposed Reorganization.  GCM determined that because it believes that BPV Capital Management is focused on providing high quality investment management services to the other existing mutual fund series in BPV and high quality customer service to their shareholders, and because GCM believes that the BPV Small Cap Fund will have greater opportunity for growth following the completion of the proposed Reorganization, BPV Capital Management is well suited to have BPV acquire the assets of the Gator Opportunities Fund.

GCM therefore made a recommendation to the Board of Trustees of Gator (the "Gator Board") to approve the proposed Reorganization, which would be effected pursuant to an Agreement and Plan of Reorganization (the "Plan").  Following careful analysis and consideration, the Gator Board approved the Reorganization after concluding that the implementation of the Reorganization is advisable and in the best interest of the Gator Opportunities Fund's shareholders. The Gator Board unanimously voted to recommend that you vote "FOR" the Reorganization.

If shareholders approve the proposed Reorganization, then, upon the closing of the Reorganization, the assets of the Gator Opportunities Fund will be transferred to the BPV Small Cap Fund in exchange for Institutional Class and Class A shares, as applicable, of the BPV Small Cap Fund, which shares will then be distributed pro rata to the Gator Opportunities Fund's shareholders.  It is expected that BPV Capital Management will serve as investment adviser to the BPV Small Cap Fund and that GCM will serve as a sub-adviser to the BPV Small Cap Fund.  Following the Reorganization, it is expected that the BPV Small Cap Fund will continue to be managed primarily (generally, at least 85% of the Fund's assets) by Mr. Derek Pilecki, who is the current portfolio manager of the Gator Opportunities Fund.  However, a BPV Capital Management team that will include Steven Turi, Andrew Melnick and Lawrence Chiarello will manage the portfolio's cash flows and liquidity (i.e., the cash and cash equivalent portions of the portfolio) and, when BPV Capital Management believes it is necessary or appropriate, the application of applying certain hedging techniques (which may include, without limitation, use of futures and options), which, in the aggregate, generally will constitute no more than 15% of the Fund's assets. The BPV Small Cap Fund may also engage additional sub-advisers in the future.  Therefore, while GCM and Mr. Pilecki will remain responsible for managing the BPV Small Cap Fund's assets following the Reorganization, they will not have sole investment decision-making authority with respect to the BPV Small Cap Fund like they currently have for  the Gator Opportunities Fund.

The proposed Reorganization is not expected to have any adverse federal or state tax consequences to the Gator Opportunities Fund or its shareholders. Please refer to the enclosed Proxy Statement/Prospectus for a detailed explanation of the Reorganization.

The Gator Board has approved the Reorganization and recommends that you vote "FOR" the Reorganization.

There is a proxy ballot enclosed within for your vote.  It is important that you vote as soon as possible by one of two methods below.

1.         Vote by Mail.  You may cast your vote by mail by signing, dating, and mailing the enclosed voting instruction form or proxy card in the postage-prepaid return envelope provided.

2.         Vote by Telephone.  You may cast your vote by telephone by calling the toll free number [______________]. Please have your proxy materials, including the control number on your proxy card, available.

Your vote is important no matter how many shares you own.  Please take this opportunity to vote.  If you have questions, please call the Gator Opportunities Fund at 855-270-2678. Thank you for your participation and for your continued confidence in us.

Respectfully,

Derek Pilecki
President, Gator Series Trust

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the Proxy Statement/Prospectus or the securities to be issued pursuant to the reorganization under the Proxy Statement/Prospectus or determined if the Proxy Statement/Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

GATOR SERIES TRUST
100 South Ashley Drive, Suite 895
Tampa, Florida 33602

NOTICE OF MEETING OF SHAREHOLDERS
TO BE HELD ON [__________], 2016

To Shareholders of the Gator Opportunities Fund:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the "Meeting") of the Gator Opportunities Fund (the "Gator Opportunities Fund"), a series of the Gator Series Trust ("Gator"), will be held at [__]:[__] [a.m.] Eastern Time on January [__], 2016, at the offices of Gator and its investment adviser, Gator Capital Management, LLC ("GCM") at 100 South Ashley Drive, Suite 895, Tampa, Florida 33602, to consider and vote on the following:

1.         A proposal to approve the reorganization of the Gator Opportunities Fund into the "BPV Small Cap Fund" (such transactions, collectively the "Reorganization"), pursuant to an Agreement and Plan of Reorganization (the "Plan"). Pursuant to the Plan, all of the assets of the Gator Opportunities Fund will be transferred to a new series (the "BPV Small Cap Fund") of the BPV Family of Funds, an open-end management company organized as a Delaware statutory trust ("BPV"), created to carry out the Reorganization in exchange for full and fractional shares of the BPV Small Cap Fund, with the BPV Small Cap Fund assuming the liabilities of the Gator Opportunities Fund. The shares of the BPV Small Cap Fund received by the Gator Opportunities Fund will be distributed to the Gator Opportunities Fund's shareholders, with Institutional Class shareholders of the Gator Opportunities Fund receiving their pro rata share of the Institutional Class shares in the BPV Small Cap Fund and Investor Class shareholders of the Gator Opportunities Fund receiving their pro rata share of the Class A shares in the BPV Small Cap Fund.  After the Reorganization, the Gator Opportunities Fund will be terminated as a series of Gator.

2.         To transact any other business that may properly come before the Meeting or any adjournment thereof.

The proposed Reorganization is described in the attached Proxy Statement/Prospectus. The form of Agreement and Plan of Reorganization is attached as Appendix A to the Proxy Statement/Prospectus.

Shareholders of record as of the close of business on December 8, 2015 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

The Board of Trustees of Gator has approved the Reorganization and recommends that you vote "FOR" the Reorganization.

By Order of the Board of Trustees of Gator,

Derek Pilecki
Secretary, Gator Series Trust

[______________], 2016

Your vote is important. Please fill in, date, sign and return the enclosed proxy card promptly in the enclosed postage-paid envelope whether or not you plan to be present at the meeting.  You can also vote by telephone by calling [______________]. you may still vote in person if you attend the meeting.

GATOR SERIES TRUST
100 South Ashley Drive, Suite 895
Tampa, Florida 33602

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: [__________], 2016

The following questions and answers provide an overview of key features of the proposed Reorganization.  Please call 855-270-2678 with any questions about the Reorganization or the Proxy Statement/Prospectus generally or to obtain a copy of the Gator Opportunities Fund's prospectus and statement of additional information.

1.	What is this document and why did we send it to you?

This document includes a notice of special meeting of shareholders, a combined Proxy Statement/Prospectus, and a form of proxy. The Board of Trustees of the Gator Series Trust ("Gator"), on behalf of the Gator Opportunities Fund (the "Gator Opportunities Fund"), a series of Gator, has approved a reorganization pursuant to an Agreement and Plan of Reorganization (the "Plan", and the transactions contemplated thereunder, collectively the "Reorganization") between the BPV Family of Funds, an open end management company organized as a Delaware statutory trust ("BPV"), on behalf of the BPV Small Cap Fund, a series of BPV (the "BPV Small Cap Fund"), and Gator, on behalf of the Gator Opportunities Fund, pursuant to which all of the assets of the Gator Opportunities Fund will be transferred to the BPV Small Cap Fund in exchange for shares of the BPV Small Cap Fund and the BPV Small Cap Fund's assumption of the Gator Opportunities Fund's liabilities.  The shares of the BPV Small Cap Fund received by the Gator Opportunities Fund will then be distributed pro-rata by the Gator Opportunities Fund to its shareholders as follows:

Gator Opportunities Fund Shares:		BPV Small Cap Fund Shares:
Institutional Class Shares	for	Institutional Class Shares
Investor Class Shares	for	Class A Shares

The BPV Small Cap Fund has the same investment objective, but a principal investment strategy that has more of a small-cap investment focus, as opposed to the Gator Opportunities Fund's focus on both small and mid-cap investments.  (Please refer to the enclosed Proxy Statement for a discussion of certain additional differences between the principal investment strategies of the BPV Small Cap Fund and the Gator Opportunities Fund.) After the Reorganization, BPV Capital Management, LLC ("BPV Capital Management") will serve as investment adviser to the BPV Small Cap Fund and Gator Capital Management, LLC ("GCM") the current investment adviser to the Gator Opportunities Fund, will serve as a sub-adviser to the BPV Small Cap Fund. The Fund may engage additional sub-advisers in the future.  Following the Reorganization, it is expected that the BPV Small Cap Fund will continue to be primarily managed by Mr. Derek Pilecki, who is the Chief Investment Officer of GCM and the current portfolio manager of the Gator Opportunities Fund.  Steven Turi, Andrew Melnick and Lawrence Chiarello (the "BPV Portfolio Management Team") at BPV Capital Management will also serve as portfolio managers for the BPV Small Cap Fund, with responsibility for managing the portfolio's cash flows and liquidity (i.e., the cash and cash equivalent portions of the portfolio) and, when BPV Capital Management believes it is necessary or appropriate, the application of applying certain hedging techniques (which may include, without limitation, use of futures and options). The portion of the BPV Small Cap Fund's assets managed by the BPV Portfolio Management team will generally constitute no more than 15% of the Fund's net assets, in the aggregate. Please refer to the enclosed Proxy Statement/Prospectus for a description of the qualifications and business experience of Mr. Pilecki, Mr. Turi, Mr. Melnick and Mr. Chiarello.

Shareholder approval is needed to proceed with the Reorganization of the Gator Opportunities Fund, and a special meeting of shareholders of the Gator Opportunities Fund will be held on January ___, 2016 to consider whether to approve the Reorganization.

2.	What is the reason for the Reorganization?

GCM, the investment adviser to the Gator Opportunities Fund, recently conducted a strategic review of the management and operations of the Gator Opportunities Fund and determined that it would be advisable to pursue the reorganization of the Gator Opportunities Fund with another fund group. Following this strategic review process, the Adviser identified BPV Capital Management as an asset management firm that it believes could effectively manage the investments of the Gator Opportunities Fund following the completion of the porposed Reorganization of the Gator Opportunities Fund into a new fund series in of BPV.  GCM determined that because it believes that BPV Capital Management is focused on providing high quality investment management services to the BPV Funds and also providing high quality customer service to their shareholders and because GCM believes that the Gator Opportunities Fund will have greater opportunity for growth following the completion of the proposed Reorganization, BPV Capital Management is well suited to have BPV  acquire the assets of the Gator Opportunities Fund. GCM therefore made a recommendation to the Board of Trustees of Gator to approve the Reorganization and, following analysis and consideration, the Board of Trustees of Gator approved the Plan providing for the proposed Reorganization after concluding that the implementation of the Reorganization is advisable and in the best interest of the Gator Opportunities Fund's shareholders.  In reaching that conclusion, the Board considered the following:

•	Operational and Marketing Efficiencies. Some of the operational efficiencies that are expected to benefit current Gator Opportunities Fund shareholders, both directly and indirectly, are as follows:
○	The Gator Opportunities Fund will have access to BPV Capital Management's management, research and compliance resources that likely would not otherwise be available to the Gator Opportunities Fund or, if available, would be cost prohibitive.
○	As a part of BPV, the Gator Opportunities Fund will likely benefit from the services provided by the experienced service providers to BPV that would not otherwise be available to the Gator Opportunities Fund or, if available, would be cost prohibitive.

•	Greater Opportunities for Growth. Some of the growth opportunities that are expected to benefit current the Gator Opportunities Fund shareholders, both directly and indirectly, are as follows:
○	The Gator Opportunities Fund is expected to benefit from inclusion in BPV's substantial marketing and distribution network, which currently includes selling agreements with a number of broker-dealers and a team of wholesale marketing representatives. BPV Capital Management expects that these relationships will likely lead to asset growth and thus economies of scale for the Gator Opportunities Fund, which, as further described below, will benefit all shareholders.
○	BPV Capital Management is committed to increasing marketing for the BPV Small Cap Fund above the Gator Opportunities Fund's current levels.
○	Being a part of BPV will allow the BPV Small Cap Fund to participate in the benefits of the "BPV" brand, and permit BPV Capital Management to promote and market the BPV Small Cap Fund in connection with its comprehensive and unified family of BPV Funds.

•	Opportunity to Benefit from Multi-Manager Structure. Current Gator Opportunities Fund shareholders may benefit from operation under a "multi-manager" strategy pursuant to an exemptive order (the "Order") that BPV Capital Management and BPV have received from the Securities and Exchange Commission. (The Order allows them to engage sub-advisers, to enter into sub-advisory agreements with those sub-advisers, and to amend materially any existing sub-advisory agreements with sub-advisers, upon the approval of the Board of Trustees of BPV (the "BVP Board") without shareholder approval). These benefits are as follows:
○	BPV Capital Management and the BPV Board will have increased flexibility to recommend, supervise, evaluate, and change sub-advisers without incurring the significant delay and expense associated with obtaining prior shareholder approval.

○	The Order will permit the BPV Small Cap Fund to operate more efficiently and cost-effectively. Without the Order, BPV would be required to call and hold a shareholder meeting for the BPV Small Cap Fund before it appoints a new sub-adviser or materially amends a sub-advisory agreement. Each time a shareholder meeting is called, BPV would be required to create and distribute proxy materials to and solicit proxy votes from the BVP Small Cap Fund's shareholders. This process is time-consuming and costly and such costs would generally be borne by the BPV Small Cap Fund, thereby reducing shareholders' investment returns.

•	Operational Continuity. Some of the factors resulting in operational continuity following the Reorganization include:
○	Shareholders of the Gator Opportunities Fund will have the ability to continue their investment in a registered mutual fund with the same investment objective and a similar investment strategy as the current Gator Opportunities Fund.
○	Shareholders of the Gator Opportunities Fund will continue to benefit from the portfolio management services of GCM, the Gator Opportunities Fund's investment adviser, which will continue to serve as a sub-adviser to the BPV Small Cap Fund and of Mr. Pilecki, who will continue to serve as the primary portfolio manager of the BPV Small Cap Fund.[1] While GCM will not be responsible for the entire BPV Small Cap Fund portfolio (initially, up to 15% of the portfolio may be managed by the BPV Portfolio Management Team and in the future other sub-advisers may be engaged for the portfolio) and that, while the portion of the BPV Small Cap Fund to be managed by GCM and Mr. Pilecki may be reduced in the future, it will initially constitute at least 85% of the BPV Small Cap Fund's assets.

3.	How will the Gator Opportunities Fund and its shareholders be affected by the Reorganization?

As a result of the Reorganization, the Gator Opportunities Fund will be reorganized into the BPV Small Cap Fund.  The BPV Small Cap Fund has the same investment objective, but a principal investment strategy that has more of a  small-cap investment focus, as opposed to the principal investment strategy of the Gator Opportunities Fund  that focuses on both small and mid-cap investments. (Please refer to the enclosed Proxy Statement for a discussion of certain additional differences between the principal investment strategies of the BPV Small Cap Fund and the Gator Opportunities Fund.)  At least initially, there should be significant continuity in the management of the Gator Opportunities Fund after the Reorganization, because GCM, the current adviser to the Gator Opportunities Fund, will serve as the sole sub-adviser to the BPV Small Cap Fund and the current portfolio manager to the Gator Opportunities Fund, Mr. Derek Pilecki, will continue to serve as a portfolio manager to a portion of the BPV Small Cap Fund.1  Steven Turi, Andrew Melnick and Lawrence Chiarello at BPV Capital Management will also serve as portfolio managers to manage the portfolio's cash flows and liquidity (i.e., the cash and cash equivalent portions of the portfolio) and, when BPV Capital Management believes it is necessary or appropriate, the application of applying certain hedging techniques (which may include, without limitation, use of futures and options) (the "Liquidity and Hedged Position").  The Liquidity and Hedged Position will generally constitute no more than 15% of the Fund's assets. As described below, the BPV Small Cap Fund may engage additional sub-advisers in the future (and therefore decrease the amount of the portfolio that GCM and Mr. Pilecki are responsible for managing), but initially GCM will be the sole sub-adviser and Mr. Pilecki will be responsible for managing the entire portfolio, except for the Liquidity and Hedged Position.

It is anticipated that the expenses for the BPV Small Cap Fund will be substantially the same or less than the expenses for the Gator Opportunities Fund, because BPV Capital Management has entered into an Expense Limitation Agreement on behalf of the BPV Small Cap Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the  BPV Small Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.49% of average daily net assets. Subject to approval by the Board of Trustees of BPV (the "BPV Board"), any waiver under the Expense Limitation Agreement is subject to repayment by the BPV Small Cap Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the BPV Small Cap Fund is able to make the payment without exceeding the 1.49% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2017 without the BPV Board's approval.  The expense limitation excludes certain expenses which are described further in the "Comparison Fee Tables and Examples – Expense Limitation Arrangements" section of this Proxy Statement/Prospectus.

[1]
Mr. Pilecki has served as portfolio manager for the Gator Opportunities Fund since October 31, 2015.  Prior to that date, Mr. Liron Kronzon served as portfolio manager subject to Mr. Pilecki's supervision.

BPV Capital Management and the BPV Small Fund are authorized and may determine in the future to operate under an exemptive order issued by the U.S. Securities and Exchange Commission. Pursuant to the order, BPV Capital Management may, subject to the approval of the Board of Trustees of the BPV Board, hire or replace unaffiliated sub-advisers and may modify any existing or future sub-advisory agreement with an unaffiliated sub-adviser, such as GCM, without shareholder approval, which is known as a "multi-manager" or "manager-of-managers" structure. This is in contrast to the current arrangement with respect to the Gator Opportunities Fund.  Currently, while the Board of Trustees of Gator (the "Gator Board") may terminate GCM as the adviser of the Gator Opportunities Fund, shareholder approval would be required to replace GCM with another investment adviser. The sole initial shareholder of the BPV Small Cap Fund has approved the BPV Small Cap Fund's participation in this multi-manager structure, and shareholders of the Gator Opportunities Fund, including in their ultimate capacities as shareholders of the BPV Small Cap Fund, will not be asked to vote on this matter.

BPV Small Cap Fund will be serviced by the service providers to BPV, who differ from the current service providers to the Gator Opportunities Fund and Gator.  Please refer to the enclosed Proxy Statement/Prospectus for a description of the service providers to BPV.

4.	How will the Reorganization work?

Pursuant to the Plan, the Gator Opportunities Fund will transfer all of its assets and liabilities to the BPV Small Cap Fund in exchange for Institutional Class and Class A shares, as applicable, of the BPV Small Cap Fund, which will be distributed pro rata (by class of shares held) by the Gator Opportunities Fund to its shareholders, after which the Gator Opportunities Fund will be terminated as a series of Gator.  Institutional Class shareholders of the Gator Opportunities Fund will thus effectively be converted into Institutional Class shareholders of the BPV Small Cap Fund and will hold Institutional Class shares of the BPV Small Cap Fund with the same net asset value ("NAV") as the shares of the Gator Opportunities Fund that they held prior to the Reorganization.  Investor Class shareholders of the Gator Opportunities Fund will thus effectively be converted into Class A shareholders of the BPV Small Cap Fund and will hold Class A shares of the BPV Small Cap Fund with the same NAV as the shares of the Gator Opportunities Fund that they held prior to the Reorganization. The sales loads otherwise imposed on shareholders of the BPV Small Cap Fund's Class A Shares will be waived for investors who receive such shares in exchange for Investor Class shares of the Gator Opportunities Fund (including any subsequent investments by such shareholders).

If the Plan is carried out as proposed, we do not expect the transaction will have any adverse federal or state tax consequences to the Gator Opportunities Fund or its shareholders. Please refer to the enclosed Proxy Statement/Prospectus for a detailed explanation of the Reorganization.

5.	What will happen if the Reorganization is not approved?

If the shareholders of the Gator Opportunities Fund do not approve the Reorganization, then the Gator Opportunities Fund will continue to operate and the Gator Board may take any further action it deems to be in the best interest of the Gator Opportunities Fund and its shareholders, which likely would result in the closing of the Gator Opportunities Fund.

6.	Why do I need to vote?

Your vote is important and needed to ensure that the Reorganization proposal can be acted upon. Even if you are a small investor, your vote makes a difference. If too few shareholders vote, the Gator Opportunities Fund may not receive enough votes to go forward with the special meeting. Your immediate response (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; or (2) by calling a toll-free telephone number; will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate and vote as soon as possible to avoid any delay in the proposed Reorganization. If necessary, we may ask shareholders to vote on the proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve the Reorganization.

7.	How do the Trustees recommend that I vote?

The Gator Board, including the Trustees who are not "interested persons", as such term is defined in the Investment Company Act of 1940, as amended, of the Trust (the "Independent Trustees"), have concluded that the Reorganization is in the best interests of the Gator Opportunities Fund and that the interests of shareholders of the Gator Opportunities Fund will not be diluted as a result of the Reorganization. Before approving the Plan, the Gator Board considered the fact that the Gator Opportunities Fund and the BPV Small Cap Fund will have the same investment objective, but the BPV Small Cap Fund has a principal investment strategy with more of a small-cap investment focus, as opposed to the Gator Opportunities Fund's focus on both small and mid-cap investments, that GCM will serve as a sub-adviser and Derek Pilecki will continue to serve as a portfolio manager to a portion of the BPV Small Cap Fund as well as the various potential benefits of the Reorganization to the shareholders.

After careful consideration, the Gator Board approved the Reorganization and recommends that you vote "FOR" the Reorganization.

8.	Who is paying for expenses related to the Reorganization?

BPV Capital Management will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and other expenses of holding the special meeting.  BPV Capital Management expects the expenses of the Reorganization to be approximately $[_____].

9.	How do I vote?

You can vote in one of the following three ways:

1.	by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope;
2.	by calling the toll-free telephone number [______________]; or
3.	in person at the shareholder meeting

Whether or not you plan to attend the meeting, your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. You may revoke your proxy before it is exercised at the special meeting, either by writing to the Secretary of the Gator Opportunities Fund at the address noted in the Proxy Statement/Prospectus or in person at the time of the special meeting. A prior proxy can also be revoked by submitting a later dated proxy card or by voting again through the toll-free number listed above.

10.	What if I have questions?

If you have any questions regarding the proposed Reorganization to be voted on, please do not hesitate to call 855-270-2678.

GATOR SERIES TRUST
100 South Ashley Drive, Suite 895
Tampa, Florida 33602

BPV FAMILY OF FUNDS
P.O. Box 46707
Cincinnati, Ohio 45246

PROXY STATEMENT/PROSPECTUS
[______________], 2016

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Gator Series Trust, an open end management company organized as a Delaware statutory trust ("Gator"), on behalf of the Gator Opportunities Fund, a series of Gator (the "Gator Opportunities Fund"), in connection with a special meeting of shareholders of the Gator Opportunities Fund (the "Meeting") to be held at [__]:[__] [a.m.] Eastern Time on January ___, 2016, at the offices of Gator and its investment adviser, Gator Capital Management, LLC ("GCM") at 100 South Ashley Drive, Suite 895, Tampa, Florida 33602].  At the Meeting, shareholders of the Gator Opportunities Fund will be asked to consider the following proposals:

1.         A proposal to approve the reorganization of the Gator Opportunities Fund into the "BPV Small Cap Fund" (such transactions, collectively the "Reorganization"), pursuant to an Agreement and Plan of Reorganization (the "Plan"). A copy of the Plan is attached hereto as Appendix A. Pursuant to the Plan, all of the assets of the Gator Opportunities Fund will be transferred to a new series (the "BPV Small Cap Fund") of the BPV Family of Funds, an open end management company organized as a Delaware statutory trust ("BPV"), created to carry out the Reorganization in exchange for full and fractional shares of the BPV Small Cap Fund, with the BPV Small Cap Fund assuming the liabilities of the Gator Opportunities Fund. The shares of the BPV Small Cap Fund received by the Gator Opportunities Fund will be distributed to the Gator Opportunities Fund's shareholders, with Institutional Class shareholders of the Gator Opportunities Fund receiving their pro rata share of the Institutional Class shares in the BPV Small Cap Fund and Investor Class shareholders of the Gator Opportunities Fund receiving their pro rata share of the Class A shares in the BPV Small Cap Fund.  After the Reorganization the Gator Opportunities Fund will be terminated as a series of Gator.

2.         To transact such other business that may properly come before the Meeting or any postponements or adjournments thereof.

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Gator Opportunities Fund at 100 South Ashley Drive, Suite 895, Tampa, Florida 33602, or in person at the time of the Meeting. A prior proxy can also be revoked by submitting a later dated proxy card or by voting again through the toll-free number listed in the enclosed voting instructions.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus, which means that they are legally considered to be a part of this Proxy Statement/Prospectus: prospectus of the Gator Opportunities Fund, dated July 29, 2015, as supplemented to date; statement of additional information ("SAI") of the Gator Opportunities Fund, dated July 29, 2015; Annual Report to Shareholders for the Gator Opportunities Fund for the fiscal year ended March 31, 2015, containing audited financial statements; and Semi-Annual Report to Shareholders for the Gator Opportunities Fund for the six months ended September 30, 2015.  Copies of the Gator Opportunities Fund's documents are available upon request and without charge by writing to the Gator Opportunities Fund at 100 South Ashley Drive, Suite 895, Tampa, Florida 33602 or by calling 855-270-2678. Copies of the documents for the BPV Small Cap Fund are available upon request and without charge by writing to BPV Small Cap Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246 or by calling 855-784-2399.

The Annual Report to Shareholders for the Gator Opportunities Fund for the fiscal year ended March 31, 2015, containing audited financial statements, and the Semi-Annual Report to Shareholders for the Gator Opportunities Fund for the six months ended September 30, 2015 have been previously mailed to shareholders of the Gator Opportunities Fund. Copies are available by writing or calling the Gator Opportunities Fund at the address or telephone number listed above.  The principal offices of Gator and BPV are identified above.  This Proxy Statement/Prospectus will be first sent to shareholders on or about [______________], 2016.

This Proxy Statement/Prospectus includes information about the BPV Small Cap Fund that you should know before considering the Plan and resulting Reorganization, and it should be retained for future reference. Additional information contained in the SAI of the BPV Small Cap Fund relating to this Proxy Statement/Prospectus, as required by the SEC, is on file with the SEC. The SAI is available without charge, upon request by calling the toll free number set forth above for the BPV Small Cap Fund or by writing to the BPV Small Cap Fund at the address set forth above. The BPV Small Cap Fund's SAI, dated [______________], 2016, is incorporated by reference into this Proxy Statement/Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the Proxy Statement/Prospectus or the securities to be issued pursuant to the reorganization under the Proxy Statement/Prospectus or determined if the Proxy Statement/Prospectus is accurate or adequate.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

I.	SYNOPSIS	1
II.	PRINCIPAL RISK FACTORS	6
III.	COMPARISON FEE TABLES AND EXAMPLES	13
IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION	16
V.	INFORMATION ABOUT THE GATOR OPPORTUNITIES FUND AND THE NEW BPV SMALL CAP FUND	21
VI.	VOTING INFORMATION	36
VII.	LEGAL MATTERS	38
VIII.	EXPERTS	38
IX.	INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION	39
Appendix A	AGREEMENT AND PLAN OF REORGANIZATION	A-1
Appendix B	COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES	B-1
Appendix C	FINANCIAL HIGHLIGHTS	C-1

I.	SYNOPSIS

A.	Overview

The following synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, including documents incorporated by reference, as well as in the Agreement and Plan of Reorganization (the "Plan", and the transactions contemplated in the Plan, collectively the "Reorganization"). This Proxy Statement/Prospectus is qualified by reference to the more complete information contained therein as well as in the prospectus of the Gator Opportunities Fund (the "Gator Opportunities Fund"), a series of the Gator Series Trust ("Gator"), dated July 29, 2015, as supplemented to date, which includes information about the Gator Opportunities Fund, and in the Plan attached hereto as Appendix A. Shareholders should read this entire Proxy Statement/Prospectus carefully.

B.	Reasons for the Reorganization and Board Deliberations

Gator Capital Management, LLC, the investment adviser to the Gator Opportunities Fund ("GCM"), recently conducted a strategic review of the management and operations of the Gator Opportunities Fund and determined that it would be advisable to pursue the reorganization of the Gator Opportunities Fund with another fund group. Following this strategic review process, GCM identified BPV Capital Management, LLC ("BPV Capital Management") as an asset management firm that it believes could effectively manage the investments of the Gator Opportunities Fund following a reorganization of the Gator Opportunities Fund into a new fund series in the BPV Family of Funds ("BPV").  BPV is a Delaware statutory trust and currently has six other series registered with the Securities and Exchange Commission (the "SEC") (collectively, all such series of BPV are referred to as the "BPV Funds").  BPV Capital Management serves as the investment adviser to the BPV Funds.  GCM determined, because it believes that BPV Capital Management is focused on providing high quality investment management services to the BPV Funds and also providing high quality customer service to their shareholders, and because GCM believes that the BPV Small Cap Fund will have greater opportunity for growth following the completion of the proposed Reorganization, that BPV Capital Management is well suited to have BPV  acquire the assets of the Gator Opportunities Fund.

The proposed Reorganization was presented to the Board of Trustees of Gator (the "Gator Board") for consideration at a Meeting held on November 20, 2015. At this Meeting, representatives of BPV Capital Management and GCM provided, and the Gator Board reviewed, with the assistance of counsel, detailed information about the proposed Reorganization in response to the Gator Board's request for information regarding BPV Capital Management's plans with respect to a proposed new series of BPV and the Reorganization. The Gator Board reviewed a memorandum and presentation provided by Michael West, the President of BPV Capital Management and BPV, outlining the general terms of the Reorganization and providing general information about the organization and operational structure of BPV Capital Management and BPV, and certain additional information regarding BPV Capital Management including: (i) BPV Capital Management's financial statements, dated September 30, 2015, (ii) an overview of BPV Capital Management's compliance resources, (iii) a copy of a letter from the SEC to BPV Capital Management reflecting the results of its most recent on-site SEC examination; and (iv) BPV Capital Management's Form ADV.

For the reasons discussed below, the Gator Board, including both of the Trustees who are not "interested persons", as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), determined that the Reorganization is in the best interests of the Gator Opportunities Fund and its shareholders and that the interests of the Gator Opportunities Fund's shareholders would not be diluted as a result of the Reorganization, and the Gator Board unanimously voted to approve the Reorganization and to present it to shareholders for approval.

The action of the Gator Board to recommend the proposed Reorganization included consideration of a number of factors in connection with this decision, including, without limitation, that: (i) adequate provision will be made for the assumption of the Gator Opportunities Fund's liabilities; (ii) the Reorganization was recommended by GCM; (iii) after the Reorganization, the Gator Opportunities Fund shareholders would continue to be invested in a similar investment product (the Gator Board recognized that more of the BPV Small Cap Fund portfolio would be invested in small-cap stocks, and that a portion of the portfolio could be held in cash and/or used for hedging), providing a significant measure of economic continuity; (iv) shareholders are expected to continue to benefit from the portfolio management services of GCM, which will continue to serve as a sub-adviser to a portion of the BPV Small Cap Fund, and of Mr. Derek Pilecki, who took over as portfolio manager of the Gator Opportunities Fund on October 31, 2015 and will continue to serve as a portfolio manager to a portion of the BPV Small Cap Fund (and that the portion of the BPV Small Cap Fund to be managed by GCM and Mr. Pilecki, while it may be reduced in the future, will initially constitute 85% or more of the BPV Small Cap Fund's assets, with the remainder potentially held in cash or used for hedging); (v) shareholders are not expected to experience an increase in expenses because BPV Capital Management will enter into an expense limitation agreement with BPV on behalf of the BPV Small Cap Fund through at least August 1, 2017, that will limit the BPV Small Cap Fund expenses (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to 1.49% of each Class' average daily net assets; (vi) there exists the potential for lower BPV Small Cap Fund expenses should the BPV Small Cap Fund experience asset growth and economies of scale in its operations; (vii) the valuation and pricing policies of the Gator Opportunities Fund and the BPV Small Cap Fund are substantially similar; (viii) BPV Capital Management has represented that it has sufficient financial resources to assure continued services to the proposed BPV Small Cap Fund and to meet its obligations under the expense limitation agreement; (ix) the Gator Opportunities Fund shareholders would not bear any of the direct costs associated with the Reorganization because such costs will be borne by BPV Capital Management; (x) no sales charges will be imposed in connection with the proposed transaction; (xi) the aggregate net asset value ("NAV") of the shares of BPV Small Cap Fund issued in the Reorganization will be equivalent to the value of the net assets of the Gator Opportunity Fund; (xii) the Reorganization is not expected to have any negative tax consequences for the Gator Opportunities Fund shareholders, because it is expected to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"), and therefore shareholders will not recognize gain or loss for federal income tax purposes on the exchange of shares of the Gator Opportunities Fund for corresponding shares of the BPV Small Cap Fund; (xiii) the experience of the Board of Trustees of BPV (the "BPV Board") and of the BPV Small Cap Fund's service providers, the potential benefits of operational and marketing efficiencies offered by BPV Capital Management and BPV, the potential benefits to shareholders of the retention of the Gator Opportunities Fund's performance history by the BPV Small Cap Fund and the potential benefits to shareholders of BPV Capital Management's management, research, and compliance resources, that likely would not otherwise be available to the Gator Opportunities Fund, or, if available, would be cost prohibitive; (xiv) the BPV Small Cap Fund is expected to benefit from inclusion in BPV Capital Management's substantial marketing and distribution network, which currently includes selling agreements with a number of broker-dealers and a team of wholesale marketing representatives; (xv) the potential benefits from operation under a "multi-manager" strategy pursuant to the exemptive order that BPV Capital Management and BPV have received from the SEC that allows them to engage sub-advisers, to enter into sub-advisory agreements with those sub-advisers, and to amend materially any existing sub-advisory agreements with sub-advisers, upon the approval of the BPV Board without shareholder approval; and (xvi) the proposed transaction will be submitted to shareholders of the Gator Opportunities Fund for approval.

The Gator Board has approved the Reorganization and recommends that you vote "FOR" the Reorganization.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about [______________], or such other date as is agreed to by the parties, provided that the BPV Small Cap Fund has obtained prior to that time an opinion of Kilpatrick Townsend & Stockton LLP ("Kilpatrick Townsend"), legal counsel to the BPV Small Cap Fund for purposes of the Reorganization, concerning the tax consequences of the Reorganization as set forth in the Plan. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Gator Opportunities Fund, at any time prior to the closing, (i) by the Gator Opportunities Fund if any conditions precedent to the obligations of the Gator Opportunities Fund have not been fulfilled or waived; (ii) by BPV if any conditions precedent to the obligations of BPV have not been fulfilled or waived; or (iii) by mutual consent of the parties.

BPV Capital Management will pay all of the expenses related to the Reorganization. BPV Capital Management expects the expenses of the Reorganization to be approximately $______.  The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, proxy solicitation expenses, other expenses of holding the Meeting and expenses incurred in connection with the dissolution and liquidation of the Gator Opportunities Fund following the Reorganization. In addition to solicitations by mail, certain officers and agents of the Gator Opportunities Fund also may solicit proxies, without special compensation, by telephone. If shareholders holding a sufficient number of shares of the Gator Opportunities Fund do not approve the Reorganization, then the Gator Board may take any further action as it deems to be in the best interests of the Gator Opportunities Fund and its shareholders, which likely would result in the closing of the Gator Opportunities Fund.

C.	The Proposed Plan and Resulting Organization

If the Gator Opportunities Fund's shareholders approve the Reorganization, then:

•	The Gator Opportunities Fund will transfer all of its assets and liabilities to the BPV Small Cap Fund;

•	The BPV Small Cap Fund will issue Institutional Class and Class A shares, as applicable, to the Gator Opportunities Fund, which will distribute those shares pro rata to its Institutional Class and Investor Class shareholders as applicable;

•	Institutional Class shareholders of the Gator Opportunities Fund will become Institutional Class shareholders of the BPV Small Cap Fund, and Investor Class shareholders of the Gator Opportunities Fund will become Class A shareholders of the BPV Small Cap Fund;

•	Shares of the BPV Small Cap Fund received by shareholders of the Gator Opportunities Fund at the time of the Reorganization will have the same aggregate NAV as the shares of the Gator Opportunities Fund held immediately prior to the Reorganization; and

•	The Gator Opportunities Fund's affairs will be wound up, and the Gator Opportunities Fund will be terminated under state law.

D.	Comparison of the Gator Opportunities Fund and the BPV Small Cap Fund

1.	Investment Objectives and Principal Investment Policies

The investment objective of both the Gator Opportunities Fund and the BPV Small Cap Fund is to seek long-term capital appreciation.

The principal investment strategies of the Gator Opportunities Fund and the BPV Small Cap Fund are similar.  Both the Gator Opportunities Fund and the BPV Small Cap Fund (collectively referred to as the "Funds") invest in equity securities of small-capitalization companies.  Under normal market conditions, the Gator Opportunities Fund invests 80% of its total assets in equity securities of small-capitalization and mid-capitalization companies and may invest up to 20% of its assets in large-capitalization companies.  By contrast, under normal market conditions, the BPV Small Cap Fund has more of a small-cap focus, investing 80% of its total assets in small-capitalization companies.  The BPV Small Cap Fund, though, may still invest up to 20% of its assets in mid-capitalization and large-capitalization companies.  Some of the small-capitalization companies that the Funds invest in may be considered micro-capitalization companies.  Both Funds invest primarily in common stock and may also invest in preferred stock and securities convertible into common stock. The BPV Small Cap Fund may also invest in exchange-traded products ("ETPs"), such as exchange-traded funds ("ETFs").  Neither Fund invests in foreign securities as a principal investment strategy.  Each Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular industry.  While the Gator Opportunities Fund operates as a non-diversified fund, the BPV Small Cap Fund operates as a diversified fund.

GCM is the investment adviser to the Gator Opportunities Fund, and the Gator Opportunities Fund does not employ a sub-adviser.  BPV Capital Management is the investment adviser to the BPV Small Cap Fund, and the BPV Small Cap Fund employs GCM as a sub-adviser.  As described below, the BPV Small Cap Fund may also engage additional sub-advisers in the future. GCM is responsible for managing the portion of the BPV Small Cap Fund's assets that have been allocated to it (the "Gator Portfolio"), and BPV Capital Management manages the remainder of the BPV Small Cap Fund's assets (the "BPV Portfolio").  While BPV Capital Management may invest a portion of the BPV Portfolio in equity securities, the primary focus of the BPV Portfolio will be managing the BPV Small Cap Fund's cash flows and liquidity and, when BPV Capital Management believes it is necessary or appropriate, applying certain hedging techniques (which may include, without limitation, use of futures and options). BPV Capital Management may invest the BPV Portfolio in instruments that may include short-term U.S. government and agency securities, ETFs, futures and options. The BPV Portfolio will generally constitute no more than 15% of the assets of the BPV Small Cap Fund.

BPV Capital Management expects that, while the BPV Small Cap Fund will have similar principal investment strategies to the Gator Opportunities Fund, and the BPV Small Cap Fund will be a similar investment product to the Gator Opportunities Fund, there will be some differences in the manner and nature of the implementation of the BPV Small Cap Fund's investment strategy as compared to the Gator Opportunities Fund.  The most significant differences will be that the BPV Small Cap Fund will have more of a small-cap investment focus (as opposed to the Gator Opportunities Fund's focus on small and mid-cap companies), the multi-manager structure employed by the BPV Small Cap Fund, the fact that the BPV Small Cap Fund operates as a diversified fund, and the BPV Small Cap Fund's ability to invest in ETPs, including ETFs, in short-term U.S. government and agency securities, and in futures and options.  BPV Capital Management does not believe these differences will be material to the principal investment product.

While BPV Small Cap Fund will initially have only one sub-adviser, GCM, it is authorized and may in the future determine to utilize a "multi-manager" approach whereby the BPV Small Cap Fund's assets may be allocated to one or more sub-advisers in percentages determined at the discretion of BPV Capital Management, in order to seek to achieve the Fund's investment objective. The allocations to the various sub-advisers may vary from time to time in the discretion of BPV Capital Management. BPV and BPV Capital Management have received an exemptive order from the SEC that allows them to engage sub-advisers, to enter into subadvisory agreements with those sub-advisers, and to amend materially any existing subadvisory agreements with sub-advisers, upon the approval of the BPV Board and without shareholder approval. The initial shareholder of the BPV Small Cap Fund has approved the Fund's operation in this manner and the reliance by the Fund on this exemptive order.  This is in contrast to the current arrangement with respect to the Gator Opportunities Fund. Currently, while the Gator Board may terminate GCM as the adviser of the Gator Opportunities Fund, shareholder approval would be required to replace GCM with another investment adviser. The multi-manager structure is generally designed to provide investors access to a number of different investment styles.

2.	Investment Advisory Services

Gator Capital Management, LLC is currently the investment adviser to the Gator Opportunities Fund and has responsibility for the management of the Gator Opportunities Fund's affairs. GCM was formed in 2008 and is owned by Derek S. Pilecki Revocable Trust u/a/d September 15, 2008, to which Mr. Pilecki serves as the sole trustee.  As of March 31, 2015, GCM had approximately $115.3 million in assets under management.  GCM serves as the investment adviser to one other mutual fund.

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The investment adviser to the BPV Small Cap Fund is BPV Capital Management and BPV has engaged GCM has as a sub-adviser to the BPV Small Cap Fund (each, an "adviser" and together with one or more other sub-advisers, the "advisers").  The Fund may engage additional sub-advisers in the future.  The current portfolio manager for the Gator Opportunities Fund, Mr. Pilecki, will continue to be a portfolio manager for the BPV Small Cap Fund.2  However, Steven Turi, Andrew Melnick and Lawrence Chiarello of BPV Capital Management will also serve as portfolio managers to the BPV Small Cap Fund to  manage the portfolio's cash flows and liquidity (i.e., the cash and cash equivalent portions of the portfolio) and, when BPV Capital Management believes it is necessary or appropriate, the application of applying certain hedging techniques (which may include, without limitation, use of futures and options). The portion of the Fund's assets managed by BPV Capital Management personnel will generally constitute no more than 15% of the Fund's assets.

As described above, BPV Capital Management and BPV have received an exemptive order from the SEC that allows them to operate under a multi-manager structure and to engage sub-advisers, to enter into sub-advisory agreements with those sub-advisers, and to amend materially any existing sub-advisory agreements with sub-advisers, upon the approval of the BPV Board and without shareholder approval. Each of the advisers would act independently from the others and utilize its own distinct investment style in selecting securities. However, each of the advisers must operate within the constraints of the BPV Small Cap Fund's investment strategies and restrictions. BPV Capital Management would remain the primary provider of investment advisory services to the BPV Small Cap Fund and would be responsible for the oversight of the sub-advisers and for monitoring each sub-adviser's adherence to its strategy and performance. BPV Capital Management would also be responsible for making recommendations to the BPV Board regarding the sub-advisers' hiring, termination and replacement.

3.	Distribution Services

Arbor Court Capital, LLC, with principal offices at 8000 Town Center Road, Suite 400, Broadview Heights, Ohio 44147, currently serves as the distributor to the Gator Opportunities Fund.

Ultimus Fund Distributors, LLC, with principal offices at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, will be the BPV Small Cap Fund's principal underwriter (the "BPV Distributor"). The BPV Distributor may sell the BPV Small Cap Fund's shares to or through investment professionals.

4.	Purchase and Redemption Procedures

The Gator Opportunities Fund and the BPV Small Cap Fund have similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the Gator Opportunities Fund and the BPV Small Cap Fund are made at the NAV per share next determined after receipt of the complete and accurate purchase or redemption order by the respective fund's transfer agent.

The minimum initial investment for Institutional Class shares of both the Gator Opportunities Fund and the BPV Small Cap Fund is $100,000 ($5,000 for IRA accounts).  However, the Gator Opportunities Fund has a minimum subsequent investment amount of $2,000 for Institutional Class shares, while the BPV Small Cap Fund has a minimum subsequent investment amount of $100 for Institutional Class shares.

The minimum initial investment for Investor Class shares of the Gator Opportunities Fund is $5,000 ($1,000 for IRA accounts), while the minimum initial investment for Class A shares of the BPV Small Cap Fund is $1,000.  Also, the Gator Opportunities Fund has a minimum additional investment amount of $1,000 for Investor Class shares, while the BPV Small Cap Fund has a minimum subsequent investment amount of $100 for Class A shares.

The Gator Opportunities Fund and the BPV Small Cap Fund each offers an automatic investment plan, whereby an existing shareholder may authorize the Gator Opportunities Fund or the BPV Small Cap Fund, as applicable, to withdraw from his, her or its personal bank account each month an amount that such shareholder wishes to invest. The Gator Opportunities Fund requires a minimum investment of $1,000 for Institutional Class shares and $500 for Investor Class shares when investing through the automatic investment plan. The BPV Small Cap Fund requires a minimum investment of $100 for either Institutional Class shares and or Class A shares when investing through the automatic investment plan.

[2]
Mr. Pilecki has served as portfolio manager for the Gator Opportunities Fund since October 31, 2015.  Prior to that date, Mr. Liron Kronzon served as portfolio manager subject to Mr. Pilecki's supervision.

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E.	Federal Tax Consequences of the Proposed Reorganization

The Gator Opportunities Fund will have received on the closing date an opinion of Kilpatrick Townsend, legal counsel to the BPV Small Cap Fund for purposes of the Reorganization, to the effect that Kilpatrick Townsend believes that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code. Accordingly, it is anticipated that no gain or loss will be recognized by the Gator Opportunities Fund upon the transfer of assets solely in exchange for shares of the BPV Small Cap Fund and its assumption of liabilities, if any, or by shareholders of the Gator Opportunities Fund upon their receipt of shares of the BPV Small Cap Fund. The tax basis for the shares of the BPV Small Cap Fund received by shareholders should be the same as their tax basis for the shares of the Gator Opportunities Fund to be constructively surrendered in exchange therefor. In addition, the holding period of the shares of the BPV Small Cap Fund to be received in connection with the Reorganization should include the period during which the shares of the Gator Opportunities Fund to be constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

II.	PRINCIPAL RISK FACTORS

The principal risk factors of the Gator Opportunities Fund and the BPV Small Cap Fund are substantially similar. The BPV Small Cap Fund has some risk factors that the Gator Opportunities Fund does not have, including: Derivative Risk, including Futures Contracts, Options and Securities Index Futures Contracts; Fixed Income Risks, including Credit Risk, Interest Rate Risk, Maturity Risk, Yield Curve Risk, Prepayment Risk and Liquidity Risk; Multi-Manager Structure Risk; Risks Related to Investing in ETPs and Other Funds; Risks Related to Portfolio Turnover; Micro Cap Companies Risk; Tax Risk; and U.S. Government Securities Risk, as shown below. The Gator Opportunities Fund has a Non-Diversified Fund Risk that the BPV Small Cap Fund does not have.

COMPARISON OF DIFFERENCES IN PRINCIPAL RISK FACTORS
GATOR OPPORTUNITIES FUND	BPV SMALL CAP FUND
The Gator Opportunities Fund has no comparable risk in the current prospectus.
Derivative Risk.  Futures contracts and options are referred to as "derivative" instruments since their values are based on ("derived from") the values of other securities.  Derivative instruments can be volatile and the potential loss to the BPV Small Cap Fund may exceed the BPV Small Cap Fund's initial investment.  Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument.  The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities.  If an adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the BPV Small Cap Fund's return.  The BPV Small Cap Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

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Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the BPV Small Cap Fund, which magnifies the BPV Small Cap Fund's exposure to the underlying instrument.

•    Futures Contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  The BPV Small Cap Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as "initial margin" in an amount required for the particular futures contract as set by the exchange on which the contract is traded.  This margin amount may be significantly modified from time to time by the exchange during the term of the contract.  If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The BPV Small Cap Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the BPV Small Cap Fund will usually be liquidated in this manner, the BPV Small Cap Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the BPV Small Cap Fund to do so.

•    Options.  If the BPV Small Cap Fund sells a put option whose exercise is settled in cash, the BPV Small Cap Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the BPV Small Cap Fund will be responsible, during the option's life, for any decreases in the value of the underlying security below the strike price of the put option.  If the BPV Small Cap Fund sells a call option whose exercise is settled in cash, the BPV Small Cap Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the BPV Small Cap Fund will be responsible, during the option's life, for any increases in the value of the underlying security above the strike price of the call option.

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•    Securities Index Futures Contracts.  A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract.  On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out.  Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Company Risk.  Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company's financial condition or prospects, or changes in market or economic conditions affecting a company's industry generally.  Equity security prices also fluctuate based on investors' perceptions of a security's value, regardless of the accuracy of those perceptions.

Equity Securities Risk.  Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company's financial condition or prospects, or changes in market or economic conditions affecting a company's industry generally.  Equity security prices also fluctuate based on investors' perceptions of a security's value, regardless of the accuracy of those perceptions. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the BPV Small Cap Fund could lose a substantial part, or even all, of its investment in a particular issue.

The Gator Opportunities Fund has no comparable risk in the current prospectus.
Fixed Income Risks. Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk and liquidity risk. These risks could affect the value of investments of the BPV Small Cap Fund, possibly causing the BPV Small Cap Fund's share price and total return to be reduced and fluctuate more than other types of investments.

•    Credit Risk. The value of the BPV Small Cap Fund's fixed income investments is dependent on the creditworthiness of their issuers. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

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•    Interest Rate Risk. The value of the BPV Small Cap Fund's fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of the BPV Small Cap Fund's fixed income investments is expected to decline.  This risk may be heightened in the current environment as interest rates are likely to experience increased volatility as a result of the conclusion of the US government's quantatative easing program and the likelihood of a general rise in interest rates.

•    Maturity Risk. The value of the BPV Small Cap Fund's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•    Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the BPV Small Cap Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable fixed income investments with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a fixed income investment will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term fixed income investment prices decrease relative to short-term fixed income investment prices.

•    Prepayment risk. This is the risk that the issuers of fixed income investments owned by the BPV Small Cap Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the BPV Small Cap Fund may have to reinvest the proceeds in fixed income investments with lower interest rates, which can reduce the BPV Small Cap Fund's returns.

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•     Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).  Liquidity risk may be further increased to the extent that dealers that have typically played market-making roles with respect to fixed income securities have a reduced capacity to fulfill that role, for example as a result of a decrease in proprietary trading in such securities or as a result of increased regulatory capital requirements.

Management Style Risk.  The performance of the Gator Opportunities Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when GCM's management style (generally, value-oriented small-cap equity) is out-of-favor in the market.  Since different types of equity securities (e.g., large-cap, mid-cap, small-cap) tend to shift into and out of favor with investors depending on market and economic conditions, the performance of the Gator Opportunities Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when GCM's management style is out-of-favor.

Management Style Risk.  The NAV of the BPV Small Cap Fund's shares changes daily based on the performance of the securities in which it invests.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  There is no guarantee that an adviser's judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results.  If an adviser fails to accurately judge potential investments, the BPV Small Cap Fund's share price may be adversely affected.

Market Risk.  Securities markets are volatile and prices of all securities may decline when markets decline generally.  Accordingly, the price of and the income generated by the Gator Opportunities Fund's securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

Market Risk.  Market risk refers to the risk that the value of securities in the BPV Small Cap Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond an adviser's control, including the quality of the BPV Small Cap Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions.  In a declining market, the values of all securities (including those in the BPV Small Cap Fund's portfolio) may decline, regardless of their long-term prospects.  Security values tend to move in cycles, with periods when values generally rise and periods when they generally decline.

The Gator Opportunities Fund has no comparable risk in the current prospectus.
Multi-Manager Structure Risk.  To the extent that the BPV Small Cap Fund employs the Multi-Manager Structure, the BPV Small Cap Fund's performance depends on the ability of BPV in selecting, overseeing, and allocating BPV Small Cap Fund assets among the advisers. The advisers' investment styles may not always be complementary. The advisers make investment decisions independently of one another, and may make decisions that conflict with each other.  For example, it is possible that an adviser may purchase an investment for the BPV Small Cap Fund at the same time that another adviser sells the same investment, resulting in higher expenses without accomplishing any net investment result; or that several advisers purchase the same investment at the same time, without aggregating their transactions, resulting in higher expenses. Moreover, the Multi-Manager approach may result in the BPV Small Cap Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the BPV Small Cap Fund's performance depending on the performance of those investments and the overall market environment. The BPV Small Cap Fund's advisers may underperform the market generally or underperform other investment managers that could have been selected for the BPV Small Cap Fund.

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BPV Capital Management and the BPV Small Cap Fund have received an exemptive order from the SEC that permits BPV Capital Management to engage sub-advisers, to enter into subadvisory agreements with those sub-advisers, and to materially amend any existing subadvisory agreement with sub-advisers, upon the approval of the BPV Board and without shareholder approval.
Portfolio Management Risk.  The strategies used and securities selected by GCM may fail to produce the intended result and the Gator Opportunities Fund may not achieve its objective.  The securities selected for the Gator Opportunities Fund may not perform as well as other securities that were consistent with the Gator Opportunities Fund's investment strategy, but were not selected for the Gator Opportunities Fund.  As a result, the Gator Opportunities Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

Portfolio Management Risk.  The strategies used and securities selected by the BPV Small Cap Fund's advisers may fail to produce the intended result and the BPV Small Cap Fund may not achieve its objective.  The securities selected for the BPV Small Cap Fund may not perform as well as other securities that were consistent with the BPV Small Cap Fund's investment strategy, but were not selected for the BPV Small Cap Fund.  As a result, the BPV Small Cap Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

The Gator Opportunities Fund has no comparable risk in the current prospectus.
Risks Related to Investing in ETPs and Other Funds.  Investments in ETPs and other registered investment companies subject the BPV Small Cap Fund to paying its proportionate share of those funds' fees and expenses. In addition, under the 1940 Act, the BPV Small Cap Fund is subject to restrictions that may limit the amount of any particular ETP or other registered investment company that the BPV Small Cap Fund may own.

Risks Related to Other Equity Securities.  In addition to common stocks, the equity securities in the Gator Opportunities Fund's portfolio may include preferred stock and convertible securities.  Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised.  As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

Risks Related to Other Equity Securities.  In addition to common stocks, the equity securities in the BPV Small Cap Fund's portfolio may include preferred stock and convertible securities.  Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised.  As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

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The Gator Opportunities Fund has no comparable risk in the current prospectus.
Risks Related to Portfolio Turnover.  The BPV Small Cap Fund may sell portfolio securities without regard to the length of time they have been held and may have a higher portfolio turnover rate than other registered investment companies.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional BPV Small Cap Fund expenses.  High rates of portfolio turnover may lower the performance of the BPV Small Cap Fund due to these increased costs and may also result in the realization of short-term capital gains.  If the BPV Small Cap Fund realizes capital gains when portfolio investments are sold, the BPV Small Cap Fund must generally distribute those gains to shareholders, increasing the BPV Small Cap Fund's taxable distributions.  High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector and Regulatory Risk.  While the Gator Opportunities Fund does not concentrate in any industry or group of industries, the Gator Opportunities Fund may make significant investments in one or more industry sectors, subjecting it to risks greater than risks applicable to the market generally.  Weaknesses or declines in the prospects for any industry sectors in which the Gator Opportunities Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the NAV of the Gator Opportunities Fund.  In addition, to the extent the Gator Opportunities Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the NAV of the Gator Opportunities Fund.

Sector/Industry Risk.  To the extent the BPV Small Cap Fund is concentrated in one or more sectors, this may make the BPV Small Cap Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting utilities and companies in these sectors.  As concentration of the BPV Small Cap Fund's investments in a sector increases, so does the potential for fluctuation in the NAV of the BPV Small Cap Fund.

Small and Mid-Cap Securities Risk.  Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general.  In addition, the market for small and mid-cap securities may be more limited than the market for larger companies.

Micro, Small and Mid Cap Companies Risk.  Investing in securities of mid, small and micro capitalization companies may involve greater volatility than investing in larger and more established companies because smaller capitalization companies may be subject to more abrupt or erratic share price changes than larger, more established companies. Micro and small cap companies may have a small share of the market for their products or services or they may provide goods and services for a limited market. Further, there is typically a smaller market for the securities of a micro and small cap company than for securities of a large company.

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The Gator Opportunities Fund has no comparable risk in the current prospectus.
Tax Risk.  The BPV Small Cap Fund's investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the U.S. tax code, future changes in tax laws and regulations, including changes as a result of the "sunset" provisions that currently apply to the favorable tax treatment of tax-advantaged dividends. There can be no assurance that any portion of the BPV Small Cap Fund's income distributions will not be fully taxable as ordinary income.  The BPV Small Cap Fund's ability to pursue its investment objective, the value of the BPV Small Cap Fund's investments and the BPV Small Cap Fund's NAV may be adversely affected by changes in tax rates and policies.

The Gator Opportunities Fund has no comparable risk in the current prospectus.
U.S. Government Securities Risk.  Obligations issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the securities will increase and, in fact, the market values of such obligations may fluctuate. In addition, not all U.S. government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Non-Diversified Fund Risk.  In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than diversified mutual funds.  Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the Gator Opportunities Fund than it would if the Gator Opportunities Fund was required to hold a larger number of securities or smaller positions.
The BPV Small Cap Fund has no comparable risk in the current prospectus.

III.	COMPARISON FEE TABLES AND EXAMPLES

A.	Fee Tables

For each of the Gator Opportunities Fund and the BPV Small Cap Fund, you will pay indirectly various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Gator Opportunities Fund and the BPV Small Cap Fund.  Only pro forma information has been presented with respect to the BPV Small Cap Fund because the BPV Small Cap Fund will not commence operations until the Reorganization is completed.  The Reorganization itself will not cause a shareholder to directly pay any additional fees.
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FEES AND EXPENSES
	Gator Opportunities Fund Institutional Class	Pro Forma: BPV Small Cap Fund Institutional Class	Gator Opportunities Fund Investor Class	Pro Forma: BPV Small Cap Fund Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.50%(1)
Maximum Deferred Sales Charge (Load)	None	None	None	1.00%(2)
Redemption Fee	1.00%	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service Fees	None	None	0.25%	0.25%
Other Expenses(3)	[12.98]%	____	[10.58]%	____
Acquired Fund Fees and Expenses(3)	[0.01]%(4)	____(5)	[0.01]%(4)	____(5)
Total Annual Fund Operating Expenses(3)	[13.99]%(4)	____(5)	[11.84]%(4)	____(5)
Fee Waiver/Expense Reimbursement(3)	([12.49]%)(4)	____(5)	([10.09]%)(4)	____(5)
Total Annual Fund Operating Expenses (After Fee Waiver or Expense Reimbursement)(3)	[1.50]%(4)	____(5)	[1.75]%(4)	____(5)

(1)
The initial sales charge will not be charged on Class A shares of the BPV Small Cap Fund that are received by shareholders in exchange for their Investor Class shares of the Gator Opportunities Fund (including any subsequent investment in Class A shares by such investors) as a result of the Reorganization.

(2)
In the case of investments at or above the $500,000 breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 12 months of purchase.

(3)	Expenses are based on estimated amounts for the fiscal year ending March 31, 2016.

(4)
GCM has entered into a contractual agreement with the Gator Opportunities Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Gator Opportunities Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.49%.  Any waiver or reduction of fees or expenses by GCM under this agreement is subject to repayment by the Gator Opportunities Fund within the three twelve month periods following the twelve month period in which such waiver or reduction occurred, if the Gator Opportunities Fund is able to make the payment without exceeding the 1.49% expense limitation.  The contractual agreement cannot be terminated prior to August 1, 2017 without the Gator Board's approval.

(5)
Effective upon the closing of the Reorganization, BPV Capital Management has entered into a contractual agreement with the BPV Small Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the BPV Small Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.49%. Subject to approval by the BPV Board, any waiver under the Expense Limitation Agreement is subject to repayment by the BPV Small Cap Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the BPV Small Cap Fund is able to make the payment without exceeding the 1.49% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2017 without the BPV Board's approval. The expense limitation excludes certain expenses which are described further in the "Comparison Fee Tables and Examples – Expense Limitation Arrangements" section of this Proxy Statement/Prospectus.

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B.	Example

This example will help you compare the cost of investing in the Gator Opportunities Fund and the cost of investing in the BPV Small Cap Fund with other mutual funds. The examples assume that you invest $10,000 in the specified fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that all dividends and other distributions are reinvested and that total operating expenses for each fund are those shown in the tables above (using net annual fund operating expenses for the first year, to reflect expense reimbursement obligations, and gross annual fund operating expenses for all other years) and remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Gator Opportunities Fund Institutional Class	Pro Forma: BPV Small Cap Fund Institutional Class	Gator Opportunities Fund Investor Class	Pro Forma: BPV Small Cap Fund Class A
1 Year	$ [153]	$ [___]	$ [178]	$ [___]
3 Years	$ [1,742]	$ [___]	$ [1,581]	$ [___]
5 Years	$ [4,230]	$ [___]	$ [3,774]	$ [___]
10 Years	$[8,738]	$ [___]	$ [8,073]	$ [___]

C.	Expense Limitation Agreements

Gator Opportunities Fund

GCM has contractually agreed under an Expense Limitation Agreement, until August 1, 2017, to waive or reduce its fees and to assume other expenses of the Gator Opportunities Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.49% of its average daily net assets. Subject to approval by the Gator Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Gator Opportunities Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Gator Opportunities Fund is able to make the payment without exceeding the 1.49% expense limitation. Prior to August 1, 2017, this agreement may not be modified or terminated without the approval of the Gator Board.  After August 1, 2017, the Expense Limitation Agreement may continue from year-to-year provided such continuance is approved by the Gator Board.  The Expense Limitation Agreement may be terminated by GCM or the Gator Board, without approval by the other party, at the end of the then current term upon not less than 90 days' notice to the other party as set forth in the Expense Limitation Agreement.
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BPV Small Cap Fund

BPV Capital Management has contractually agreed under an Expense Limitation Agreement, until August 1, 2017, to waive or reduce its fees and to assume other expenses of the BPV Small Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.49% of its average daily net assets. Subject to approval by the BPV Board, any waiver under the Expense Limitation Agreement is subject to repayment by the BPV Small Cap Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the BPV Small Cap Fund is able to make the payment without exceeding the 1.49% expense limitation. Prior to August 1, 2017, this agreement may not be modified or terminated without the approval of the BPV Board.  After August 1, 2017, the Expense Limitation Agreement may continue from year-to-year provided such continuance is approved by the BPV Board.  The Expense Limitation Agreement may be terminated by BPV Capital Management or the BPV Board, without approval by the other party, at the end of the then current term upon not less than 90 days' notice to the other party as set forth in the Expense Limitation Agreement.

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION

The following is a summary of key information concerning the proposed Reorganization. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A, and in the documents incorporated by reference into this Proxy Statement/Prospectus.

A.	Summary of the Proposed Reorganization

Pursuant to the Plan, the BPV Small Cap Fund will acquire all of the assets, and assume the liabilities of the Gator Opportunities Fund solely in exchange for that number of full and fractional shares of the BPV Small Cap Fund having an aggregate NAV equal to the aggregate NAV of the Gator Opportunities Fund at the Effective Time (as defined in the Plan). Immediately thereafter, the Gator Opportunities Fund will distribute such BPV Small Cap Fund shares to its shareholders by establishing accounts on the BPV Small Cap Fund's share records in the names of those shareholders representing the respective pro rata number of BPV Small Cap Fund shares deliverable to them, in complete liquidation of the Gator Opportunities Fund.

Until the Effective Time of the proposed Reorganization, shareholders of the Gator Opportunities Fund will continue to be able to redeem their shares at the NAV next determined after receipt by the Gator Opportunities Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after such closing date will be treated as requests received for the redemption or purchase of shares of the BPV Small Cap Fund received by the shareholder in connection with the Reorganization. After the proposed Reorganization is consummated, all of the issued and outstanding shares of the Gator Opportunities Fund will be canceled on the books of the Gator Opportunities Fund and the transfer books of the Gator Opportunities Fund will be permanently closed. Certificates evidencing the BPV Small Cap Fund shares will not be issued to the Gator Opportunities Fund's shareholders.

The assets transferred by the Gator Opportunities Fund to the BPV Small Cap Fund will include all investments held in the Gator Opportunities Fund's portfolio at the time of the Reorganization and all other assets of the Gator Opportunities Fund as of such time. No sales charges will be imposed on the shares of the BPV Small Cap Fund issued in connection with the proposed Reorganization.

Since the shares of the BPV Small Cap Fund will be issued at NAV in exchange for the net assets of the Gator Opportunities Fund having a value equal to the aggregate NAV of the shares of the Gator Opportunities Fund as of the Effective Time, the NAV per share of the BPV Small Cap Fund should remain virtually unchanged solely as a result of the Reorganization. Thus, the Reorganization should not result in dilution of the NAV of the Gator Opportunities Fund or the BPV Small Cap Fund immediately following consummation of the Reorganization, and each shareholder of the Gator Opportunities Fund will receive the same number of Institutional Class or Class A shares of the BPV Small Cap Fund, with the same total dollar value at the time of the Reorganization, as he or she held of Institutional Class or Investor Class shares, respectively, of the Gator Opportunities Fund immediately prior to the Reorganization.
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If the shareholders of the Gator Opportunities Fund approve the Reorganization at the Meeting, all required regulatory approvals are obtained and certain conditions are either met or waived, it is expected that the Reorganization will take place on or about [________], 2016, or such other date as is agreed to by the parties. If the Gator Opportunities Fund does not receive the required number of votes to approve the Reorganization, the Gator Opportunities Fund will continue to operate and the Gator Board may take any further action it deems to be in the best interest of the Gator Opportunities Fund and its shareholders, which likely would result in the closing of the Gator Opportunities Fund.

B.	Terms of the Plan

The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, which is attached hereto as Appendix A.

Valuation. The assets of the Gator Opportunities Fund will be valued as of the time at which the NAV is calculated pursuant to the valuation procedures set forth in the Gator Opportunities Fund's then current prospectus and statement of additional information ("SAI") at the Effective Time.

The NAV of each share of each class of the BPV Small Cap Fund at the Effective Time will be the same as the NAV per share of the corresponding class of the Gator Opportunities Fund immediately prior to the Reorganization.

Issuance and Distribution of the BPV Small Cap Fund Shares. At the Effective Time, the BPV Small Cap Fund will deliver to the Gator Opportunities Fund a number of full and fractional Institutional Class and Class A shares of the BPV Small Cap Fund equal to the number of full and fractional Institutional Class and Investor Class shares, respectively, of the Gator Opportunities Fund then outstanding as of the Effective Time.  The Gator Opportunities Fund will then distribute the Institutional Class and Class A shares of the BPV Small Cap Fund received pro rata to its shareholders of record as of the Effective Time in exchange for such shareholders' proportional interests in the Institutional Class and Investor Class shares of the Gator Opportunities Fund, respectively. The Institutional Class and Class A BPV Small Cap Fund shares received by a Gator Opportunities Fund's shareholder at the Effective Time will have the same aggregate NAV as such shareholder's interest in the Gator Opportunities Fund as of the Effective Time.

Expenses. BPV Capital Management will pay all of the customary expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, proxy solicitation expenses, other expenses of holding the Meeting and expenses incurred in connection with the dissolution and liquidation of the Gator Opportunities Fund following the Reorganization.

Required Approvals. The Plan can be approved only by the affirmative "vote of a majority of the outstanding voting securities" of the Gator Opportunities Fund, as such phrase is defined in the 1940 Act.  Assuming a quorum is present at the Meeting, the "vote of a majority of the outstanding voting securities" means: the affirmative vote of the lesser of (i) 67% or more of the outstanding voting securities present at the Meeting if more than 50% of the outstanding voting securities are present in person or by proxy or (ii) more than 50% of the outstanding voting securities.

Amendments and Conditions. Generally, the Plan may be amended by the mutual written consent of the parties thereto, notwithstanding approval thereof by Gator Opportunities Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval.  The obligations of Gator, on behalf of the Gator Opportunities Fund, and BPV, on behalf of the BPV Small Cap Fund, pursuant to the Plan are subject to various conditions, including the requisite approval of the Reorganization by the Gator Opportunities Fund's shareholders, the receipt of a legal opinion as to tax matters and the confirmation by the Gator Opportunities Fund and BPV of the continuing accuracy of their respective representations and warranties contained in the Plan.
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Termination. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Gator Opportunities Fund, at any time prior to the Closing (as defined in the Plan), (i) by Gator, if any conditions precedent to the obligations of the Gator Opportunities Fund have not been fulfilled or waived; (ii) by BPV, if any conditions precedent to the obligations of BPV have not been fulfilled or waived; or (iii) by mutual consent of Gator and BPV.

C.	Description of the BPV Small Cap Fund Shares

The BPV Small Cap Fund shares issued to the Gator Opportunities Fund shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. The shares of either class of the BPV Small Cap Fund may be sold and redeemed based upon the NAV of the applicable class of the BPV Small Cap Fund next determined after receipt of the purchase or redemption request, as described in the BPV Small Cap Fund's prospectus.

D.	Reasons for the Reorganization Considered by the Gator Board

The Gator Board, including a majority of the Independent Trustees, has determined that the interests of the Gator Opportunities Fund's shareholders will not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of the Gator Opportunities Fund's shareholders.

The reasons that the Reorganization is proposed are described above under "Synopsis - Reasons for the Reorganization/Board Deliberations."

E.	Federal Income Tax Consequences

The Reorganization is intended to be a tax-free reorganization for U.S. federal income tax purposes.  Kilpatrick Townsend, counsel to BPV, has been asked to deliver to the BPV Small Cap Fund and the Gator Opportunities Fund an opinion, and the closing of the Reorganization will be conditioned on receipt of such an opinion, substantially to the effect that, on the basis of existing provisions of the Code, the Treasury regulations promulgated thereunder, current administrative rules, pronouncements, and court decisions, for U.S. federal income tax purposes:

•
The BPV Small Cap Fund's acquisition of the Gator Opportunities Fund's assets (the "Assets") in exchange solely for shares of the BPV Small Cap Fund and its assumption of the Gator Opportunities Fund's liabilities (the "Liabilities"), followed by the Gator Opportunities Fund's distribution of those shares pro rata to its shareholders actually or constructively in exchange for their shares of the Gator Opportunities Fund, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and the BPV Small Cap Fund and the Gator Opportunities Fund will each be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

•
The Gator Opportunities Fund will recognize no gain or loss on the transfer of the Assets to the BPV Small Cap Fund in exchange solely for shares of the BPV Small Cap Fund and the BPV Small Cap Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the shareholders of the Gator Opportunities Fund in exchange for their shares of the Gator Opportunities Fund;

•	The BPV Small Cap Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for shares of the BPV Small Cap Fund and its assumption of the Liabilities;

•
The BPV Small Cap Fund's basis in each Asset will be the same as the Gator Opportunities Fund's basis therein immediately before the Reorganization, and the BPV Small Cap Fund's holding period for each Asset will include the Gator Opportunities Fund's holding period therefor (except where the BPV Small Cap Fund's investment activities have the effect of reducing or eliminating an Asset's holding period);

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•
A Gator Opportunities Fund shareholder will recognize no gain or loss on the exchange of all its Gator Opportunities Fund Shares solely for shares of the BPV Small Cap Fund Shares it receives pursuant to the Reorganization;

•
A Gator Opportunities Fund shareholder's aggregate basis in the BPV Small Cap Fund shares it receives in the Reorganization will be the same as the aggregate basis in its shares of the Gator Opportunities Fund it actually or constructively surrenders in exchange for those BPV Small Cap Fund Shares, and its holding period for those BPV Small Cap Fund Shares will include, in each instance, its holding period for those Gator Opportunities Fund Shares, provided the shareholder holds them as capital assets at the effective time; and

•
For purposes of section 381 of the Code, the BPV Small Cap Fund will be treated just as the Gator Opportunities Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Gator Opportunities Fund's taxable year, the Gator Opportunities Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by the BPV Small Cap Fund as if there had been no Reorganization, and the part of the Gator Opportunities Fund's taxable year before the Reorganization will be included in the BPV Small Cap Fund's taxable year after the Reorganization subject to any applicable conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Although the Gator Opportunities Fund is not aware of any adverse state income tax consequences, it has not made any investigation as to those consequences for its shareholders. Additionally, BPV and the Gator Opportunities Fund have not sought, and will not seek, a private letter ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization. The Kilpatrick Townsend opinion will be based on certain factual certifications made by officers of the Gator Board and the BPV Board and will also be based on customary assumptions.  The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above.  There is no assurance that the IRS or a court would agree with Kilpatrick Townsend.  An opinion of counsel is not binding upon the IRS or the courts.  If the Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Gator Opportunities Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Gator Opportunities Fund shares and the fair market value of the shares of the BPV Small Cap Fund he or she received in the Reorganization.

The Gator Opportunities Fund may have capital loss carryforward positions, which may be used to offset capital gains generated by the Gator Opportunities Fund. After the Reorganization, these losses will be available to the BPV Small Cap Fund to offset its capital gains. However, it is possible that the BPV Small Cap Fund may not be able to use these losses as rapidly as the Gator Opportunities Fund might have, and part of these losses may not be useable at all. The ability of the BPV Small Cap Fund to utilize the Gator Opportunities Fund's accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.

Although the Reorganization is expected to be tax-free for shareholders, the Gator Opportunities Fund may make one or more distributions to shareholders prior to the closing of the Reorganization.  Any such distribution generally will be taxable to shareholders as ordinary income or capital gain.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S., and other tax laws.
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F.	Comparison of Shareholder Rights

Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the Gator Opportunities Fund versus the rights of shareholders of the BPV Small Cap Fund.

Governing Law. The Gator Opportunities Fund is organized as a non-diversified separate series of Gator. The BPV Small Cap Fund is organized as a diversified separate series of BPV. Both Gator and BPV are organized as Delaware statutory trusts (collectively referred to as the "Trusts").  Because both Trusts are Delaware statutory trusts, the laws governing each will be the same.  The Gator Opportunities Fund and the BPV Small Cap Fund are authorized to issue an unlimited number of shares of beneficial interest. The operations of the Gator Opportunities Fund and the BPV Small Cap Fund are each governed by their respective Declaration of Trust and By-Laws (together, the "Governing Documents") and applicable state law.

Term of Trustees; Removal of Trustees.  Both Gator's Declaration of Trust and BPV's Declaration of Trust generally provide that the Trustees shall serve for a term of unlimited duration, subject to their resignation and removal.  Both Declarations of Trust provide that any Trustee may be removed by a majority vote of the then Trustees or by a vote of shareholders owning at least two-thirds of the outstanding shares of Trust.

Trustee Liability and Indemnification.  The Delaware statutory Trust Act (the "Delaware Act") contains provisions generally shielding trustees from personal liability for the debts or obligations of a Delaware statutory trust. Neither Declaration of Trust protects Trustees from any liability to which they may be subject as a result of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Both Trusts are required to indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or Trustees, except under certain limited circumstances relating to the culpability of such officers or Trustees.

Shareholder Meetings. A Delaware statutory trust it not required to hold shareholders meetings, and neither Gator's Declaration of Trust nor BPV's Declaration of Trust requires the respective Board of Trustees to hold annual meetings of shareholders.  Both Declarations of Trust provide that the applicable Board of Trustees will determine whether and when shareholder meetings will be held.  Under the Governing Documents of both Gator and BPV, a special meeting of the shareholders may be called by shareholders holding not less than 20% of the then outstanding shares of the applicable Trust, and shareholders must be given not less than 10 days' notice of any shareholder meeting.  Both sets of Bylaws state that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, but a majority of the votes present or in person by proxy shall be sufficient for adjournments.

Both Declarations of Trust state that shareholders have the power to vote only on the matters specified in such Declaration of Trust and generally give shareholders the power to vote (i) for the election or removal of Trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, (iii) on such other matters as the Trustees may consider necessary or desirable.

Shareholder Liability. The Delaware Act contains provisions generally shielding beneficial owners from personal liability for the debts or obligations of a Delaware statutory trust.  Both sets of Governing Documents provide that neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any shareholder, or to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time agree to pay.  Neither set of Governing Documents contains provisions relating to indemnification of shareholders.

Series Liability.  Both Declarations of Trust provide that the assets of the Trust held with respect to each series shall be charged with the liabilities of the Trust with respect to such series and all expenses, costs, charges and reserves attributable to such series, and any general liabilities of the Trust which are not readily identifiable as being held in respect of a series shall be allocated and charged by the Trustees to and among any one or more series in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable.  Both Declarations of Trust also provide that all persons who have extended credit which has been allocated to a particular series, or who have a claim or contract which has been allocated to a series, shall look exclusively to the assets held with respect to such series for payment of such credit, claim, or contract.

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Board of Trustees. Each of the Gator Opportunities Fund and the BPV Small Cap Fund is a series of a Trust with a Board of Trustees. The composition of the Gator Board is different from that of the BPV Board, both in terms of membership and size.

Amendments to Governing Documents.  Both Declarations of Trust provide broad flexibility as to the manner of amending and/or restating their respective Governing Documents.  Each Declaration of Trust may be amended or supplemented by the applicable Board of Trustees by an instrument in writing signed by a majority of Trustees. Both Declarations of Trust provide that if shares have been issued, shareholder approval is required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series (or class) or to increase or decrease the par value of the shares of any series (or class).

For more information, refer to the July 29, 2015 SAI for the Gator Opportunities Fund and the [___________], 2016 SAI for the BPV Small Cap Fund, each of which is incorporated by reference into this Proxy Statement/Prospectus.

G.	Capitalization

The following table shows the capitalization of the Gator Opportunities Fund and the BPV Small Cap Fund and the pro forma combined capitalization of the BPV Small Cap Fund on an unaudited basis as of [__________], 2016 as if the Reorganization had occurred on that date:

	Gator Opportunities Fund	BPV Small Cap Fund*	BPV Small Cap Fund Pro Forma Combined
Net asset value	$[________]	---	$[________]
Shares outstanding	[________]	---	[________]
Net asset value per share	$[_____]	---	$[_____]

*	Prior to the proposed Reorganization, the BPV Small Cap Fund is not expected to have any assets.

V.      INFORMATION ABOUT THE GATOR OPPORTUNITIES FUND AND THE NEW BPV SMALL CAP FUND

A.	Investment Objective and Investment Strategies

Gator Opportunities Fund

See the discussion under "Comparison of the Gator Opportunities Fund and the BPV Small Cap Fund - Investment Objectives and Principal Investment Policies." See also the discussion of the Gator Opportunities Fund's investment objectives and investment strategies in the prospectus of the Gator Opportunities Fund, dated July 29, 2015.

BPV Small Cap Fund

Investment Objective:  Long-term capital appreciation.
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PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve the BPV Small Cap Fund's investment objective, the BPV Small Cap Fund invests primarily in equity securities of small capitalization ("small-cap") companies.  Under normal market conditions, the BPV Small Cap Fund will invest at least 80% of its total assets in equity securities of small-cap companies.  BPV Capital Management considers small-cap companies to be those having market capitalizations below the market capitalization of the Russell 2000 Index's largest capitalization company.  Some of these companies may be considered micro capitalization companies. The BPV Small Cap Fund also may invest up to 20% of its assets in equity securities of mid- and large- capitalization companies.  The BPV Small Cap Fund's equity investments will be primarily in common stock of operating companies; however, the BPV Small Cap Fund may also invest in ETPs, such as ETFS, and make other equity investments, such as purchases of preferred stock and securities convertible into common stock.

Currently, the BPV Small Cap Fund employs GCM as a sub-adviser to the BPV Small Cap Fund.  GCM is responsible for managing the Gator Portfolio and BPV Capital Management manages the BPV Portfolio.  While BPV Capital Management may invest a portion of the BPV Portfolio in equity securities, the primary focus of the BPV Portfolio will be managing the BPV Small Cap Fund's cash flows and liquidity and, when BPV Capital Management believes it is necessary or appropriate, applying certain hedging techniques (which may include, without limitation, use of futures and options). The BPV Portfolio will generally constitute no more than 15% of the BPV Small Cap Fund's total assets, provided, however, that during certain times (for example, when the BPV Small Cap Fund has experienced a large cash inflow) the BPV Portfolio may represent more than 15% of the BPV Small Cap Fund's total assets for short periods of time.  Within the BPV Portfolio, BPV Capital Management may invest a portion of the BPV Small Cap Fund's assets in instruments that may include, without limitation, short term U.S. government and agency securities, ETFs, futures and options (including options on securities indices, ETFs and/or futures contracts).

Ability to Employ Multi-Manager Structure

While the BPV Small Cap Fund currently has only one sub-adviser, it is authorized and may in the future determine to utilize a "Multi-Manager" approach whereby the BPV Small Cap Fund's assets may be allocated to one or more sub-advisers, which may include GCM, in percentages determined at the discretion of BPV Capital Management, in order to seek to achieve the BPV Small Cap Fund's investment objective. The allocations to the various sub-advisers may vary from time to time in the discretion of BPV Capital Management. The allocation to BPV Capital Management may also vary from time to time, but will not generally exceed 15% of the BPV Small Cap Fund's total assets.  BPV Capital Management and BPV have received an exemptive order from the SEC that allows them to engage sub-advisers, to enter into subadvisory agreements with those sub-advisers, and to amend materially any existing subadvisory agreements with sub-advisers, upon the approval of the BPV Board and without shareholder approval.  The shareholders of the BPV Small Cap Fund have approved the BPV Small Cap Fund's operation in this manner and the reliance by the BPV Small Cap Fund on this exemptive order.

Each of the advisers would act independently from the others and utilize its own distinct investment style in selecting securities. However, each of the advisers must operate within the constraints of the BPV Small Cap Fund's investment strategies and restrictions.  BPV Capital Management would remain the primary provider of investment advisory services to the BPV Small Cap Fund and would be responsible for the oversight of the sub-advisers and for monitoring each sub-adviser's adherence to its strategy and performance.  BPV Capital Management would also be responsible for making recommendations to the BPV Board regarding the sub-advisers' hiring, termination and replacement. The multi-manager structure is generally designed to provide investors access to a number of different investment styles.

B.	Fees and Expenses

Gator Opportunities Fund

See the discussion under "Comparison Fee Tables and Examples." See also the discussion of the Gator Opportunities Fund's fees and expenses in the prospectus of the Gator Opportunities Fund, dated July 29, 2015.

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BPV Small Cap Fund

See the discussion under "Comparison Fee Tables and Examples."

C.	Performance and Portfolio Turnover

Gator Opportunities Fund

For a discussion of the Gator Opportunities Fund's performance during the fiscal year ended March 31, 2015 and of the portfolio turnover of the Gator Opportunities Fund, please see the Annual Report to Shareholders for the Gator Opportunities Fund for the fiscal year ended March 31, 2015. How the Gator Opportunities Fund has performed in the past is not necessarily an indication of how the Gator Opportunities Fund will perform in the future.  Updated performance information, current to the most recent month-end, is available by calling 855-270-2678.

BPV Small Cap Fund

This section would normally include a bar chart and a table showing how the BPV Small Cap Fund has performed and how its performance has varied from year to year. Because the BPV Small Cap Fund has not commenced operations prior to the date of this Proxy Statement/Prospectus, the bar chart and table are not shown.

Because the investment objective of the BPV Small Cap Fund will be the same as that of the Gator Opportunities Fund and the principal investment strategies of the BPV Small Cap Fund will be similar to those of the Gator Opportunities Fund, the performance history of the Gator Opportunities Fund is expected to carry over to the BPV Small Cap Fund.

Portfolio turnover for the BPV Small Cap Fund is not available because the BPV Small Cap Fund has not commenced operations as of the date of this Proxy Statement/Prospectus.

D.	Investment Adviser and Portfolio Managers

Gator Opportunities Fund

GCM, LLC is the investment adviser to the Gator Opportunities Fund.  For a discussion of the services GCM provides to the Gator Opportunities Fund, see the prospectus of the Gator Opportunities Fund, dated July 29, 2015.  Mr. Derek Pilecki is the President and Chief Investment Officer of GCM and the current portfolio manager of the Gator Opportunities Fund and he is responsible for the day-to-day management of the Gator Opportunities Fund's portfolio. For a discussion of the experience and qualifications of the portfolio manager, see below and the prospectus of the Gator Opportunities Fund, dated July 29, 2015, and the amendment thereto filed November 6, 2015.

BPV Small Cap Fund

Investment Adviser

BPV Capital Management, LLC, located at 9202 South Northshore Drive, Suite 300, Knoxville, Tennessee 37922, serves as the investment adviser to the BPV Small Cap Fund.  BPV Capital Management serves in that capacity pursuant to an investment advisory agreement with BPV on behalf of the BPV Small Cap Fund. BPV Capital Management manages the BPV Portfolio in accordance with the investment policies of the BPV Small Cap Fund, subject to the oversight and supervision of the BPV Board.  BPV Capital Management makes day-to-day investment decisions for the BPV Portfolio and selects broker-dealers for executing portfolio transactions with respect to the BPV Portfolio, subject to the brokerage policies established by the BPV Board.
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BPV Capital Management also assists with: (a) non-advisory operations of the BPV Small Cap Fund, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information, (d) the preparation of reports to be filed with the SEC and other regulatory authorities, and (e) maintaining certain of the BPV Small Cap Fund's records. BPV Capital Management has engaged GCM (and may in the future engage additional sub-advisers) to manage certain of the BPV Small Cap Fund's investments in accordance with the investment policies of the BPV Small Cap Fund, subject to the oversight and supervision of BPV Capital Management and the BPV Board.

BPV Capital Management was organized as a Delaware limited liability company in May 2009.  BPV Capital Management currently serves as the investment adviser to six other registered investment companies.

BPV Capital Management Compensation.  BPV Capital Management receives a monthly advisory fee at the annual rate of 1.00% of the average daily NAV of the BPV Small Cap Fund.  BPV Capital Management has entered into an Expense Limitation Agreement with the BPV Small Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the BPV Small Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" as indicated in the fee tables above. While BPV Capital Management has no obligation to continue the waiver past the current term, it is expected that each contractual agreement will continue from year-to-year provided such continuance is approved by BPV Capital Management and the BPV Board.  BPV Capital Management has not been paid any advisory fees as of the date of this Proxy Statement/Prospectus.

Investment Sub-Advisers

The BPV Small Cap Fund currently employs one sub-adviser, GCM, located at 100 South Ashley Drive, Suite 895, Tampa, Florida 33602.  GCM serves in that capacity pursuant to a sub-advisory contract (the "Sub-Advisory Agreement") with BPV on behalf of the BPV Small Cap Fund as approved by the BPV Board.  GCM makes day-to-day investment decisions for the Gator Portfolio and selects broker-dealers for executing portfolio transactions with respect to the Gator Portfolio, subject to the brokerage policies established by the BPV Board.

GCM, organized as a Delaware limited liability company in 2008, is controlled by its President, Chief Investment Officer and sole member, Derek Pilecki.  Mr. Pilecki has been affiliated with GCM since its inception in 2008.  GCM has experience providing investment advisory services to registered investment companies, a private investment partnership, and separate accounts.
Additional sub-advisers may be engaged for the BPV Small Cap Fund in the future.

Sub-Adviser Compensation.  As full compensation for its services to the BPV Small Cap Fund, GCM receives monthly compensation from the BPV Small Cap Fund that is equal to:

•	45% of the investment advisory fee received by BPV Capital Management that is attributable to assets in the Gator Portfolio up to $150 million; and
•	35% of the investment advisory fee received by BPV Capital Management that is attributable to assets in the Gator Portfolio in excess of $150 million.

Portfolio Managers

It is expected that Derek Pilecki, the founder and President, Chief Investment Officer and sole member of GCM, will serve as portfolio manager for the Gator Portfolio.  At GCM, Mr. Pilecki is the Chief Investment Officer and the portfolio manager of the Gator Opportunities Fund and the Gator Focus Fund, another series of Gator, as well as a private investment partnership and various separately managed accounts.
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From 2002 through 2008, Mr. Pilecki was a member of the Goldman Sachs Asset Management ("GSAM") Growth Equity Team.  While at GSAM, Mr. Pilecki was the co-Chair of the Investment Committee for the Growth Team and was a Portfolio Manager.  He was also a member of the portfolio management team responsible for the Goldman Sachs Capital Growth Fund, and provided primary coverage of the Financials sector for the Growth Team. Prior to GSAM, Mr. Pilecki was an Analyst at Clover Capital Management in Rochester, NY and Burridge Growth Partners in Chicago, IL and covered the Financials sector at both firms.  Before entering graduate school, Mr. Pilecki worked at Fannie Mae providing interest rate risk analysis for the company's mortgage investment portfolio. Mr. Pilecki holds an MBA with honors in Finance and Accounting from the University of Chicago and a BA in Economics from Duke University.  Mr. Pilecki holds the Chartered Financial Analyst® designation and is a member of the CFA Tampa Bay Society.

Steven Turi, Andrew Melnick and Lawrence Chiarello are the portfolio managers primarily responsible for the day-to-day management of the BPV Small Cap Fund (including, without limitation, selection and oversight of sub-advisers). Mr. Turi has worked at BPV Capital Management as Chief Investment Officer since 2014. Prior to joining BPV Capital Management, Mr. Turi was the Managing Partner and Chief Investment Officer of SkyView Investment Advisors, LLC for more than four years.  Mr. Melnick has worked at BPV Capital Management as the Chief Investment Strategist since 2014.  Prior to joining BPV Capital Management, Mr. Melnick was the Managing Partner at SkyView Investment Advisors, LLC for more than four years. Mr. Chiarello has worked at BPV Capital Management as a Senior Account Manager since 2014.  Prior to joining BPV Capital Management, Mr. Chiarello was a Partner and Portfolio Manager at SkyView Investment Advisors, LLC for more than four years.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the BPV Small Cap Fund is available in the BPV Small Cap Fund's SAI.

E.	Net Asset Value

Gator Opportunities Fund

For a discussion of how the offering price of the Gator Opportunities Fund's shares is determined, see the prospectus of the Gator Opportunities Fund, dated July 29, 2015.

BPV Small Cap Fund

The price at which you purchase or redeem shares is based on the next calculation of NAV after a purchase or redemption order is received in proper form by Ultimus Fund Solutions, LLC (the "BPV Transfer Agent") on behalf of the BPV Small Cap Fund.  An order is considered to be in proper form if it is complete and contains all necessary information to process the order, is accompanying by payment in full of the purchase amount and is delivered in an approved manner as set forth in the BPV Small Cap's Prospectus ("Good Form").  The NAV per share of each class of shares of the BPV Small Cap Fund (each, a "Class") is calculated separately by adding the value of securities and other assets of the BPV Small Cap Fund attributable to that Class, subtracting the liabilities charged to the BPV Small Cap Fund and attributable to that Class (including BPV Small Cap Fund expenses, which are accrued daily), and dividing the result by the number of outstanding shares of that Class.  The NAV per share of each Class of the BPV Small Cap Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier.  The BPV Small Cap Fund does not calculate NAV on business holidays when the NYSE is closed.  Currently, the NYSE is closed on weekends and in recognition of the following holidays:  New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the BPV Board.  In determining the value of the BPV Small Cap Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. The BPV Small Cap Fund normally uses pricing services to obtain market quotations.
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The BPV Small Cap Fund values the securities of other investment companies in which it invests at the NAV of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the BPV Small Cap Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the BPV Board.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the BPV Small Cap Fund's NAV calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale.

Pursuant to policies adopted by the BPV Board, each of the advisers is responsible for notifying the BPV Board (or BPV's Fair Value Committee) when it believes that fair value pricing is required for a particular security in the portion of the BPV Small Cap Fund's portfolio that is managed by such adviser.  The BPV Small Cap Fund's policies regarding fair value pricing are intended to result in a calculation of the BPV Small Cap Fund's NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the BPV Small Cap Fund's normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold.

F.	Shares

Gator Opportunities Fund

For a discussion of the Gator Opportunities Fund's shares, including how the shares may be purchased and redeemed, see the prospectus of the Gator Opportunities Fund, dated July 29, 2015.

BPV Small Cap Fund

The BPV Small Cap Fund offers three classes of shares: Institutional Class Shares, Class A Shares and Class C Shares (each a "Class" and collectively the "Classes").  Only Institutional Class Shares and/or Class A Shares will be received by shareholders of the Gator Opportunities Fund in connection with the Reorganization.  Institutional Class Shares of the BPV Small Cap Fund will be received by holders of Institutional Class Shares of the Gator Opportunities Fund and Class A Shares of the BPV Small Cap Fund will be received by holders of Investor Class Shares of the Gator Opportunities Fund.  No upfront or contingent deferred sales charges will be charged on Class A Shares that are received by Gator Opportunities Fund shareholders as a result of the Reorganization (including any subsequent investment in Class A Shares by such shareholders).

Choosing a Share Class.  The three Classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in sales charges and the expenses to which they are subject. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the amount of time you intend to hold your shares. If you are investing an amount less than the minimum required for the Institutional Class Shares, you should consider Class A Shares and Class C Shares. If you are considering investing a large amount and plan to hold your shares for a long period of time but are not eligible to purchase Institutional Class Shares, you should consider purchasing Class A Shares. Class C Shares are sold without any initial sales charge so the entire purchase price is immediately invested in the BPV Small Cap Fund, but they are subject to higher ongoing expenses than other share classes. If you are considering investing a lesser amount and you plan to invest for a shorter period of time, you should consider Class C Shares. Institutional Class Shares are generally only available to institutional investors and certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the BPV Small Cap Fund and are subject to a minimum initial investment of $100,000.
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Purchasing Shares.  You may purchase Institutional Class shares of the BPV Small Cap Fund with a minimum initial investment of $100,000 ($5,000 for retirement accounts); subsequent investments may be made in amounts of $100 or more. The minimum initial investment in the Class A shares and Class C shares of the BPV Small Cap Fund is $1,000 ($100 under an automatic investment plan); subsequent investments may be made in amounts of $100 or more. Your purchase order will be effected at the NAV per share of the appropriate BPV Small Cap Fund next determined after receipt of your purchase request in Good Form. Purchase requests received by the BPV Transfer Agent or an authorized financial intermediary (i) before the close of the NYSE on any Business Day will be effected at the NAV per share of the BPV Small Cap Fund determined on that date on which it is received or (ii) if after close of the NYSE on any Business Day, will be effected at the NAV per share of the BPV Small Cap Fund determined on the next Business Day.

All investments must be made in U.S. dollars, and you should note that the BPV Small Cap Fund reserves the right to reject, in its sole judgment, any purchase request for any reason.

Purchases of BPV Small Cap Fund shares may be made through certain financial intermediaries who are authorized to receive your purchase request in accordance with the standards described above. You may be charged a fee or have higher investment minimums if you buy or sell shares through a financial intermediary.

Please refer to important information about purchases of BPV Small Cap Fund shares below under the heading "Additional Information about Purchases and Redemptions."

Investing Directly By Mail

New Accounts. You may purchase shares of the BPV Small Cap Fund by mailing a completed account application with a check payable to the BPV Small Cap Fund, to the BPV Transfer Agent at the following address: BPV Family of Funds, c/o Ultimus Fund Solutions, P.O. Box 46707, Cincinnati, OH 45246-0707.

Adding to Your Account. You may add to your account with the BPV Small Cap Fund by sending a check for your additional investment payable to the BPV Small Cap Fund to the BPV Transfer Agent at the address above. Please include a brief letter with your check that gives the name on your account and your account number. Please write your account number on your check.  All checks must be payable in U.S. dollars and drawn on a U.S. financial institution. The BPV Small Cap Fund does not accept cash, drafts, third party checks, "starter" checks, traveler's checks, credit card checks, post-dated checks, money orders, or cashier's checks of less than $10,000.

Investing Directly By Wire

New Accounts. You may purchase shares of the BPV Small Cap Fund by wire by mailing a completed account application for the BPV Small Cap Fund to the BPV Transfer Agent at the following address: BPV Family of Funds, c/o Ultimus Fund Solutions, P.O. Box 46707, Cincinnati, OH 45246-0707, and, after your account is established, requesting that your bank transmit your investment by wire directly to the BPV Transfer Agent. Please call the BPV Transfer Agent at 855-784-2399 to obtain complete wiring instructions. Please note that your bank may charge you a fee for wiring funds.

Adding to Your Account. You may add to your account with the BPV Small Cap Fund by using the wiring procedures described above. Be sure to include the name on your account and your account number in the wire instructions you provide to your bank.
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Automatic Investment Plan.  You may make automatic monthly or quarterly investments in the BPV Small Cap Fund from your bank, savings and loan or other depository institution account. The minimum investment must be $100 under the automatic investment plan and investments are made on the 15th (or first business day before if the 15th falls on a weekend or holiday) and/or last business day of the month. The BPV Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Contingent Deferred Sales Charge for Certain Redemptions of Class A and Class C Shares. Shareholders who purchase Class C Shares will be assessed a CDSC upon redemption of up to 1.00% of the amount redeemed, or the original purchase cost of such shares, whichever is less, if such shares are redeemed within 12 months of their purchase. Shareholders who purchase Class A Shares at or above the $500,000 breakpoint (where you do not pay an initial sales charge) may be assessed a 1.00% CDSC on shares redeemed within 12 months of their purchase.

The BPV Small Cap Fund uses a "first in, first out" method for calculating the CDSC. This means that BPV Small Cap Fund shares held the longest will be redeemed first, and BPV Small Cap Fund shares held the shortest time will be redeemed last. The CDSC will not be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing a capital appreciation of shares. The CDSC is used to reimburse BPV for paying brokers a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your purchase.

In determining whether a particular redemption is subject to a CDSC, the holding period for the CDSC begins on the day you buy your BPV Small Cap Fund shares. Your BPV Small Cap Fund shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any BPV Small Cap Fund shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the BPV Small Cap Fund shares in the order they were purchased.

The BPV Small Cap Fund reserves the right to modify, waive or eliminate the CDSC at any time. The CDSC is waived for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Code) of a shareholder named on the account, provided the BPV Small Cap Fund is notified of the requested exemption at the time of the redemption request. The BPV Small Cap Fund may require documentation prior to waiver of the CDSC, including death certificates, physicians' certificates, etc.

Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the BPV Small Cap Fund reserves the right to liquidate a shareholder's account if, as a result of redemptions or transfers (but not required IRA distributions), the account's balance falls below the minimum initial investment required for your type of account. The BPV Small Cap Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then the BPV Small Cap Fund may, at its discretion, liquidate the account.

Exchange Privilege. You may exchange your shares in any BPV Fund for those of the same class of any other BPV Fund on the basis of their respective NAVs at the time of the exchange. Before making any exchange, review the respective Prospectuses closely and consider the funds' respective differences. Please note that since an exchange is the redemption of shares from one fund followed by the purchase of shares in another, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless your account is tax deferred).

Your exchange will be effected at the NAV per share of the applicable fund next determined after receipt of your request in Good Form. Exchange requests received by the BPV Transfer Agent or appropriate financial intermediary (i) before 4:00 p.m. Eastern time on any Business Day will be effected at the NAV per share of the appropriate fund determined on that date which it is received or (ii) after 4:00 p.m. Eastern time on any Business Day will be effected at the NAV per share of the applicable fund determined on the next Business Day.
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The BPV Small Cap Fund reserves the right to reject any exchange request or to modify or terminate a shareholder's exchange privileges at any time if, in the judgment of management, a shareholder's exchange activity indicates frequent trading or market timing that may be harmful to the BPV Small Cap Fund or its shareholders. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of such change in the exchange privilege, except for unusual instances (such as when redemptions of the exchange are suspended under Section 22(e) of the 1940 Act, when sales of the BPV Fund into which you are exchanging are temporarily stopped, or in accordance with the BPV Small Cap Fund's policy on excessive trading). The exchange privilege may not be used for short-term or excessive trading or trading strategies harmful to the BPV Small Cap Fund.

Redemptions In-Kind. The BPV Small Cap Fund does not intend, under normal circumstances, to redeem shares by payment in-kind. However, the BPV Small Cap Fund reserves the right to meet redemption requests by payment in-kind where it believes it is in the best interest of the BPV Small Cap Fund and the remaining shareholders. In such a case, the BPV Board may authorize payment to be made in readily marketable portfolio securities of the BPV Small Cap Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the BPV Small Cap Fund's NAV per share. Shareholders receiving them would bear market risk until these securities are sold and would incur brokerage costs when these securities are sold.

Medallion Signature Guarantees. To protect your account and the BPV Small Cap Fund from fraud, medallion signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Medallion signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Medallion signature guarantees are accepted from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that participates in the STAMP Medallion signature guarantee program sponsored by the Securities Transfer Association and must appear on the written request for change of registration, establishment or change in exchange privileges or redemption request.

Additional Information About Purchases and Redemptions

Purchases and Redemptions through Securities Firms. You may purchase or redeem shares of the BPV Small Cap Fund through certain brokers and their designated intermediaries that have made arrangements with the BPV Small Cap Fund and are authorized to accept purchase and redemption orders on its behalf. In addition, orders will be deemed to have been received by the BPV Small Cap Fund when such authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order. Orders will be priced at the next calculation of the BPV Small Cap Fund's NAV after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares of the BPV Small Cap Fund are purchased through a broker or agent. Investors should check with their broker to determine if it is subject to these arrangements with the BPV Small Cap Fund.

Other Matters. Purchases and redemptions of shares of the BPV Small Cap Fund by the same shareholder on the same day will be netted for the BPV Small Cap Fund. The BPV Small Cap Fund reserves the right to reject a purchase order that is not in Good Form and will normally return such purchase order within three days of receiving such purchase order. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The BPV Small Cap Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the BPV Small Cap Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the BPV Board determines that it would be detrimental to the best interest of the BPV Small Cap Fund's remaining shareholders to make payment in cash, the BPV Small Cap Fund may pay redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities. Shareholders receiving redemption proceeds in-kind will bear market risk until the securities received are sold and will incur transaction costs when they are sold. See also "Disruptive Trading and Market Timing" below.

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Disruptive Trading and Market Timing. The BPV Small Cap Fund is not intended or suitable for market timers nor does the BPV Small Cap Fund intentionally accommodate market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts, is subject to modification or limitation if the BPV Small Cap Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading ("Disruptive Trading"), which can have harmful effects for other shareholders. These risks and harmful effects include:

o
an adverse effect on portfolio management, as determined by BPV Capital Management in its sole discretion, such as causing the BPV Small Cap Fund to maintain a higher level of cash than would otherwise be the case, or causing the BPV Small Cap Fund to liquidate investments prematurely; and

o	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

In an effort to protect shareholders from Disruptive Trading, the BPV Board has approved certain market timing policies and procedures. Under these market timing policies and procedures, the BPV Small Cap Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading. In general, the BPV Small Cap Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A "roundtrip transaction" is one where a shareholder buys and then sells, or sells and then buys, shares of the BPV Small Cap Fund within 30 days. While there is no specific limit on roundtrip transactions, the BPV Small Cap Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where the BPV Small Cap Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the BPV Small Cap Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, the BPV Small Cap Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and the BPV Small Cap Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions and transactions initiated by a plan sponsor. The BPV Small Cap Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the BPV Small Cap Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, the BPV Small Cap Fund may also take action if a shareholder's trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the BPV Small Cap Fund, even if applicable shares of the BPV Small Cap Fund are held longer than 30 days. In addition, the BPV Small Cap Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement. Frequently, BPV Small Cap Fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The BPV Small Cap Fund's ability to monitor trading practices by investors purchasing shares through omnibus accounts may be limited and dependent upon the cooperation of the financial intermediary in taking steps to limit this type of activity.

G.	Taxes, Dividends and Distributions

Gator Opportunities Fund

For a discussion of taxes, dividends and distributions with respect to the Gator Opportunities Fund, see the prospectus of the Gator Opportunities Fund, dated July 29, 2015.
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BPV Small Cap Fund

Distributions

The BPV Small Cap Fund expects to make distributions of its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December.  Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the BPV Small Cap Fund.

Federal Income Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the BPV Small Cap Fund's SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in the BPV Small Cap Fund.

Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional BPV Small Cap Fund shares. Although the BPV Small Cap Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the BPV Small Cap Fund, regardless of whether distributions are received in cash or are reinvested in additional BPV Small Cap Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes. An exchange of the BPV Small Cap Fund's shares for shares of another fund in BPV will be treated as a sale of the BPV Small Cap Fund's shares and any gain on the transaction may be subject to federal income tax.

Shareholders should consult with their own tax advisers to ensure that distributions and sale of BPV Small Cap Fund shares are treated appropriately on their income tax returns. Shareholders should also note that distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the BPV Small Cap Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on BPV Small Cap Fund distributions, and sales of BPV Small Cap Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in BPV Small Cap Fund Shares under all applicable tax laws.

H.	Financial Highlights

Gator Opportunities Fund

The financial highlights for the Gator Opportunities Fund for the six month period ended September 30, 2015, for the fiscal year ended March 31, 2015 and for the period from the Fund's inception on November 4, 2013 to March 31, 2014 are attached hereto as Appendix C.

BPV Small Cap Fund

Financial information is not available because the BPV Small Cap Fund has not commenced operations as of the date of this Proxy Statement/Prospectus. The Institutional Class shares of the BPV Small Cap Fund will be the successor to the accounting and performance information of the Institutional Class shares of the Gator Opportunities Fund after consummation of the Reorganization, and the Class A shares of the BPV Small Cap Fund will be the successor to the accounting and performance information of the Investor Class shares of the Gator Opportunities Fund after consummation of the Reorganization.  The fiscal year of the BPV Small Cap Fund ends on March 31.  Once the financial highlights for the BPV Small Cap Fund become available, you may request a copy of this information by calling the BPV Small Cap Fund at 855-784-2399.
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I.	Distribution Arrangements

Gator Opportunities Fund

Arbor Court Capital, LLC is the exclusive agent for distribution of shares of the Gator Opportunities Fund.  For a discussion of Gator Opportunities Fund's distribution arrangements, see the prospectus of the Gator Opportunities Fund, dated July 29, 2015.

BPV Small Cap Fund

After the Reorganization, the BPV Distributor will serve as the principal underwriter of the BPV Small Cap Fund's shares.  The BPV Distributor may sell the BPV Small Cap Fund's shares to or through investment professionals.  Under the BPV Distributor's Agreement with the BPV Small Cap Fund, the BPV Distributor offers shares on a continuous, best-efforts basis.

You may purchase shares directly from the BPV Small Cap Fund or through a financial intermediary, such as a broker-dealer. These financial intermediaries may charge you additional or different fees for purchasing or redeeming shares than those described here. You should ask your financial intermediary about his or her fees before investing. Additional information about investing through a broker-dealer is contained in the BPV Small Cap Fund's SAI.

The BPV Small Cap Fund's SAI has more detailed information about BPV Capital Management and other service providers to the BPV Small Cap Fund.

J.	Distribution Plans

Gator Opportunities Fund

Gator has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Gator Distribution Plan") under the 1940 Act for the Gator Opportunities Fund.  Pursuant to the Gator Distribution Plan, the Gator Opportunities Fund compensates Gator's distributor (the "Gator Distributor") for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Gator Opportunities Fund's Investor Class shares (this compensation is commonly referred to as "12b-1 fees").  Because the 12b-1 fees are paid out of the Gator Opportunities Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of fees such as sales loads.

The Gator Distribution Plan provides that the Gator Opportunities Fund may pay annually up to 0.25% of the average daily net assets of the Gator Opportunities Fund's Investor Class shares for activities primarily intended to result in the sale of those shares, including reimbursing entities for providing distribution and shareholder servicing with respect to the Gator Opportunities Fund's Investor Class shares.  Such expenditures, paid as service fees to any person who sells Investor Class shares, may not exceed 0.25% of the Investor Class shares' average annual net asset value.

The Gator Distribution Plan is known as a "compensation" plan because payments are made for services rendered to the Gator Opportunities Fund with respect to Investor Class shares regardless of the level of expenditures made by the Gator Distributor.  The Gator Board will, however, take into account such expenditures for purposes of reviewing operations under the Gator Opportunities Fund's Distribution Plan and concerning their annual consideration of the Gator Distribution Plan's renewal.  The Gator Distributor has indicated that it expects its expenditures to include, without limitation, the following for the Gator Opportunities Fund:  (i) the printing and mailing to prospective investors of prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Class shares; (ii) the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Gator Opportunities Fund and the Investor Class shares; (iii) holding seminars and sales meetings designed to promote the distribution of Investor Class shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Gator Opportunities Fund's investment objectives and policies and other information about the Gator Opportunities Fund; (v) training sales personnel regarding the Gator Opportunities Fund and the Investor Class shares; and (vi) financing any other activity that the Gator Distributor determines is primarily intended to result in the sale of Investor Class shares.  The Gator Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Class shares.
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BPV Small Cap Fund

The BPV Small Cap Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("BPV Distribution Plan") under the 1940 Act.  The BPV Distribution Plan provides that the BPV Small Cap Fund may make payments to securities dealers and other financial organizations (including payments directly to BPV Capital Management and the BPV Distributor) for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the BPV Small Cap Fund's shares (this compensation is commonly referred to as "12b-1 fees").  12b-1 fees may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of Class A Shares of the BPV Small Cap Fund and for services provided to shareholders.

The BPV Small Cap Fund charges 12b-1 fees for Class A and Class C Shares.  Pursuant to the BPV Distribution Plan, the BPV Small Cap Fund may annually incur up to 0.25% of the average daily net assets of the BPV Small Cap Fund's Class A Shares and up to 1.00% of the average daily net assets of the BPV Small Cap Fund's Class C Shares.  Because 12b-1 fees are paid out of the BPV Small Cap Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

K.	Investment Policies

Each of the Gator Opportunities Fund and the BPV Small Cap Fund is subject to certain fundamental and non-fundamental investment policies.  Fundamental investment policies cannot be changed without the consent of the holders of a majority of a fund's outstanding voting securities (as such term is defined in the 1940 Act); other investment policies can be changed without such consent of the holders of a majority of a fund's outstanding voting securities.

The BPV Small Cap Fund has substantially similar fundamental and non-fundamental investment policies as the Gator Opportunities Fund, except that the BPV Small Cap Fund has an additional fundamental investment policy that ensures that it will qualify as a "diversified" fund, which requires that the BPV Small Cap Fund may not, with respect to 75% of its total assets, (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the BPV Small Cap Fund's total assets would be invested in that issuer's securities (though the limitation does not apply to obligations of the U.S. Government, its agencies, or instrumentalities).

Please see "Comparison of Fundamental and Non-Fundamental Investment Policies" attached hereto as Appendix B for more information regarding the differences in the Gator Opportunities Fund's and the BPV Small Cap Fund's policies.

L.	Payments to Broker-Dealers and Other Financial Intermediaries

Gator Opportunities Fund

For a discussion of payments to broker-dealers and other financial intermediaries applicable to the Gator Opportunities Fund, see the prospectus of the Gator Opportunities Fund, dated July 29, 2015.
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BPV Small Cap Fund

Certain Expenses.  In addition to the 12b-1 fees and investment advisory fees for the BPV Small Cap Fund, the BPV Small Cap Fund pays all expenses not assumed by BPV Capital Management, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the fees and expenses of its administrator and transfer agent; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Institutional Class Shares.  Institutional Class shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the BPV Small Cap Fund. Institutional Class shares are, generally, available for investment only to institutional investors and certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the BPV Small Cap Fund and are subject to a minimum initial investment of $100,000. Such shareholders may be charged fees by their broker-dealer or financial intermediaries. Institutional Class shares are also available for investment by accounts that continue to hold Institutional Class shares received in exchange for shares of the Gator Opportunities Fund.

Class A Shares.  Class A shares of the BPV Small Cap Fund are sold subject to a maximum sales charge of 5.50%, so that the term "offering price" includes the front-end sales charge.  Class A shares are subject to an annual 12b-1 fee of up to 0.25% of the BPV Small Cap Fund's average daily net assets allocable to Class A shares.

The public offering price of Class A shares of the BPV Small Cap Fund is the NAV per share plus a sales charge. The BPV Distributor receives this sales charge and may reallow it as follows:

Amount of Investment (At Public Offering Price)	Sales Charge As % of Public Offering Price	Sales Charge As % of Net Amount Invested	Dealer Reallowance As % of Public Offering Price
Less than $100,000	5.50%	5.82%	5.25%
$100,000 but less than $250,000	4.50%	4.71%	4.25%
$250,000 but less than $500,000	3.50%	3.63%	3.25%
$500,000 or more*	0.00%	0.00%	0.00%
*
In the case of investments at or above the $500,000 breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase. The CDSC is used to reimburse BPV Capital Management for paying broker-dealers a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your purchase.

From time to time, broker-dealers who receive reallowances from the BPV Distributor may reallow all or a portion of such broker-dealer discounts and brokerage commissions to other broker-dealers. The sales charge payable to the BPV Distributor and the dealer reallowances may be suspended, terminated, or amended. The BPV Distributor or BPV Capital Management, at their expense, may, from time to time, provide additional promotional incentives to broker-dealers who sell shares of the BPV Small Cap Fund.

Reduced Sales Charges.  Consistent with the policies in the BPV Small Cap Fund's Prospectus, certain investments with any of the BPV Funds may be combined for purposes of purchasing shares with a lower sales charge.

•	Aggregating Accounts. Investors and members of the same family may aggregate investments in Class A shares held in all accounts (e.g., non-retirement and retirement accounts) with the BPV Funds and/or with financial intermediaries in order to obtain a reduced sales charge.
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•	Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of Class A shares of the BPV Funds. This privilege may be modified or eliminated at any time by BPV without notice.

•	Rights of Accumulation. The sales charge applicable to a purchase of Class A shares by an investor is determined by adding the purchase price of the Class A shares to be purchased, including any concurrent purchases as described above, to the aggregate value of Class A shares of the BPV Small Cap Fund previously purchased and then owned, provided the BPV Distributor is notified by the investor or his/her broker-dealer each time a purchase is made which would so qualify. For example, an investor who is purchasing Class A shares with an aggregate value of $50,000 and who currently owns Class A shares of the BPV Small Cap Fund with an aggregate value of $75,000 would pay a sales charge of 4.50% of the offering price on the new investment.

•	Letter of Intent. Class A sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated 13-month period by completing the "Letter of Intent" section of the account application. Information about the "Letter of Intent" procedures, including its terms, is contained in the SAI and on the account application.

•	Investments of $500,000 or More. If you invest $500,000 or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial charge. However, you may be subject to a 1.00% CDSC on Class A shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends or capital gains distributions) to reimburse BPV Capital Management for paying dealers a sales commission up to 1.00% of the purchase price of your investment in connection with your purchase. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Sales Charge Waiver. BPV Capital Management generally expects to waive the sales charge on Class A shares with respect purchases of such shares by the following types of investors:

•	Trustees and officers of the BPV Small Cap Fund, BPV, BPV Capital Management or a sub-adviser or one or more of their affiliates or directors, officers and employees of BPV Capital Management, a sub-adviser, or the BPV Distributor, and their affiliates, as well as the following relatives of any such trustees/directors, officers and employees (and their spouses): spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews or any trust, pension, profit sharing or other benefit plan established by any of the foregoing for such persons;
•	Retirement plans where third party administrators of such plans have entered into certain arrangements with the BPV Distributor or its affiliates;
•	Customers of certain financial intermediaries that have a contractual arrangement with the BPV Distributor or BPV Capital Management where such contract provides for the waiver of the front-end sales charge;
•	A registered broker-dealer or registered adviser not affiliated with a broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" is imposed; and
•	Employees of broker-dealers that are members of the Financial Industry Regulatory Authority (FINRA), members of their immediate families and their employee benefit plans.

In addition, the sales charge will not be charged on Class A shares that are purchased by reinvesting dividends or distributions or that are received by shareholders in exchange for their Investor Class shares of the Gator Opportunities Fund (including any subsequent investment in Class A shares by such investors).
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Class C Shares. Class C Shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the BPV Small Cap Fund. However, Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the BPV Small Cap Fund's average daily net assets allocable to Class C shares.

BPV Capital Management intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.  After paying this commission, BPV Capital Management will be entitled to receive 12b-1 fees for the first 12 months following your purchase, to permit BPV Capital Management to recoup the commission.  Brokers will be entitled to receive 12b-1 fees beginning in the 13th month after purchase.

Class C shares will be assessed a CDSC of 1.00% on redemptions made within 12 months of their purchase (excluding shares purchased with reinvested dividends or capital gains distributions).  Any CDSC will be a percentage of the dollar amount of shares redeemed and will be based on the original purchase cost or the current market value of the Class C shares being redeemed, whichever is less. A CDSC will not be imposed upon redemptions of Class C shares held after 12 months. All or a portion of the CDSC may be used to reimburse BPV Capital Management for any commissions not yet recouped at the time of your redemption.

VI.	VOTING INFORMATION

The Gator Board has fixed the close of business on December 8, 2015 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and at any postponements or adjournments thereof.

Required Vote for the Proposal.  Approval of the Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the Gator Opportunities Fund. A vote of shareholders of the BPV Small Cap Fund is not needed to approve the Reorganization.

Quorum and Method of Tabulation.  All properly executed proxies received in time for the Meeting will be voted as specified in the proxy.  If no instructions are given, a proxy will be voted in favor of the proposal.

Fifty percent (50%) of the shares of the Gator Opportunities Fund entitled to vote on the record date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the Gator Opportunities Fund at the Meeting.  In determining whether a quorum is present, shares represented by proxies that reflect abstentions and "broker non-votes" will be counted as shares that are present and entitled to vote.  Abstentions and broker non-votes have the effect of a negative vote on the proposal.  "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

If shareholders of the Gator Opportunities Fund do not approve the Reorganization, the Gator Board may consider possible alternative arrangements in the best interests of the Gator Opportunities Fund and its shareholders, which would likely result in the closing of the Gator Opportunities Fund.

Solicitation of Proxies.  Proxies will be solicited primarily by mailing this Proxy Statement/Prospectus and its enclosures, but proxies may also be solicited through further mailings, telephone communication by officers of Gator, or by regular employees of GCM, none of whom will receive compensation for their participation in the solicitation. BPV Capital Management will bear the costs and expenses in connection with the preparation of proxy statements and related materials, including printing and delivery costs and solicitation of proxies.

Voting Process.  Shareholders can vote in any of the following ways:

o	By mail, by filling out and returning the enclosed proxy card;

o	By automated telephone service (call [__________]); or
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o	In person at the Meeting.

The telephone voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly.  Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Gator Opportunities Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

Shareholders of the Gator Opportunities Fund are entitled to cast one vote for each share owned on the record date, and a proportionate fractional vote for each fractional share entitled to vote on the record date.  If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card.  If securities are held in the name of two or more persons, each should sign the proxy card.

Costs.   The Gator Opportunities Fund will not bear the costs of the Reorganization.  BPV Capital Management has agreed to bear all reasonable out of pocket costs and expenses in connection with the Reorganization, which are estimated to be approximately $[______].

Share Ownership.  As of December 8, 2015, the total number of outstanding shares of the Gator Opportunities Fund entitled to vote was 98,540.649 (comprised of 26,892.454 Investor Class Shares and 71,648.195 Institutional Class Shares).

Control Persons. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could influence the outcome of any proposal submitted to the shareholders for approval. The following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 25% or more of the shares of the Gator Opportunities Fund and thus the only persons who were controlling shareholders of the Gator Opportunities Fund. The ownership information presented below is based on securities position listing reports as of the record date.

Name and Address	% Ownership
Derek Pilecki 10533 Greensprings Drive Tampa, FL 33626	[_____]%

Principal Shareholders.  A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a class of a Fund. The following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of any class of the Gator Opportunities Fund and thus the only persons who were principal shareholders of the Gator Opportunities Fund. The ownership information presented below is based on securities position listing reports as of the record date. Except as indicated below, the Gator Opportunities Fund does not have any knowledge of who the ultimate beneficiaries of these shares are.

Institutional Class
Name and Address	% Ownership
Derek Pilecki 10533 Greensprings Drive Tampa, FL 33626	[_____]%
Vanguard Brokerage Services P.O. Box 1110 Valley Forge, PA 19482	[____]% (of record)
Richard Huxley 7328 Heritage Palms Estate Drive Fort Myers, FL 33966	8.65%
Nancy Roth Living Trust 10 West Cobble Hill Road Loudonville, NY 12211	8.54%
Erik Anderson 12008 Meridian Point Drive Tampa, FL 33626	[____]
37

Investor Class
Name and Address	% Ownership
Charles Schwab & Co. San Francisco, CA 94105	[____]% (of record)
Vanguard Brokerage Services P.O. Box 1110 Valley Forge, PA 19482	[____]% (of record)
Ameritrade Inc. PO Box 2226 Omaha, NE 68103	[_____]% (of record)

Trustees and Officers. As of December 8, 2015, the Trustees and officers of the Gator Opportunities Fund owned beneficially [____]% of the outstanding shares of the Gator Opportunities Fund.

Adjournments; Other Business.  If sufficient votes have not been received by the time of the Meeting to approve the Reorganization, the persons named as proxies may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment with respect to the Gator Opportunities Fund requires the affirmative vote of a majority of the total number of shares of the Gator Opportunities Fund that are present in person or by proxy, whether or not a quorum is present. With respect to any such adjournment or any other procedural matter, the persons named as proxies will vote at their discretion so as to facilitate the approval of the Reorganization. They will vote against any such adjournment any proxy that directs them to vote against the Reorganization. They will not vote any proxy that directs them to abstain from voting on the Reorganization.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Gator Opportunities Fund intends to present or knows that others will present is the proposal to approve the Reorganization. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of Gator has previously received written contrary instructions from the shareholder entitled to vote the shares.

VII.	LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the BPV Small Cap Fund will be passed upon by [____________________].

VIII.	EXPERTS

The financial statements of the Gator Opportunities Fund are incorporated by reference in the Statement of Additional Information, which is part of such Registration Statement, to the Gator Opportunities Fund's Annual Report to Shareholders and have been audited by BBD, LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The unaudited financial statements for the six month period ended September 30, 2015, including the financial highlights, appearing in the Gator Opportunities Fund's Semi-Annual Report to shareholders are also incorporated by reference and made a part of this document.
38

IX.	INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

Documents that relate to the Gator Opportunities Fund are available, without charge, by writing to the Gator Opportunities Fund, 100 South Ashley Drive, Suite 895, Tampa, Florida 33602, or by calling 855-270-2678.

Documents that relate to the BPV Small Cap Fund are available, without charge, by writing to the BPV Small Cap Fund, c/o Ultimus Fund Solutions, P.O. Box 46707, Cincinnati, Ohio 45246, or by calling 855-784-2399.

The Gator Opportunities Fund and the BPV Small Cap Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, each files reports, proxy materials, and other information relating to the Gator Opportunities Fund and the BPV Small Cap Fund, respectively, with the SEC.  Reports, proxy and information statements, and other information filed by the Gator Opportunities Fund and the BPV Small Cap Fund can be obtained by calling or writing the funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549, at the SEC's Northeast Regional Office (3 World Financial Center, New York, NY 10281) or Midwest Regional Office (175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604). Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549 or by calling 1-202-551-8090, or obtained electronically from the EDGAR database on the SEC's website (www.sec.gov).
39

PRELIMINARY PROXY CARD, SUBJECT TO CHANGE, DATED [__________], 2016

PROXY TABULATOR	3 EASY WAYS TO VOTE YOUR PROXY

[•] [•]	Vote by Mail: Check the appropriate boxes on the reverse side of this proxy card, date and sign below and return in the postage-paid envelope provided.

Vote by Phone: Call toll free [__________]. Follow the recorded instructions.

form of proxy for special meeting of shareholders
of the Gator Opportunities Fund

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned constitutes and appoints [_____________] and [_____________], and each of them singly, with power of substitution, attorneys and proxies for and in the name and place of the undersigned to represent and to vote all shares of the Gator Opportunities Fund held of record by the undersigned on December 8, 2015, as designated below, at the Special Meeting of Shareholders of the Gator Opportunities Fund at the offices of Gator Series Trust and Gator Capital Management, LLC, at 100 South Ashley Drive, Suite 895, Tampa, Florida 33602, on [__________], 2016 at [__]:[__] a.m., local time, and at any adjournments or postponements thereof.

This proxy will be voted as specified. By voting by telephone or by signing and dating this proxy card, you authorize the proxies to vote the proposals as indicated or marked, or if not indicated or marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the Special Meeting or any adjournments or postponements thereof.  Even if you plan to attend the Special Meeting, to help ensure that your vote is represented, please vote (1) by telephone; or (2) by completing and mailing this proxy card at once in the enclosed envelope. If you vote by telephone, you do not need to mail in your proxy card.

Dated: ____________________, 2016

Signature(s)

The signature on this proxy should correspond exactly with the name of the shareholder as it appears on the proxy.  If stock is issued in the name of two or more persons, each should sign the proxy.  If a proxy is signed by an administrator, trustee, guardian, attorney or other fiduciary, please indicate full title as such.

Please fill in boxes as shown using black or blue ink or number 2 pencil. [  ]
PLEASE DO NOT USE FINE POINT PEN

The Board of Trustees of Gator has approved the Reorganization and recommends that you vote "FOR" the Reorganization.

1.
A proposal to approve the reorganization of the Gator Opportunities Fund, a series of the Gator Series Trust (the "Gator Opportunities Fund"), into the "BPV Small Cap Fund" (such transactions, collectively the "Reorganization"), pursuant to an Agreement and Plan of Reorganization (the "Plan"). Pursuant to the Plan, all of the assets of the Gator Opportunities Fund will be transferred to a new series (the "BPV Small Cap Fund") of the BPV Family of Funds, an open end management company organized as a Delaware statutory trust ("BPV"), created to carry out the Reorganization in exchange for full and fractional shares of the BPV Small Cap Fund, with the BPV Small Cap Fund assuming the liabilities of the Gator Opportunities Fund. The shares of the BPV Small Cap Fund received by the Gator Opportunities Fund will be distributed pro rata to the Gator Opportunities Fund's shareholders, with Institutional Class shareholders of the Gator Opportunities Fund receiving Institutional Class shares in the BPV Small Cap Fund and Investor Class shareholders of the Gator Opportunities Fund receiving Class A shares in the BPV Small Cap Fund.  After the Reorganization, the Gator Opportunities Fund will be terminated as a series of the Gator Series Trust.

FOR	AGAINST	ABSTAIN
[ ]	[ ]	[ ]

2.	In their discretion upon such other business as may properly come before the Special Meeting.

FOR	AGAINST	ABSTAIN
[ ]	[ ]	[ ]

Please check box at right if you will be attending the Special Meeting. [ ]

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of _________ ___, 2015, among BPV Family of Funds, a Delaware statutory trust, with its principal place of business at P.O. Box 46707, Cincinnati, OH 45246-0707 ("New Trust"), on behalf of a single segregated portfolio of assets ("series") thereof listed under the heading "New Fund" on Schedule A attached hereto ("Schedule A") ("New Fund"), and Gator Series Trust, a Delaware statutory trust, with its principal place of business at 100 South Ashley Drive, Suite 895, Tampa, Florida 33602 ("Old Trust"), on behalf of the series thereof listed under the heading "Old Fund" on Schedule A ("Old Fund"), and, solely for purposes of paragraphs 5.9 and 6 herein, BPV Capital Management, LLC, investment adviser to the New Fund (the "Manager"), and solely for purposes of paragraph 9 herein, Gator Capital Management, LLC ("GCM") (Each of the New Trust and Old Trust is sometimes referred to herein, each as an "Investment Company" and collectively, as "Investment Companies," and the New Fund and Old Fund are sometimes referred to herein, each as a "Fund" and collectively, as the "Funds.") Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by each Fund, and of and by each Investment Company, as applicable, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by each Investment Company of which that Fund is a series on its own behalf or that Fund's behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

Each Investment Company on behalf of its Fund wishes to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code") (all "section" references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will involve the Old Fund changing its identity -- by converting from a series of the Old Trust to a series of the New Trust -- by (1) transferring all of its assets to the New Fund (which is being established solely for the purpose of acquiring those assets and continuing the Old Fund's business) in exchange solely for voting shares of beneficial interest ("shares") in the New Fund and the New Fund's assumption of all of the Old Fund's liabilities, (2) distributing those shares pro rata to the Old Fund's shareholders in exchange for their shares in the Old Fund and in complete liquidation thereof, and (3) terminating the Old Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving the Old Fund and the New Fund being referred to herein collectively as the "Reorganization").

Each Investment Company's board of trustees ( each a "Board"), including a majority of such Board's members who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) ("Non-Interested Persons") of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund's behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of the Old Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

The Old Fund currently offers two classes of shares, designated as Investor Class shares and Institutional Class shares ("Investor Class Old Fund Shares" and "Institutional Class Old Fund Shares," respectively, and collectively, "Old Fund Shares"). The New Fund will have three classes of shares, Institutional Class Shares, Class A Shares and Class C Shares ("Institutional Class New Fund Shares," "Class A New Fund Shares" and "Class C New Fund Shares" respectively, and collectively, "New Fund Shares"). The rights, powers, privileges, and obligations of the Institutional Class New Fund Shares will be substantially similar to the rights, powers, privileges and obligations of the Institutional Class Old Fund Shares and the sales charges otherwise associated with the Class A New Fund Shares will be waived for holders of Investor Class Old Fund Shares such that the rights, powers, privileges, and obligations of the Class A New Fund Shares will be substantially similar to the rights, powers, privileges and obligations of the Investor Class Old Fund Shares. No Class C New Fund Shares will be issued in connection with the Reorganization.

In consideration of the mutual promises contained herein and other good and valuable consideration, the receipt of which is hereby acknowledged, each of the Investment Companies hereby agrees as follows:

1.	PLAN OF REORGANIZATION AND TERMINATION

1.1        Subject to the requisite approval of the Old Fund's shareholders and the terms and conditions set forth herein, the Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to the New Fund. In exchange therefore, the New Fund shall:

(a)       issue and deliver to the Old Fund the number of full and fractional (all references herein to "fractional" shares meaning fractions rounded to the third decimal place): (1) Class A New Fund Shares, par value $0.001, equal to the number of full and fractional Investor Class Old Fund Shares then outstanding; and (2) Institutional Class New Fund Shares, par value $0.001, equal to the number of full and fractional Institutional Class Old Fund Shares then outstanding (collectively, the "Exchanged New Fund Shares"); and

(b)       assume all of the Old Fund's liabilities described in paragraph 1.3 ("Liabilities").

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2        The Assets shall consist of all assets and property of every kind and nature, without limitation, including all cash, cash equivalents, securities, commodities, futures interests, receivables (including, without limitation, interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, tax carryovers, and books and records the Old Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on the Old Fund's books at that time; and the Old Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to the New Trust.

1.3        The Liabilities shall consist of all of the Old Fund's liabilities, whether accrued or contingent, known or unknown, existing at the Effective Time whether or not they are reflected on the Statement of Assets and Liabilities; debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f) borne by the Manager pursuant to paragraph 6). Notwithstanding the foregoing, the Old Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time (other than liabilities, debts, obligations and duties under this Agreement that do not arise until after the Effective Time and certain investment contracts, including, without limitation, options, futures, forward contracts, and swap agreements that do not expire until after the Effective Time (if any)).

1.4        At or before the Closing, the New Fund shall redeem the Initial Shares (as defined in paragraph 5.7) for the amount at which they are issued pursuant to that paragraph. At the Effective Time (or as soon thereafter as is reasonably practicable), the Old Fund shall distribute all the Exchanged New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a "Shareholder"), in proportion to their Old Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by the New Trust's transfer agent's opening accounts on the New Fund's shareholder records in the Shareholders' names and transferring those Exchanged New Fund Shares thereto. Pursuant to that transfer, each Shareholder's account shall be credited with the number and class of full and fractional Exchanged New Fund Shares equal to the number and class of full and fractional Old Fund Shares that Shareholder holds at the Effective Time (i.e., the account for each Shareholder that holds Investor Class Old Fund Shares shall be credited with the number of full and fractional Class A New Fund Shares due that Shareholder, and the account for each Shareholder that holds Institutional Class Old Fund Shares shall be credited with the number of full and fractional Institutional Class New Fund Shares due that Shareholder). The aggregate net asset value ("NAV") of Exchanged New Fund Shares to be so credited to each Shareholder's account shall equal the aggregate NAV of the Old Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Old Fund Shares shall simultaneously be canceled on the Old Fund's shareholder records. The New Trust shall not issue certificates representing the Exchanged New Fund Shares issued in connection with the Reorganization.

1.5        All computations of value of the Old Fund, including the NAV calculation at the Effective Time, shall be made by Mutual Shareholder Services, LLC ("MSS") in accordance with its regular practice of pricing the shares and assets of the Old Fund and consistent with valuation procedures set forth in the Old Fund's currently effective prospectus and statement of additional information, subject to confirmation by the New Trust's administrator. All computations of value of the New Fund, including the NAV calculation of the New Fund at the Effective Time, shall be made by the New Trust's administrator.

1.6        Any transfer taxes payable on the issuance and transfer of the Exchanged New Fund Shares in a name other than that of the registered holder on the Old Fund's shareholder records of the Old Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7        Any reporting responsibility of the Old Fund to a public authority, including the responsibility for filing any regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain the Old Fund's responsibility up to and including the date on which it is terminated.

1.8        After the Effective Time, the Old Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Exchanged New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time: the Old Fund shall be terminated as a series of the Old Trust.

2.	CLOSING AND EFFECTIVE TIME

2.1        Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization ("Closing") shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on [_____________________] ("Effective Time"). The Closing shall be held at the New Trust's offices or at such other place as to which the Investment Companies agree.

2.2        The Old Trust shall direct and cause the custodian of the Old Fund's assets ("Old Custodian"): (a) to make the Old Fund's portfolio securities available to the New Trust (or to its custodian ("New Custodian"), if the New Trust so directs), for examination, no later than five business days preceding the Effective Time; and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for the New Fund's account, as follows: (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the Old Custodian's customary practices and those of any securities depositories (as defined in Rule 17f-4 under the 1940 Act) in which the Old Fund's assets are deposited, in the case of the Old Fund's portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash. The Old Trust shall also direct the Old Custodian to deliver at the Closing an authorized officer's certificate (a) stating that pursuant to proper instructions provided to the Old Custodian by the Old Trust, the Old Custodian has delivered all of the Old Fund's portfolio securities, cash, and other Assets to the New Custodian for New Fund's account; (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made; and (c) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets. The New Trust will confirm that such information, as reflected on the New Fund's books immediately after the Effective Time, does or will conform to that information as so certified by the Old Custodian.

2.3        The Old Trust shall direct its transfer agent to deliver, to the New Trust at the Closing an authorized officer's certificate listing the Shareholders' names and addresses together with the number of full and fractional outstanding Old Fund Shares, by class, each such Shareholder owns, at the Effective Time, certified by its transfer agent. The New Trust shall direct its transfer agent to deliver at or as soon as reasonably practicable after the Closing an authorized officer's certificate as to the opening of accounts on New Fund's shareholder records in the names of the listed Shareholders and a confirmation, or other evidence satisfactory to the Old Trust, that the Exchanged New Fund Shares to be credited to the Old Fund at the Effective Time have been credited to the Old Fund's Shareholders' accounts on those records.

2.4        The Old Trust shall deliver to the New Trust and the Manager within five days before the Closing, an authorized officer's certificate listing each security, by name of issuer and number of shares that is being carried on the Old Fund's books at an estimated fair market value provided by an authorized pricing vendor for the Old Fund or at a fair value as determined pursuant to the Old Fund's policies and procedures.

2.5        At the Closing, each Investment Company shall deliver to the other: (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests; and (b) a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3.	REPRESENTATIONS AND WARRANTIES

3.1        The Old Trust, on the Old Fund's behalf, represents and warrants to the New Trust, on the New Fund's behalf, as follows:

(a)       The Old Trust: (1) is a statutory trust operating under a written instrument or declaration of trust, the beneficial interest in which is divided into transferable shares ("Statutory Trust"), that is duly created, validly existing, and in good standing under the laws of the state of Delaware ("Delaware"), and its Agreement and Declaration of Trust dated November 29, 2012 ("Old Trust Declaration") is on file with the Secretary of the State of Delaware; (2) is duly registered under the 1940 Act as an open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)       The Old Fund is a duly established and designated series of the Old Trust;

(c)       The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Old Trust's Board; and this Agreement constitutes a valid and legally binding obligation of the Old Trust, with respect to the Old Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)       At the Effective Time, the Old Trust will have good and marketable title to the Assets for the Old Fund's benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to "securities loans," as referred to in section 851(b)(2), or that are restricted as to resale by their terms); and on delivery and payment for such Assets, the New Trust, on the New Fund's behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended ("1933 Act");

(e)       The Old Trust, with respect to the Old Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in: (1) a conflict with or material violation of any provision of federal securities laws (including the 1940 Act), Delaware law, the Old Trust Declaration or the Old Trust's By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an "Undertaking") to which the Old Trust, on the Old Fund's behalf, is a party or by which it is bound; or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Old Trust, on the Old Fund's behalf, is a party or by which it is bound;

(f)        At or before the Effective Time, either: (1) all material contracts and other commitments of the Old Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate; or (2) provision for discharge and/or New Fund's assumption of any liabilities of the Old Fund thereunder will be made, without either Fund's incurring any penalty with respect thereto and without diminishing or releasing any rights the Old Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g)       No litigation, administrative proceeding, action or investigation of or before any court, governmental body or arbitrator is presently pending or, to Old Trust's knowledge, threatened against Old Trust, with respect to the Old Fund or any of its properties or assets attributable or allocable to the Old Fund, that, if adversely determined, would materially and adversely affect the Old Fund's financial condition or the conduct of its business; and Old Trust, on the Old Fund's behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body or arbitrator that materially and adversely affects the Old Fund's business or Old Trust's ability to consummate the transactions contemplated hereby;

(h)       The Old Fund's Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a "Statement") at and for the fiscal year ended March 31, 2015, have been audited by BBD, LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied in the United States ("GAAP"); and those Statements (copies of which the Old Trust has furnished to the New Trust) present fairly, in all material respects, the Old Fund's financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended, and there are no known contingent liabilities of the Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(i)        Since March 31, 2015, there has not been any material adverse change in the Old Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Old Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; except indebtedness incurred in connection with certain investment contracts, including without limitation options, futures, forward contracts and swap agreements (if any); for purposes of this subparagraph, a decline in NAV per the Old Fund Share due to declines in market values of securities the Old Fund holds, the discharge of the Old Fund liabilities, or the redemption of the Old Fund Shares by its shareholders shall not constitute a material adverse change;

(j)        All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, "Returns") of the Old Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of the Old Trust's knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and the Old Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k)       The Old Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service ("Service") or is a "publicly traded partnership" (as defined in section 7704(b)) that is treated as a corporation; the Old Fund is a "fund" (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year), the Old Fund has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code ("Subchapter M") for qualification as a regulated investment company ("RIC") and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; the Old Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and the Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l)        All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Old Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on the Old Fund's shareholder records, as provided in paragraph 2.3; and the Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor are there outstanding any securities convertible into any Old Fund Shares;

(m)      The Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n)       The Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A));

(o)       Not more than 25% of the value of the Old Fund's total assets (excluding cash, cash items, Government securities and securities of other RICs) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

(p)       The Old Fund's current prospectus and statement of additional information: (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time, and through the Closing Date, do not and will not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q)       The information to be furnished by the Old Trust for use in no-action letters, applications for orders, the Registration Statement (as defined in paragraph 3.3(a)), proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. ("FINRA")) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and such information furnished by the Old Trust shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, on the effective date of the Registration Statement, at the Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 4.2);

(r)        The Old Trust Declaration permits the Old Trust to vary its shareholders' investment; the Old Trust does not have a fixed pool of assets; and the series thereof (including the Old Fund) is a managed portfolio of securities, and the Old Fund's investment adviser, Gator Capital Management, LLC, has the authority to buy and sell securities for it;

(s)       To the actual knowledge and belief of the Old Trust's trustees and officers, the Old Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus;

(t)        The Old Fund has no unamortized or unpaid organizational fees or expenses; and

(u)       The Exchanged New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

3.2        The New Trust, on the New Fund's behalf, represents and warrants to the Old Trust, on the Old Fund's behalf, as follows:

(a)       The New Trust: (1) is a Statutory Trust, that is duly created, validly existing, and in good standing under the laws of Delaware, and its Agreement and Declaration of Trust dated July 25, 2011 ("New Trust Declaration") is on file with the Secretary of State of Delaware; (2) is duly registered under the 1940 Act as an open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A.

(b)       At the Effective Time, the New Fund will be a duly established and designated series of the New Trust; the New Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, the New Fund will be a shell series of the New Trust, without assets (except the amount paid for the Initial Shares if they have not already been redeemed by that time) or liabilities, created for the purpose of acquiring the Assets, assuming the Liabilities, and continuing the Old Fund's business;

(c)       The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the New Trust's Board; and this Agreement constitutes a valid and legally binding obligation of the New Trust, with respect to the New Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)       Before the Closing, there will be no: (1) issued and outstanding New Fund Shares; (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares; (3) securities convertible into any New Fund Shares; or (4) any other securities issued by New Fund, except the Initial Shares;

(e)       No consideration other than Exchanged New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f)        The New Trust, with respect to the New Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in: (1) a conflict with or material violation of any provision of federal securities laws (including the 1940 Act), Delaware law, the New Trust Declaration or the New Trust's By Laws, or any Undertaking to which the New Trust, on the New Fund's behalf, is a party or by which it is bound; or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the New Trust, on the New Fund's behalf, is a party or by which it is bound;

(g)       No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the New Trust's knowledge, threatened against the New Trust, with respect to the New Fund or any of its properties or assets attributable or allocable to the New Fund, that, if adversely determined, would materially and adversely affect the New Fund's financial condition or the conduct of its business; and the New Trust, on the New Fund's behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects the New Fund's business or the New Trust's ability to consummate the transactions contemplated hereby;

(h)       The New Fund is not (and will seek not to be) classified as a partnership, and instead is (and will seek to be) classified as an association that is taxable as a corporation, for federal tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (and will seek to be) a "publicly traded partnership" (as defined in section 7704(b)) that is treated as a corporation; the New Fund has not filed any income tax return and will file its first federal income tax return after the completion of its first taxable year after the Effective Time as a RIC on Form 1120-RIC; the New Fund will be a "fund" (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; assuming that the Old Fund will meet the requirements of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, the New Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and the New Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;

(i)        The Exchanged New Fund Shares to be issued and delivered to the Old Fund, for the Shareholders' accounts, pursuant to the terms hereof: (1) will at the Effective Time, have been duly authorized and duly registered under the federal securities laws, and appropriate notices respecting them will have been duly filed under applicable state securities laws; and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by the New Trust;

(j)        There is no plan or intention for New Fund to be dissolved or merged into another business or statutory trust or a corporation or any "fund" thereof (as defined in section 851(g)(2)) following the Reorganization;

(k)       Assuming the truthfulness and correctness of the Old Trust's representation and warranty in paragraph 3.1(o), immediately after the Reorganization: (1) not more than 25% of the value of the New Fund's total assets (excluding cash, cash items, Government securities and securities of other RICs) will be invested in the stock and securities of any one issuer; and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(l)        Immediately after the Effective Time, the New Fund will not be under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A));

(m)      The information to be furnished by the New Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the Registration Statement (other than written information provided by the Old Trust for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

(n)       The New Trust Declaration permits the New Trust to vary its shareholders' investment; the New Trust does not have a fixed pool of assets; and the series thereof (including the New Fund after it commences operations) is (or will be) a managed portfolio of securities, and the New Fund's investment adviser will have the authority to buy and sell securities for it.

3.3        Each Investment Company, on its Fund's behalf, represents and warrants to the other Investment Company, on its Fund's behalf, as follows:

(a)       No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund's behalf, except for: (1) the New Trust's filing with the Commission of a registration statement on Form N-14 relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement ("Registration Statement"); and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b)       The net asset value of the Exchanged New Fund Shares each Shareholder receives will be approximately equal to the net asset value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

(c)       The Shareholders will pay their own personal expenses (such as fees of personal investment or tax advisors for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d)       The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the New Fund;

(e)       None of the compensation received by any Shareholder who or that is an employee of or service provider to the Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder holds; none of the Exchanged New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, administrative services agreement or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

(f)        All expenses of the Reorganization that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) will be borne by the Manager. No expenses incurred by the Old Fund, or on its behalf, in connection with the Reorganization will be paid or assumed by the New Fund, the Manager, or any other third party, unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses"), and no cash or property other than the New Fund Shares will be transferred to the Old Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(g)       Immediately following consummation of the Reorganization: (1) the Shareholders will own all of the then issued and outstanding New Fund Shares and will own those shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization; and (2) the New Fund will hold the same assets except for assets, if any, used to pay the Old Fund's expenses incurred in connection with the Reorganization and be subject to the same known and disclosed liabilities that the Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for those expenses; and those excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) the Old Fund makes immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

4.	COVENANTS

4.1        The Old Trust covenants to operate the business of the Old Fund in the ordinary course of business between the date hereof and the Closing.

4.2        The Old Trust covenants to call a meeting of the Old Fund's shareholders no later than [____________] to consider and act on this Agreement and to take all other action necessary to seek approval of the transactions contemplated hereby ("Shareholders Meeting").

4.3        The Old Trust covenants that it will assist the New Trust in obtaining information the New Trust reasonably requests concerning the beneficial ownership of the Old Fund Shares.

4.4        The Old Trust covenants that it will turn over its books and records pertaining to the Old Fund (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to the New Trust at the Closing.

4.5        Each Investment Company covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

4.6        Each Investment Company covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) the New Trust, on the New Fund's behalf, title to and possession of all the Assets, and (b) the Old Trust, on the Old Fund's behalf, title to and possession of the Exchanged New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.7        The New Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue the New Fund's operations after the Effective Time.

4.8        Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.	CONDITIONS PRECEDENT

Each Investment Company's obligations hereunder shall be subject to: (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing; (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time; and (c) the following further conditions that, at or before that time:

5.1        All representations, covenants, and warranties of the New Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. The New Fund shall have delivered to the Old Fund a certificate executed in the New Fund's name by the New Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Old Fund and dated as of the Closing Date, to such effect and as to such other matters as the Old Fund shall reasonably request.

5.2        All representations, covenants, and warranties of the Old Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Old Fund shall have delivered to the New Fund on such Closing Date a certificate executed in the Old Fund's name by the Old Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the New Fund and dated as of such Closing Date, to such effect and as to such other matters as the New Fund shall reasonably request.

5.3        This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Investment Company's Board and by the Old Fund's shareholders at the Shareholders Meeting;

5.4        All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties;

5.5        At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company's best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.6        The Investment Companies shall have received an opinion of Kilpatrick Townsend & Stockton LLP ("Counsel") as to the federal income tax consequences mentioned below ("Tax Opinion"). (The receipt of such an opinion is a non-waivable condition to closing.) In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it and any certificates delivered pursuant to paragraph 2.5(b). The Tax Opinion shall be substantially to the effect that based on the facts and assumptions stated therein and conditioned on those representations and warranties' being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) for federal income tax purposes:

(a)       The New Fund's acquisition of the Assets in exchange solely for the New Fund Shares and its assumption of the Liabilities, followed by the Old Fund's distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Old Fund Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(F)), and the New Fund and the Old Fund will each be "a party to a reorganization" (within the meaning of section 368(b));

(b)       The Old Fund will recognize no gain or loss on the transfer of the Assets to the New Fund in exchange solely for the Exchanged New Fund Shares and the New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

(c)       The New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

(d)       The New Fund's basis in each Asset will be the same as the Old Fund's basis therein immediately before the Reorganization, and the New Fund's holding period for each Asset will include the Old Fund's holding period therefor (except where the New Fund's investment activities have the effect of reducing or eliminating an Asset's holding period);

(e)       A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for the Exchanged New Fund Shares it receives pursuant to the Reorganization;

(f)        A Shareholder's aggregate basis in the Exchanged New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those Exchanged New Fund Shares, and its holding period for those Exchanged New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

(g)       For purposes of section 381, the New Fund will be treated just as the Old Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Old Fund's taxable year, the Old Fund's tax attributes enumerated in section 381(c) will be taken into account by the New Fund as if there had been no Reorganization, and the part of the Old Fund's taxable year before the Reorganization will be included in the New Fund's taxable year after the Reorganization subject to any applicable conditions and limitations specified in sections 381, 382, 383 and 384 and the regulations thereunder.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Fund, or any Shareholder, with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

5.7        Before the Closing, the New Trust's Board shall have authorized the issuance of, and the New Trust shall have issued, one Class A New Fund Share and one Institutional Class New Fund Share ("Initial Shares") to the Manager or an affiliate thereof, in consideration of the payment of $10.00 each (or other amount that Board determines), to vote on the investment advisory agreement, a distribution plan, and other agreements and plans referred to in paragraph 5.8 and to take whatever action it may be required to take as the New Fund's sole shareholder;

5.8        The New Trust, on the New Fund's behalf, shall have entered into, or adopted, as appropriate, an investment advisory agreement, a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for the New Fund's operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by the New Trust's Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by the Manager or its affiliate as the New Fund's sole shareholder;

5.9        The New Trust, on the New Fund's behalf, shall have entered into an expense limitation agreement with Manager, the terms of which are consistent with those described in the Registration Statement; and

5.10       Before the Closing, all liabilities of the Old Fund to the service providers of the Old Fund, including, without limitation, the Old Fund's administrator, transfer agent, distributor, counsel and auditor, have been paid in full (with the exception of the Reorganization Expenses to be paid by the Manager).

5.11       At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.3, 5.4 and 5.6) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

6.         EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), the Manager shall bear the Reorganization Expenses. The Reorganization Expenses may include: (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing the Old Fund's prospectus supplements and the Registration Statement, and printing and distributing New Fund's prospectus and the Old Fund's proxy materials; (2) legal and accounting fees; (3) transfer agent and custodian conversion costs; (4) transfer taxes for foreign securities; (5) proxy solicitation costs; (6) any state Blue Sky fees; (7) expenses of holding the Shareholders Meeting (including any adjournments thereof), but exclude brokerage expense; and (8) costs of terminating the Old Fund. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization. The Old Trust must submit for reimbursement to the Manager, any invoices related to Reorganization Expenses within 90 days of the Closing.

7.	ENTIRE AGREEMENT; NO SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing; provided, however, that notwithstanding the foregoing, paragraphs 1.7, 1.8, 4.3, 4.5, 4.7, 6, 7 and 9 shall survive Closing.

8.	TERMINATION

This Agreement may be terminated at any time at or before the Closing:

8.1        By either Investment Company (a) in the event of the other Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before [______________], or such other date as to which the Investment Companies agree; or

8.2        By the Investment Companies' mutual agreement.

8.3        In the event of termination under paragraphs 8.1(c) or (d) or 8.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

8.4        In the event of termination, the provisions of paragraph 9 shall remain in full force and effect and Manager shall bear all Reorganization Expenses.

9.	LEGAL ACTIONS

In the event that the Old Trust is subject to an examination, inquiry or administrative action by the SEC staff or other federal or state regulator or self-regulatory organization arising out of or relating to the Old Fund's Reorganization or closing, or if the Old Trust, the Old Fund, the Board of Trustees of the Old Trust or a Trustee of the Old Trust is or becomes the subject of any complaint, lawsuit, subpoena or SEC staff examination relating to the Old Fund by any regulator, shareholder of the Old Fund or other party after the Closing (collectively, "Legal Action"), GCM shall be responsible for paying any costs or expenses arising out of the Legal Action, after deducting insurance payments received by the Old Trust under any insurance policy; and provided further, that nothing in this paragraph shall require GCM to indemnify any party for any liability or expenses arising out of a final determination by a court or regulatory body that the party seeking indemnification or repayment of expenses engaged in willful misfeasance, bad faith, gross negligence, violation of federal securities laws, or reckless disregard of his, her, or its duties. Expenses shall include any expenses incurred as reasonably necessary, as determined by the Board of Trustees of the Old Trust in its reasonable discretion, in order to respond to or comply with any Legal Action. Notwithstanding the foregoing, GCM shall only be responsible for paying costs and expenses arising out of Legal Actions up to a maximum of $1,000,000.

10.	AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding the Old Fund's shareholders' approval thereof; provided that, following that approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests. No subsequent amendments, modifications, or supplements to this Agreement will alter the obligations of the parties with respect to paragraph 6 without their express agreement thereto.

11.	SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

12.	NOTICES

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

To Old Trust:

Gator Series Trust
100 South Ashley Drive, Suite 895
Tampa, FL 33602
Attention: Derek Pilecki

With a copy (which shall not constitute notice) to:

Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202
Attention: Donald S. Mendelsohn, Esquire

To the New Trust:

BPV Family of Funds
9202 South Northshore Drive, Suite 300
Knoxville, TN 37922
Attention: Michael R. West

With a copy (which shall not constitute notice) to:

Kilpatrick Townsend & Stockton, LLP
1001 W. Fourth Street
Winston Salem, NC 27101
Attention: Jeffrey T. Skinner, Esquire

To the Manager:

BPV Capital Management, LLC
9202 South Northshore Drive, Suite 300
Knoxville, TN 37922
Attention: Michael R. West

13.	MISCELLANEOUS

13.1       This Agreement shall be governed by and construed in accordance with the internal laws of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.2       Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the New Trust, on the New Fund's behalf, or the Old Trust, on the Old Fund's behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

13.3       Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company's trustees solely in their capacities as trustees, and not individually, and that each Investment Company's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than its Fund but are only binding on and enforceable against its property attributable to and held for the benefit of its Fund ("Fund's Property") and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims under this Agreement on its or its Fund's behalf, shall look only to the other Fund's Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

13.4       This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

BPV FAMILY OF FUNDS, on behalf of the New Fund listed on Schedule A

By:
Michael R. West, President

GATOR SERIES TRUST, on behalf of the Old Fund listed on Schedule A

By:
Derek Pilecki, President

Solely for purposes of paragraphs 5.9 and 6

BPV CAPITAL MANAGEMENT, LLC

By:
Michael R. West, President

Solely for purposes of paragraph 9

GATOR CAPITAL MANAGEMENT, LLC

By:
Derek Pilecki, President

SCHEDULE A

Old Fund Gator Series Trust	To be Reorganized into	New Fund BPV Family of Funds
Gator Opportunities Fund	à	BPV Small Cap Fund

A-1

Appendix B

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

Set forth below is a discussion of the fundamental and non-fundamental investment policies of the Gator Opportunities Fund and the BPV Small Cap Fund.  For purposes of this discussion, a "fundamental" investment policy is one that may not be changed with respect to a fund without approval by the holders of a majority of the outstanding shares of that fund.

FUNDAMENTAL INVESTMENT POLICIES
GATOR OPPORTUNITIES FUND	BPV SMALL CAP FUND
Senior Securities
The Gator Opportunities Fund will not issue senior securities, except as permitted by Section 18(f)(1) of the 1940 Act.	The BPV Small Cap Fund will not issue senior securities, except as permitted by Section 18(f)(1) of the 1940 Act.
Borrowing, Margin Purchases and Short Sales
The Gator Opportunities Fund will not borrow money, except to the extent permitted under Section 18(f)(1) of the 1940 Act (including, but not limited to, reverse repurchase agreements and borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options or forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

The BPV Small Cap Fund will not borrow money, except to the extent permitted under Section 18(f)(1)of  the 1940 Act (including, but not limited to, reverse repurchase agreements and borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

Pledging Activities
The Gator Opportunities Fund will not pledge, mortgage or hypothecate its assets, except, with up to one third of the applicable Fund's assets, as necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

The BPV Small Cap Fund will not pledge, mortgage or hypothecate its assets, except, with up to one third of its assets, as necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

Underwriting Activities
The Gator Opportunities Fund will not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Gator Opportunities Fund may be deemed to be an underwriter under certain federal securities laws.

The BPV Small Cap Fund will not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the BPV Small Cap Fund may be deemed to be an underwriter under certain federal securities laws.

Loans
The Gator Opportunities Fund will not make loans, provided that the Gator Opportunities Fund may lend its portfolio securities in an amount up to 33% of the Gator Opportunities Fund's total assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, corporate loans and repurchase agreements shall not be deemed to be the making of a loan.

The BPV Small Cap Fund will not make loans, provided that the BPV Small Cap Fund may lend its portfolio securities in an amount up to 33% of the BPV Small Cap Fund's total assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, corporate loans and repurchase agreements shall not be deemed to be the making of a loan.

Purchases and Sales of Real Estate
The Gator Opportunities Fund will not purchase or sell real estate or interests in real estate directly; provided, however, that the Gator Opportunities Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities).

The BPV Small Cap Fund will not purchase or sell real estate or interests in real estate directly; provided, however, that the BPV Small Cap Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities).

Commodities
The Gator Opportunities Fund will not purchase or sell commodities, except that the Gator Opportunities Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity.

The BPV Small Cap Fund will not purchase or sell commodities, except that the BPV Small Cap Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity.

Diversification

The BPV Small Cap Fund, with respect to 75% of its total assets, may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the BPV Small Cap Fund's total assets would be invested in that issuer's securities.  This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

Concentration
The Gator Opportunities Fund will not invest 25% or more of the Gator Opportunities Fund's total assets in securities of issuers in any particular industry.  For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

Additionally, the BPV Small Cap Fund will limit the aggregate value of holdings of a single industry or group of industries to a maximum of 25% of the BPV Small Cap Fund's total assets. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions (other than revenue bonds issued in connection with an identifiable industry; e.g., healthcare or education) and investments in other registered investment companies are not considered to be issued by members of any industry; provided, however, that if the BPV Small Cap Fund invests in investment companies that concentrate their investments in a particular industry in a manner reasonably ascertainable by the BPV Small Cap Fund, the BPV Small Cap Fund will consider such investment to be issued by a member of the industry in which the other investment company invests.

NON-FUNDAMENTAL INVESTMENT POLICIES
GATOR OPPORTUNITIES FUND	BPV SMALL CAP FUND
The Gator Opportunities Fund will not purchase securities on margin; provided, however, that the Gator Opportunities Fund may obtain such short-term credits as may be necessary for the clearance of transactions, may make short sales to the extent permitted by the 1940 Act and may enter into options, forward contracts, futures contracts or indices options on futures contracts or indices

The BPV Small Cap Fund will not purchase securities on margin; provided, however, that the BPV Small Cap Fund may obtain such short-term credits as may be necessary for the clearance of transactions, may make short sales to the extent permitted by the 1940 Act and may enter into options, forward contracts, futures contracts or indices options on futures contracts or indices.

The Gator Opportunities Fund will not make investments for the purpose of exercising control or management over a portfolio company.	The BPV Small Cap Fund will not make investments for the purpose of exercising control or management over a portfolio company.
The Gator Opportunities Fund will not invest in securities of other registered investment companies, except as permitted under the 1940 Act.	The BPV Small Cap Fund will not invest in securities of other registered investment companies, except as permitted under the 1940 Act.

The Gator Opportunities Fund will not invest in interests in oil, gas or other mineral exploration or development programs, although the Gator Opportunities Fund may invest in the common stock of companies that invest in or sponsor such programs.

The BPV Small Cap Fund will not invest in interests in oil, gas or other mineral exploration or development programs, although the BPV Small Cap Fund may invest in the common stock of companies that invest in or sponsor such programs.

The Gator Opportunities Fund will not purchase warrants if as a result the Gator Opportunities Fund would then have more than 20% of its total net assets (taken at the lower of cost or current value) invested in warrants.

The BPV Small Cap Fund will not purchase warrants if as a result the BPV Small Cap Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

The Gator Opportunities Fund will not invest more than 15% of the Gator Opportunities Fund's net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued by the Gator Opportunities Fund.

The BPV Small Cap Fund will not invest more than 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued by the BPV Small Cap Fund.

INTERPRETIVE PRINCIPLES RELATED TO FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
GATOR OPPORTUNITIES FUND	BPV SMALL CAP FUND
With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the percentage limitations on borrowing under the Gator Opportunities Fund's second fundamental investment restriction applies at all times and if through a change in values, net assets, or other circumstances, the Gator Opportunities Fund is in a position where more than 15% of its net assets are invested in illiquid securities, the Gator Opportunities Fund will seek to take appropriate steps to protect liquidity.

With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the percentage limitations on borrowing under the BPV Small Cap Fund's second fundamental investment restriction and illiquid securities under the BPV Small Cap Fund's sixth non-fundamental investment restriction apply at all times. If through a change in values, net assets, or other circumstances, the BPV Small Cap Fund is in a position where more than 15% of its net assets are invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

The 1940 Act presently allows the Gator Opportunities Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets), and the Gator Opportunities Fund will, to the extent necessary, reduce its existing borrowings (within 3 days, excluding weekends and holidays) to comply with the provisions of the 1940 Act.

The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

If the Gator Opportunities Fund invests in other investment companies that concentrate their investments in a particular industry, the Gator Opportunities Fund will consider such investment to be issued by a member of the industry in which the other investment company invests.

Appendix C

FINANCIAL HIGHLIGHTS

Institutional Class	Financial Highlights
For a share outstanding throughout the period presented

	For the 6 Month Period Ended September 30, 2015 (unaudited)		For the Year Ended March 31, 2015	For the Period Ended March 31, 2014 (a)

Net Asset Value, at Beginning of Period	$12.74		$11.14	$10.00

Income From Investment Operations:
Net Investment Loss *	(0.04)		(0.06)	(0.02)
Net Realized and Unrealized Gain on Investments	(1.32)		1.91	1.16
Total from Investment Operations	(1.36)		1.85	1.14

Distributions:
Realized Gain	-		(0.25)	-
Total Distributions	-		(0.25)	-

Net Asset Value, at End of Period	$11.38		$12.74	$11.14

Total Return **	(10.68	)%(b)	16.73%	11.40	%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$951		$814	$457
Before Waiver
Ratio of Expenses to Average Net Assets	8.72	%(c)	13.98%	41.73	%(c)
Ratio of Net Investment Loss to Average Net Assets	(7.95	)%(c)	(12.97)%	(40.66	)%(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.49	%(c)	1.49%	1.49	%(c)
Ratio of Net Investment Loss to Average Net Assets	(0.72	)%(c)	(0.48)%	(0.42	)%(c)
Portfolio Turnover	31.07	%(b)	80.26%	43.28	%(b)

(a)	For the period November 4, 2013 (commencement of investment operations) through March 31, 2014.
(b)	Not Annualized
(c)	Annualized
*	Per share net investment loss has been determined on the basis of average shares method.
**	Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

C-1

Investor Class	Financial Highlights
For a share outstanding throughout the period presented

	For the 6 Month Period Ended September 30, 2015 (unaudited)		For the Year Ended March 31, 2015	For the Period Ended March 31, 2014 (a)

Net Asset Value, at Beginning of Period	$12.70		$11.14	$10.00

Income From Investment Operations:
Net Investment Loss *	(0.06)		(0.08)	(0.05)
Net Realized and Unrealized Gain on Investments	(1.31)		1.89	1.19
Total from Investment Operations	(1.37)		1.81	1.14

Distributions:
Realized Gain	-		(0.25)	-
Total Distributions	-		(0.25)	-

Net Asset Value, at End of Period	$11.33		$12.70	$11.14

Total Return **	(10.79	)%(b)	16.37%	11.40	%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$420		$203	$26
Before Waiver
Ratio of Expenses to Average Net Assets	8.76	%(c)	11.83%	39.84	%(c)
Ratio of Net Investment Loss to Average Net Assets	(7.95	)%(c)	(10.77)%	(39.13	)%(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.74	%(c)	1.74%	1.74	%(c)
Ratio of Net Investment Loss to Average Net Assets	(0.92	)%(c)	(0.68)%	(1.03	)%(c)
Portfolio Turnover	31.07	%(b)	80.26%	43.28	%(b)

(a)	For the period November 4, 2013 (commencement of investment operations) through March 31, 2014.
(b)	Not Annualized
(c)	Annualized
*	Per share net investment loss has been determined on the basis of average shares method.
**	Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

C-2

The information in this statement of additional information is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

[______________], 2016

For the Reorganization of

The Gator Opportunities Fund,
a series of the Gator Series Trust
100 South Ashley Drive, Suite 895
Tampa, Florida 33602

Into

The BPV Small Cap Fund,
a series of the BPV Family of Funds
P.O. Box 46707
Cincinnati, Ohio 45246

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated [___________], 2016 (the "Proxy Statement/Prospectus" or "Prospectus") relating to the Special Meeting of Shareholders of the Gator Opportunities Fund (the "Predecessor Fund"), a series of the Gator Series Trust, to be held on [__________], 2016, at [__]:[__] [a.m.] Eastern time, at the offices of [__________] at [____________________] (the "Special Meeting").

The purpose of the Special Meeting is to seek shareholder approval of an Agreement and Plan of Reorganization (the "Plan") pursuant to which all of the assets of the Predecessor Fund will be transferred to the BPV Small Cap Fund (the "Fund"), a series of the BPV Family of Funds (the "Trust"), in exchange for full and fractional Institutional Class and Class A shares of the Fund, with the Fund assuming the liabilities of the Predecessor Fund, and the Institutional Class and Class A shares of the Fund received by the Predecessor Fund will be distributed pro rata to the Predecessor Fund's shareholders, after which the Predecessor Fund will be terminated as a series of the Gator Series Trust.

Because the Fund will commence operations on or after the date of this SAI, the Fund does not yet have a ticker symbol.  Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission (the "SEC"), may be obtained without charge by contacting:

THE BPV SMALL CAP FUND
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
Telephone [___________]
B-1

Financial statements for the Predecessor Fund for its most recently completed fiscal year are included in the Annual Report to Shareholders for the Predecessor Fund for the fiscal year ended March 31, 2015, and the Semi-Annual Report to Shareholders for the Predecessor Fund for the six months ended September 30, 2014, and each are incorporated into this SAI by reference.   Additional copies of the Predecessor Fund's Annual Report or Semi-Annual Report may be obtained, without charge, upon request by contacting the Fund at the address or telephone number listed above.

[______________], 2016
B-2

BPV FAMILY OF FUNDS

TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RISKS	4
Asset-Backed Securities	4
Convertible Securities	4
Derivative Instruments	4
Equity Securities	9
Exchange Traded Products	9
Fixed Income Securities	10
Foreign Currency	11
Foreign Securities	11
Forward Commitment & When-Issued Securities	12
General Investment Risks	12
Junk Bonds or High Yield Securities Risk	12
Illiquid Investments	12
Investments in Companies with Business Related to Commodities	13
Investments in Micro- and Small-Cap Companies	13
Investments in Mid-Cap Companies	13
Lending of Portfolio Securities	14
Money Market Instruments	14
Mortgage-Backed Securities	14
Other Investment Companies	15
Real Estate Securities	15
Repurchase Agreements	15
Reverse Repurchase Agreements	16
Short Sales of Securities	16
Temporary Defensive Positions	16
U.S. Government Securities	16
INVESTMENT RESTRICTIONS	17
Fundamental Restrictions	17
Non-Fundamental Restrictions	18
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION	19
Brokerage Selection	19
Aggregated Trades	20
Portfolio Turnover	20
PORTFOLIO HOLDINGS DISCLOSURE	20
DESCRIPTION OF THE TRUST	21
BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS	22
Trustees and Officers	22
Board Structure	23
Qualification of Trustees	23
Trustee Standing Committees	24
Beneficial Equity Ownership Information	24
Compensation	24
Control Persons and Principal Holders of Voting Securities	25
MANAGEMENT AND ADMINISTRATION	25
Investment Adviser	25
Investment Sub-Advisers	26
Portfolio Managers	26
Ownership of Fund Shares	26
Other Accounts	27

Conflicts of Interests	27
Compensation	28
Administrator, Fund Accountant and Transfer Agent	28
Distributor	29
Independent Registered Public Accounting Firm	30
Legal Counsel	30
CODE OF ETHICS	30
PROXY VOTING POLICIES	30
PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES	30
Purchases	30
Arrangements with Dealers	31
CDSC – Class C Shares	31
Redemptions	31
Additional Information	32
NET ASSET VALUE	32
ADDITIONAL TAX INFORMATION	34
ADDITIONAL INFORMATION ON PERFORMANCE	36
FINANCIAL STATEMENTS	38
APPENDIX A – PROXY VOTING POLICIES	41
PROXY VOTING POLICIES	47

INTRODUCTION

This Statement of Additional Information ("SAI") is intended to supplement the information provided in the Proxy Statement/Prospectus dated [______________], 2016 (the "Proxy Statement/Prospectus" or "Prospectus") relating to the proposed tax-free reorganization (the "Reorganization") of the Gator Opportunities Fund (the "Predecessor Fund"), a series of the Gator Series Trust, into the BPV Small Cap Fund (the "Fund"), a series of the BPV Family of Funds (the "Trust"). The Proxy Statement/Prospectus has been sent to the shareholders of the Gator Series Trust in connection with the solicitation of proxies to be voted at the special meeting of stockholders of the Predecessor Fund scheduled to be held on [______________], 2016.  This SAI relates to the Institutional Class, Class A and Class C shares of the Fund.

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial statements are not included because the Predecessor Fund is being combined with the Fund, a series of the Trust, which is a newly created fund that does not have any assets or liabilities. The Institutional Class and Class A shares of the Fund will be the successor to the accounting and performance information of the Institutional Class and Investor Class shares, respectively, of the Predecessor Fund after consummation of the Reorganization.

INCORPORATION BY REFERENCE

The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated by reference into this SAI, which means that they are legally considered to be a part of this SAI:

•	The current SAI of the Gator Opportunities Fund, dated July 29, 2015.

•	The current Annual Report to Shareholders for the Gator Opportunities Fund for the fiscal year ended March 31, 2015.

•	The current Semi-Annual Report to Shareholders for the Gator Opportunities Fund for the six months ended September 30, 2014.

Please see the foregoing documents for information regarding the financial statements of the Predecessor Fund.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

The Trust was organized on July 19, 2011, as a Delaware statutory trust.  The Fund was organized in October 2015 in connection with the reorganization of the Predecessor Fund into the Trust. This Statement of Additional Information relates to the BPV Small Cap Fund, which is an open-end management investment company.  The Fund intends to qualify as a diversified investment company.

BPV Capital Management, LLC ("BPV") serves as the investment adviser to the Fund and the Fund currently employs Gator Capital Management, LLC ("Gator") as an investment sub-adviser to the Fund.  BPV may appoint additional investment sub-advisers for the Fund in the future (each, including Gator, a "Sub-Adviser", and with BPV, the "Advisers" or each an "Adviser").  The Prospectus describes the Fund's investment objective and principal investment strategy, as well as the principal investment risks of the Fund.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund.

Asset-Backed Securities.  The Fund may invest in asset-backed securities including, without limitation, collateralized mortgage obligations, collateralized loan obligations, collateralized debt obligations and other asset-backed securities, including those that may be developed in the future.  Typically asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans.  Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution.  In some cases asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class.  Underlying loans are subject to risks of prepayment, which may reduce the overall return to certificate holders.  If the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset backed securities.

Convertible Securities.  The Fund may buy securities convertible into common stock if, for example, an Adviser believes that a company's convertible securities are undervalued in the market.  Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants.  A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time.  Warrants do not represent ownership of the underlying securities, but only the right to buy the securities.  The prices of warrants do not necessarily move parallel to the prices of underlying securities.  Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them.

Derivative Instruments.  The Fund may use a variety of derivative instruments (including both long and short positions) in an attempt to enhance the Fund's investment returns, to hedge against market and other risks in the portfolio, to add leverage to the portfolio and/or to obtain market exposure with reduced transaction costs.

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indices and other assets.  Examples of derivatives and information about some types of derivatives and risks associated therewith follows.  The derivatives market is continually evolving and the Fund may invest in derivatives other than those described below.

The value of some derivative instruments in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly. If the Fund incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could suffer losses.

The Fund might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If the Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. The Fund's use of derivatives may increase or accelerate the amount of ordinary income recognized by shareholders.

Federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market.  While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions.

Options on Securities and Indices.  The Fund may, among other things, purchase and sell put and call options on equity, debt or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations ("NASDAQ") System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer.  Among other reasons, the Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase, pending its ability to invest in such securities in an orderly manner.

An option on a security (or index designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option.  The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

If the Fund writes a call (put) option on an underlying security it owns (is short), the option is sometimes referred to as a "covered option."  When writing a covered option, the Fund is more protected than if the Fund writes an option on a security it does not hold.  If the Fund writes a call (put) option on an underlying security it does not own, the option is sometimes referred to as a "naked option."  The Fund may write "naked" call options on individual securities or instruments in which they may invest but that are not currently held by the Fund.  When writing "naked" call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it wrote the "naked" call option as collateral to ensure that it meets its obligations as the writer of the option.  The Fund is further subject to the segregation requirements described below when it writes "naked" call options.  Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.  During periods of declining securities prices or when prices are stable, writing "naked" call options can be a profitable strategy to increase the Fund's income with minimal capital risk.  However, when the price of the security underlying the written option increases, the Fund is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option's exercise price, the Fund will lose the difference.  "Naked" written call options are riskier than covered call options because there is no underlying security held by the Fund that can act as a partial hedge.  "Naked" written call options have speculative characteristics, and the potential for loss is theoretically unlimited.  When a "naked" written call option is exercised, the Fund must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option.  There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.

A naked put option is a position in which a buyer writes a put option and has no position in the underlying stock.  A naked put option may be used when the Fund expects the underlying stock to be trading above the strike price at the time of expiration.  The Fund will benefit from a naked put option if the underlying stock is trading above the strike price at the time of the expiration of the put option and expires worthless because the Fund will keep the entire premium.  The Fund could lose money if the price of the underlying stock is below the strike price because the put may be exercised against the Fund, causing the Fund to buy the stock at the strike price.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.  Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration).  In addition, the Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold.  There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.  If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

While, as mentioned above, the Fund may write naked call or put options, such options will nonetheless be deemed to be "covered" as such term is used in the context of Section 18 of the 1940 Act.  In the case of a call option on a security, a call option is covered for these purposes if the Fund segregates assets determined to be liquid by an Adviser in accordance with procedures approved by the Board of Trustees (the "Board") in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis.  The option is also covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by an Adviser in accordance with procedures approved by the Board in such amount are segregated) upon conversion or exchange of other securities held by the Fund.  For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by an Adviser .  A call option is also covered if the Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by an Adviser .  A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by an Adviser in accordance with procedures approved by the Board equal to the exercise price.  A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by an Adviser .

OTC Options.  The Fund may also purchase and write over-the-counter ("OTC") options.  OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.  The Fund may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.  The Fund may also purchase and write dealer options.

Risks Associated with Options on Securities and Indices.  There are a number of risks associated with transactions in options on securities and indices.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  If the Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If the Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a call option on an individual security held in the Fund's portfolio, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline.  Similarly, as the writer of a call option on a securities index or ETF, the Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund's portfolio securities decline.

The value of call options written by the Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option's expiration.  The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.  The writer of an option generally has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The hours of trading for options may not conform to the hours during which the securities held by the Fund are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.  In addition, the Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded.  An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect the Fund's engaging in options transactions.

If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index.  Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.  Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.  Except to the extent that a call option on an index or ETF written by the Fund is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Fund's portfolio securities).

Foreign Currency Options.  The Fund may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund's securities may be denominated or to cross-hedge or in an attempt to increase the total return when an Adviser anticipates that the currency will appreciate or depreciate in value.  In addition, the Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using such options.

Option Combinations.  The Fund may combine options transactions, which combinations may be in the form of option spreads or option collars.  Put spreads and collars are designed to protect against a decline in value of a security the Fund owns.  A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price.  The put protects the investor from a decline in the price of the security below the put's strike price.  The call means that the investor will not benefit from increases in the price of the security beyond the call's strike price.  In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price.  This combination protects the investor against a decline in the price down to the lower strike price.  The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put.

In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased.  The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns.  The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call's strike price.

The Fund may write straddles (covered or uncovered) consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations.  The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Credit Default Swaps.  The Fund may invest in credit default swaps ("CDSs"). The economic return of CDSs depends upon the performance of the reference obligations and/or the reference entities. Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations. For instance, an active market may not exist for any of the CDSs in which the Fund invests. As a result, the Fund's ability to maximize returns or minimize losses on such CDSs may be impaired. In addition, the Fund will usually have a contractual relationship only with the counterparty offering the CDS and not the reference obligors on the reference obligations. As a result, the Fund generally will have no right directly to enforce compliance by the reference obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations. The Fund will not directly benefit from any collateral supporting such reference obligations and will not have the benefit of the remedies that would normally be available to a holder of such reference obligations. Even if, in the case of physically settled CDSs, the Fund obtains such rights upon delivery of the defaulted reference obligations, the Fund's ability to "work-out" effectively the defaulted reference obligations may be significantly diminished.

CDSs also expose the Fund to counterparty risk. In the event of the insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligations. Consequently, the Fund will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligors.

When the Fund enters into a short unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to either deliver the defaulted reference obligation or an equivalent cash payment. Similarly, when the Fund enters into a long unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to deliver a cash payment related to such credit event. To the extent the Fund lacks adequate funds to satisfy these delivery requirements, the Fund will be required to liquidate other Fund investments in a manner which may be inconsistent with its original investment intent and the Fund's return may be adversely affected.

To the extent a CDS requires the Fund to settle physically the defaulted reference obligation, the Fund may be adversely affected by the purchase price of the defaulted reference obligation. Similarly, CDS cash settlement mechanics may not accurately reflect the related credit loss and may be subject to the discretion of the party performing the calculation. In addition, there can be losses under a CDS without a related default with respect to the referenced obligation. This occurs when the definition of a credit event in the CDS contains events that are not truly credit related and is called credit basis risk. Also, the size of the structured notes underlying a funded CDS in relation to the size of the reference obligation affects the severity of the losses. In general, as the size of the structured notes decreases in relation to the size of the reference obligation, the Fund's exposure to credit risk with respect to the CDS increases.

Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund enters into a long or short swap, respectively). The Fund's position in CDSs is also subject to liquidity risk, market risk, structural risk, legal risk, and interest rate risk. The Fund may also invest in certificates which represent an undivided interest in a pool of high yield fixed income securities ("Underlying Securities"). Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest. The Fund may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the Underlying Securities.

Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities. Until the Fund redeems its certificates, the Fund will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers, or any direct rights of ownership with respect to the Underlying Securities. The Fund's ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates. The Fund's yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto. The Fund's investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

Equity Securities. The Fund's portfolios may include common stocks traded on domestic securities exchanges or in the over-the-counter market.  In addition to common stocks, the Fund may also invest in preferred stocks, convertible preferred stocks, and convertible bonds.  Prices of equity securities in which the Fund invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for many or all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Exchange Traded Products.  The Fund may invest in ETFs, exchange traded notes ("ETNs") and other exchange traded products ("ETPs").

Exchange Traded Funds. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value or "NAV") together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire NAV falls below a certain amount.  Although an Adviser may believe that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

While ETFs are generally bought and sold on an exchange, an investment in an ETF is also subject to many risks generally applicable to conventional registered investment company (i.e., one that is not exchange traded), including risks associated with the underlying index and investment strategy that the ETF follows, and risks related to the investment adviser's success in managing the ETF.  ETFs are also subject to the following risks that generally do not apply to conventional investment companies:  (i) the market price of the ETF's shares may trade at a discount to the ETF's NAV, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the NAV of the Fund; (ii) an active trading market for an ETF's shares may not develop or be maintained at a sufficient volume; (iii) an ETF's investment strategy may involve leveraging, which increases the impact that a decrease in the market value of the underlying securities of the ETF will have on the ETF's NAV; (iv) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (v) ETF shares may be delisted from the exchange on which they trade, or "circuit breakers" (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF's stock.  Finally, as discussed above, there are legal limitations and other conditions imposed by SEC rules on an investment company's acquisition of the shares of other investment companies (including ETFs) ("Target Funds") that may limit the amount of an ETF's shares that the Fund may purchase.

Exchange Traded Notes.  The Fund may invest in ETNs. ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs and gives exposure to underlying investments (typically market indices), which may themselves be equity or fixed income investments. However, this type of security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced investment. The Fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will typically give the Fund a cash amount that would be equal to principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk (which includes the risk that the issuer may fail). The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.

Fixed Income Securities.  The Fund may invest in fixed income investments that include corporate, municipal or other government debt securities.  Corporate and municipal debt obligations purchased by the Fund may be any credit quality, maturity or yield.  Accordingly, the Fund's debt securities may include "investment grade" securities (those rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the opinion of an Adviser.  In addition, the Fund's debt securities may include lower-rated debt securities including, without limitation, junk bonds.  Debt obligations rated Baa by Moody's or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal.  Debt obligations rated lower than Baa by Moody's or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal.  Descriptions of the quality ratings of Moody's, S&P or Fitch are contained in this SAI.  While each Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, each Adviser relies primarily upon its own analysis of factors establishing creditworthiness.

Other risks associated with fixed income securities, without limitation, are as follows:

Credit Risk.  Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more securities held by the Fund will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations.  If the issuer, guarantor, or counterparty fails to pay interest, the Fund's income may be reduced.  If the issuer, guarantor, or counterparty fails to repay principal, the value of that security may be reduced.  Credit risk is particularly significant for investments in "junk bonds" or lower than investment-grade securities.

Interest Rate Risk.  The price of a bond or a fixed income security is dependent upon interest rates.  Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in bonds or fixed income securities, may vary in response to changes in interest rates.  A rise in interest rates generally causes the value of a bond to decrease, and vice versa.  There is the possibility that the value of the Fund's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise.  The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes.  Changes in interest rates may have a significant effect if a Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities. Interest rate risk may be heightened in the current environment as interest rates are likely to experience increased volatility as a result of the conclusion of the U.S. government's quantitative easing program and the likelihood of a general rise in interest rates.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes.  When interest rates rise, not only can the value of fixed income securities drop, but the yield can also drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages.  In addition, when interest rates drop, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates.  This is known as prepayment risk.  When interest rates rise, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated.  This is known as extension risk.

Maturity Risk.  Maturity risk is another factor that can affect the value of the Fund's debt holdings.  In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

Liquidity Risk.  Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions.

Foreign Currency.  The Fund may invest in foreign currency or in securities that track the performance of a foreign currency against another currency, whether the U.S. dollar or another foreign currency. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Foreign Securities. The Fund may invest in securities issued by foreign governments or foreign corporations, either directly or through derivative transactions (e.g., foreign currency futures).  Foreign securities, in addition to securities issued by U.S. entities with substantial foreign operations, involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities.  Issuers of foreign securities are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies.  Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies.  Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S.  Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions.  Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them.  The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price).  Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held).  Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.  Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.  There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S.  It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities.  Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities.  In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Forward Commitment & When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, the Fund may not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if an Adviser felt such action was appropriate.  In such a case, the Fund could incur a short-term gain or loss.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund's investment program will be successful.  Investors should carefully review the descriptions of the Fund's investments and its risks described in the Prospectus and this SAI.

Junk Bonds or High Yield Securities Risk.  High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer's continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below "investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund's shares and the income it earns.

Illiquid Investments.  The Fund may invest up to 15% of the value of its net assets in securities that are illiquid securities, provided such investments are consistent with the Fund's investment objectives.  Illiquid securities are securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, certain options traded in the over-the-counter market and securities used to cover such options.  Investment in illiquid securities subjects the Fund to the risk that the Fund will not be able to sell such securities when it is opportune to do so.

Investments in Companies with Business Related to Commodities.  The Fund may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities.  For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold or silver) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities).  Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks.  For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities.  Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

Investments in Micro- and Small-Cap Companies.  The Fund will invest primarily in securities of companies with small market capitalizations ("small-cap companies"), which may include companies with micro market capitalizations ("micro-cap companies").  An Adviser considers small-cap companies to be those having market capitalizations below the market capitalization of the Russell 2000 Index's largest capitalization company.  Certain micro- and small-cap companies may offer greater potential for capital appreciation than larger companies.  However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in micro- and small-cap companies tend to be very volatile and speculative.  Micro- and small-cap companies may have a small share of the market for their products or services or they may provide goods and services for a limited market.  For example, they may be developing or marketing new products or services for markets which are not yet established or may never become established.  In addition, micro- and small-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions.  Also, micro- and small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms.  Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies.  Also, micro- and small-cap companies may not be well known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership.  These factors may affect the Fund's access to information about the companies and the stability of the markets for the companies' securities.  Due to these and other factors, the Fund's investments in micro- and small-cap companies may suffer significant losses.  Further, there is typically a smaller market for the securities of a micro- and small-cap company than for securities of a large company.  Therefore, investments in micro- and small-cap companies may be less liquid and subject to significant price declines that result in losses for the Fund.  Micro-cap companies are followed by few, if any, securities analysts, and there tends to be even less publicly available information about them than for small-cap companies.  Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap securities, and an Adviser may be able to deal with only a few market-makers when purchasing and selling micro-cap securities.

Investments in Mid-Cap Companies.  The Fund may invest in mid-capitalization companies.  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general.  Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.  These companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  Mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments.  In addition, mid-cap companies may not be well known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership.  These factors may affect the Fund's access to information about the companies and the stability of the markets for the companies' securities.  The risk exists that mid-cap companies will not succeed, and the prices of the companies' shares could dramatically decline in value.

Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of the Fund's assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that an Adviser has determined are creditworthy under guidelines established by the Board.  In determining whether the Fund will lend securities, an Adviser will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with any of the Advisers.  Each loan of securities will be collateralized by cash, securities or letters of credit.  The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain cash or cash equivalent collateral with the Fund, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and an Adviser may invest the cash collateral to earn additional income for the Fund.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund shall retain all voting rights with respect to the loaned securities, and the Fund will call securities subject to a securities loan to vote proxies in the event a material matter comes up for vote, pursuant to the Fund's fiduciary obligations. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Money Market Instruments.  The Fund may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund.  Money market instruments also mayinclude Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes").  Banker's Acceptances are time drafts drawn on and "accepted" by a bank.  When a bank "accepts" such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due.  The Banker's Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's, S&P or Fitch, or if not rated, of equivalent quality in the opinion of an Adviser.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof.  An Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Sub-Master Note held in the portion of the Fund's portfolio managed by such Adviser.

Mortgage-Backed Securities.  The Fund may invest in agency mortgage-backed securities, which are issued or guaranteed by government-sponsored entities such as Ginnie Mae, Freddie Mac or Fannie Mae.  The Fund may also invest in non-agency mortgage-backed securities, which are similar to agency mortgage-backed securities, but are issued by private issuers.  Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Mortgage-backed securities present a number of risks, including those described in the Prospectus and those associated with fixed income securities generally.  Mortgage-backed securities also present heightened interest rate risks, as rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes.  When interest rates rise, not only can the value of mortgage-backed securities drop, but the yield can also drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages.  In addition, when interest rates drop, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates.  When interest rates rise, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated.  Mortgage-backed securities issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk as compared to agency mortgage-backed securities, since private issuers may be less able to meet their obligations as compared to Ginnie Mae, Freddie Mac or Fannie Mae. The values of assets underlying mortgage-backed securities may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities issued by participants in housing and commercial real estate finance, as well as asset-backed markets generally, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn.

Other Investment Companies.  The Fund may invest in other investment companies.  Under the 1940 Act, the Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock ("3% Limitation").  Accordingly, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund (generally permitting the Fund and its affiliates to hold up to 25% of the ETF's total outstanding stock); and (ii) the ETF and the Fund enter into an agreement to comply with any conditions in such order (an "ETF Agreement").  Accordingly, the 25% limitation (or, in cases where the Fund has not entered into an ETF Agreement, the 3% Limitation) may prevent the Fund from allocating its investments in the manner an Adviser considers optimal.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating investments in the manner that an Adviser considers optimal, or cause an Adviser to select a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets") as an alternative.  The Fund may also invest in Other Investment Companies or Stock Baskets when an Adviser believes they represent more attractive opportunities than similar ETFs.  The Fund's investments in Other Investment Companies will be subject to the same 3% Limitation described above.

The 1940 Act also limits, subject to certain exceptions, including those found in Section 12(d)(1)(F) of the 1940 Act (described below), the percentage of the Fund's assets that can be represented by other investment company's shares to 5% of the Fund's assets for any one other investment company or 10% of the Fund's assets for all other investment companies combined.

Under the 1940 Act, to the extent that the Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from shareholders with regard to the voting of all proxies with respect to the Fund's investment in such securities (ETFs, Other Investment Companies and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities.  In the event that there is a vote of ETF, Other Investment Companies or other investment company shares held by the Fund, the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities. Investments in other registered investment companies also subject the Fund to paying its proportionate share of those funds' fees and expenses.

Real Estate Securities.  The Fund will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein, including real estate investment trusts ("REITs").  REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems

Repurchase Agreements.  The Fund may invest in repurchase agreements.  A repurchase agreement is a type of loan that is a short term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period.  In an effort to minimize risk, before entering into repurchase agreements, an Adviser will evaluate the financial status of the proposed counterparty by reviewing such proposed counterparty's financial information (e.g., publicly available financial statements), and the Fund will generally only enter into repurchase agreements with counterparties that are established financial institutions.  Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.  There is no limit on the number of repurchase agreements into which the Fund may enter.

Reverse Repurchase Agreements.  The Fund may invest in reverse repurchase agreements, which are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price.  A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.  Reverse repurchase agreements are subject to credit risks.  In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.  In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements.

Short Sales of Securities.  The Fund may make short sales with up to 25% of the Fund's securities, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  The Fund then sells the borrowed security to a buyer in the market.  The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.  When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on its books and/or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

In addition, the Fund may make short sales "against the box" i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.  The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its respective portfolio in cash or cash equivalent positions.  When the Fund take a temporary defensive position, the Fund may not be able to achieve its investment objective.

U.S. Government Securities.  The Fund may invest a portion of its portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and the Tennessee Valley Authority.  U.S. government securities may be acquired subject to repurchase agreements.  While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g., FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA, FFCB).  No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.  The guarantee of the U.S. government does not extend to the yield or value of the Fund's shares.

INVESTMENT RESTRICTIONS

Fundamental Restrictions.  The Fund has adopted the following "fundamental restrictions," which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

FUNDAMENTAL RESTRICTIONS.  As a matter of fundamental policy, the Fund may not:

(1)	Issue senior securities, except as permitted by Section 18(f)(1) of the 1940 Act;

(2)	Borrow money, except to the extent permitted under Section 18(f)(1) the 1940 Act (including, but not limited to, reverse repurchase agreements and borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

(3)	Pledge, mortgage or hypothecate its assets, except, with up to one third of its assets, as necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)	Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of the Fund's total assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, corporate loans and repurchase agreements shall not be deemed to be the making of a loan;

(6)	Purchase or sell real estate or interests in real estate directly; provided, however, that the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

(7)	Purchase or sell commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity; or

(8)	With respect to 75% of its total assets, the Fund may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. Additionally, the Fund will limit the aggregate value of holdings of a single industry or group of industries to a maximum of 25% of the Fund's total assets. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions (other than revenue bonds issued in connection with an identifiable industry; e.g., healthcare or education) and investments in other registered investment companies are not considered to be issued by members of any industry; provided, however, that if the Fund invests in investment companies that concentrate their investments in a particular industry in a manner reasonably ascertainable by the Fund, the Fund will consider such investment to be issued by a member of the industry in which the other investment company invests.

Non-Fundamental Restrictions.  The following investment limitations are not fundamental and may be changed without shareholder approval.  As a matter of non-fundamental policy, the Fund may not:

(1)	Purchase securities on margin; provided, however, that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, may make short sales to the extent permitted by the 1940 Act and may enter into options, forward contracts, futures contracts or indices options on futures contracts or indices;

(2)	Make investments for the purpose of exercising control or management over a portfolio company;

(3)	Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4)	Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies that invest in or sponsor such programs;

(5)	Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; or

(6)	Invest more than 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued by the Fund.

The following descriptions of certain issues related to the above policies and restrictions may assist shareholders in understanding these policies and restrictions:

•	With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the percentage limitations on borrowing under the Fund's second fundamental investment restriction and illiquid securities under the Fund's sixth non-fundamental investment restriction apply at all times. If through a change in values, net assets, or other circumstances, the Fund is in a position where more than 15% of its net assets are invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

•	Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

•	The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the general supervision of the Trustees, BPV manages the operations of the Fund and oversees the Sub-Advisers' management of the Sub-Adviser Portfolios (as defined below).  In addition, BPV makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the portion of the Fund's portfolio that has not been allocated to the Sub-Advisers (the "BPV Portfolio"), subject to the supervision of the Trustees.  BPV provides these services in accordance with the terms of the Investment Advisory Agreement by and between BPV and the Fund (the "Advisory Agreement"), which is described in detail under "Management and Administration – Investment Adviser."

Subject to the general supervision of the Trustees and BPV, each Sub-Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the portion of the Fund that has been allocated to it (each, a "Sub-Adviser Portfolio").  Each Sub-Adviser shall manage its respective Sub-Adviser Portfolio in accordance with the terms of the Investment Sub-Advisory Agreement by and between the Sub-Adviser, BPV and the Fund (each, a "Sub-Advisory Agreement", and collectively with the Advisory Agreement, the "Advisory Agreements"), which is described in detail under "Management and Administration – Investment Sub-Advisers."

An Adviser may serve as investment advisers for a number of client accounts, including the Fund.   Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by an Adviser, if any.

Brokerage Selection.  In selecting brokers to be used in portfolio transactions, each Adviser's general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, an Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, an Adviser's past experience with similar trades and other factors that may be unique to a particular order.  Recognizing the value of these judgmental factors, an Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.  An Adviser may not give consideration to sales of shares of the Fund as a factor in selecting brokers to execute portfolio transactions.  An Adviser may, however, place portfolio transactions with brokers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on the broker's sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreements, an Adviser is authorized to pay a brokerage commission in excess of what another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by an Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow an Adviser to determine and track investment results; and trading systems that allow an Adviser to interface electronically with brokerage firms, custodians and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases.  In some instances, research products or services received by an Adviser may also be used by such Adviser for functions that are not research related (i.e., not related to the making of investment decisions).  Where a research product or service has a mixed use, an Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to an Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to an Adviser in connection with advisory clients other than the Fund and not all such services may be useful to an Adviser in connection with the Fund.  Although such information may be a useful supplement to an Adviser 's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisers in the performance of their services under the Advisory Agreements and will not reduce the management fees payable to the Advisers.

The Fund may invest in securities traded in the over-the-counter market.  Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions.  The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere.  When a transaction involves exchange listed securities, an Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

Aggregated Trades.  While investment decisions for the Fund are made independently of an Adviser's other client accounts, such Adviser's other client accounts may invest in the same securities as the Fund.  To the extent permitted by law, an Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction may be averaged as to price and available investments allocated as to amount in a manner that an Adviser believes to be equitable to the Fund and such other account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover.  The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making the Fund's decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees of the Trust (the "Board") has adopted policies to govern the circumstances under which disclosure regarding securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Trust or other persons.  These policies include the following:

•	Public disclosure regarding the securities held by the Fund ("Portfolio Securities") is made available for the most recent month-end period and only after a 30 calendar day delay from the end of such month.

•	Public disclosure regarding the Fund's Portfolio Securities is made quarterly through the Fund's Form N-Q and Semi-Annual and Annual Reports ("Official Reports").

•	Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or the Fund.

•	The Trust's policy relating to disclosure of the Trust's holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Trust's investment adviser or sub-adviser or to other Trust service providers, including but not limited to the Trust's administrator, distributor, custodian, legal counsel and auditors as identified in the Prospectus and this SAI, financial printers such as Filepoint EDGAR Services or to the brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that are made on the same basis to all the Fund's shareholders. This information is disclosed to third parties under conditions of confidentiality that include a duty not to trade on non-public information. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential. Notwithstanding the foregoing, the Fund is subject to the risk that one or more third parties subject to conditions of confidentiality, particularly those third parties not bound by confidentiality clauses in written agreements, will front-run the Fund.

•	The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund, are disclosed to a shareholder or other person before disclosure in the Official Reports. In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund, and whether the arrangement will adversely affect the Trust, the Fund or their shareholders. The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in the Fund's shares.

•	The CCO shall inform the Board of any special portfolio holdings disclosure arrangements that are approved by the CCO, and the rationale supporting approval.

•	No person (including BPV, any of the Sub-Advisers oe the Trust (or any affiliated person, employee, officer, trustee or director of BPV, a Sub-Adviser or the Trust)), for themselves or on behalf of the Fund, may receive any direct or indirect compensation or other consideration in exchange for the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on July 19, 2011, is an open-end management investment company.  The Trust's Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  In addition to the Fund, the Trust currently offers other series of shares described in one or more other Statements of Additional Information (collectively, with the Fund, the "Funds").  The number of shares in the Trust shall be unlimited.  The Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.  When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as a Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that:  (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy or an anticipated vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold an annual shareholders' meeting unless required by law.  There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act.  As set forth in the Trust's By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund.  This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  Those Trustees who are "interested persons" (as defined in the 1940 Act), by virtue of their affiliation with either the Trust or BPV, are indicated in the table.  The address of each Trustee and officer, unless otherwise indicated, is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships During Past 5 Years
Independent Trustees
William Perkins Crawford, Jr. Year of Birth: 1962	Trustee	Since May 2014
SVP/General Counsel of Pacolet Milliken Enterprises, Inc. (a private investment company) (2013-present); Senior Counsel of TD Bank (2010-2012); Chief Legal and Risk Officer, The South Financial Group (bank holding company)(2002-2010).
				Six	None
Ann O'Connell Year of Birth: 1953	Trustee	Since Inception
Consultant with CapTrust, an independent, fee-based investment advisory firm (2012-present); Partner, Newport Board Group, a professional management consulting firm (2012); Actuary and Principal, Global Human Resources Services Leadership Team, PriceWaterhouseCoopers LLP (2002-2011).
				Six	None
Joseph M. O'Donnell Year of Birth: 1946	Trustee	Since Inception
President and CEO, Inmar Inc., a logistics and supply chain software and services company (2008-2009); Chairman and CEO, Artesyn Technologies, Inc., a designer and manufacturer of electronic subsystems (1994-2006).
				Six	Comverge, Inc.; Comverse, Inc.; ModusLink Global Solutions
Jan R. Williams Year of Birth: 1941	Trustee	Since Inception	Dean and Professor Emeritus, College of Business Administration, University of Tennessee (2001-2013).	Six	None
Officers
Michael R. West Year of Birth: 1966	President and Secretary	Since April 2014
Chief Executive Officer, BPV Capital Management, LLC (Since 2009). Mr. West has also been the Managing Partner of Northshore Management Company, LLC, an investment firm focused in private company investments, since 2003.
				N/A	N/A

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships During Past 5 Years
Bo J. Howell Year of Birth: 1981	Chief Compliance Officer	Since July 2015
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012).
				N/A	N/A
Theresa Bridge Year of Birth: 1969	Treasurer (Principal Financial Officer)	Since September 2014	V.P., Director of Financial Administration, Ultimus Fund Solutions, LLC (since 2000).	N/A	N/A

Board Structure.  The Trust's Board includes four independent Trustees. Ms. O'Connell serves as the Board's Chair. Each independent Trustee is permitted to be involved in each committee of the Board (each a "Committee") as well as each Board function.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and its Funds. During these meetings, the Board receives reports from the Funds' administrator, transfer agent and distributor, and Trust management, including the Trust's President, Michael R. West, and the Trust's Chief Compliance Officer, Bo Howell, on regular quarterly items and, where appropriate and as needed, on specific issues.  As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust's officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee, Nominating Committee and a Proxy Voting Committee (discussed in more detail below). Each Committee is comprised entirely of independent Trustees.

Qualification of Trustees.  The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board's function and the Trust's business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board.  In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

William Perkins Crawford, Jr.	Mr. Crawford has spent his career as a corporate attorney, first in private practice and most recently with financial institutions and a private investment company.
Ann O'Connell
Ms. O'Connell spent her career as a human resources consultant, most recently with PricewaterhouseCoopers LLP. Prior to her retirement in June 2011, Ms. O'Connell was Principal of PwC's Global Human Resources Services Leadership Team.

Joseph M. O'Donnell
Mr. O'Donnell has held numerous executive positions in software, electronics and manufacturing companies. Mr. O'Donnell also currently serves on the Board of Directors of three public companies, and has in the past served as a director of seven other public companies.

Jan R. Williams
Mr. Williams has over 40 years' experience in the accounting field, as an accountant, consultant and professor of accounting. Mr. Williams served as Dean of the College of Business Administration and Professor of Accounting at the University of Tennessee from 2001 to 2013, and is currently Dean and Professor Emeritus.

The Board has determined that each of the Trustees' careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board's functions and oversight of the Trust.  References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee:  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of all the Trustees.  The Audit Committee also serves as the Trust's qualified legal compliance committee.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary; the Audit Committee met twice during the fiscal year ended March 31, 2015.

Nominating Committee:  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board and to stand for election at a meeting of the shareholders of the Trust.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.  The Nominating Committee meets only as necessary and met once during the fiscal year ended March 31, 2015.

Proxy Voting Committee:  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how a Fund should cast its vote, if called upon by the Board, BPV or a Sub-Adviser, when a matter with respect to which the Fund is entitled to vote presents a recognized conflict between the interests of the Fund's shareholders, on the one hand, and those of BPV, a Sub-Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.  The Proxy Voting Committee meets only as necessary and did not meet during the fiscal year ended March 31, 2015.

Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2014 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee*	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
William Perkins Crawford, Jr.	A	D
Ann O'Connell	A	E
Joseph M. O'Donnell	A	D
Jan R. Williams	A	D

Compensation.  Officers of the Trust and Trustees who are "interested persons" of the Trust or BPV will receive no salary or fees from the Trust.  Each Trustee who is not an "interested person" receives a fee of $6,000 each year plus $1,500 per Fund per meeting attended in person and $500 per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.  The following table shows the compensation received by each Trustee for his or her service as a Trustee during the fiscal year ended March 31, 2015.

Name of Trustee*	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees
Independent Trustees
William Perkins Crawford, Jr.	$23,750	None	None	$23,750
Ann O'Connell	$30,500	None	None	$30,500
Joseph M. O'Donnell	$30,500	None	None	$30,500
Jan R. Williams	$28,500	None	None	$28,500

*	Each of the Trustees serves as a Trustee to all Funds of the Trust.

Control Persons and Principal Holders of Voting Securities.  As of __________, 2016, the Trustees and Officers of the Trust owned beneficially (i.e., had direct or indirect voting and/or investment power) less than ____% of any class of the Fund, including the Predecessor Fund.

As of _______, 2016, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund, including the Predecessor Fund.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund, including the Predecessor Fund, as of _____________, 2016.

Institutional Shares

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent

______________________________	_________________________	________%

Investor Shares

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent

______________________________	_________________________	________%

MANAGEMENT AND ADMINISTRATION

Investment Adviser.  BPV Capital Management, LLC, a Delaware limited liability company, is the investment adviser to the Fund.  BPV is controlled by Northshore Management Company, LLC, an investment firm focused in private company investments.

BPV supervises the Fund's investments pursuant to an investment advisory agreement with the Trust.  The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

BPV manages the operations of the Fund and oversees the Sub-Advisers' management of the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.  In addition, BPV manages the BPV Portfolio in accordance with the terms of the Advisory Agreement and the stated policies of the Fund.

Under the Advisory Agreement, BPV is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BPV in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

With respect to the Fund, BPV will receive a monthly management fee equal to an annual rate of 1.00% of the Fund's net assets.  In addition, BPV and the Fund have entered into an Expense Limitation Agreement under which BPV has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees (if any), Acquired Fund Fees and Expenses and extraordinary expenses) to not more than 1.49% of the average daily net assets of the Fund through ____________, 2017.  As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions, 12b-1 fees (if any), Acquired Fund Fees and Expenses, and extraordinary expenses) will be limited to 1.49%, as indicated in the Fund's Prospectus.  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by BPV and the Board. Any waiver or fee reduction under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which such waiver or reduction occurred, if the Fund is able to make the payment without exceeding the expense limitation.

In addition to the management fees described above, BPV may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Advisory Agreement.  For a description of these potential benefits, see the description under "Portfolio Transactions And Brokerage Allocation -- Brokerage Selection."

Investment Sub-Advisers. Currently, the Fund employs one investment sub-adviser, Gator Capital Management, LLC ("Gator").  The Fund may hire additional Sub-Advisers in the future.

Information about Gator and its duties and compensation as a Sub-Adviser is contained in the Prospectus.  Gator is controlled by Mr. Derek Pilecki due to the amount of his equity ownership in Gator.

As described above, Gator manages the Fund's investments pursuant to a Sub-Advisory Agreement.  Gator's Sub-Advisory Agreement is initially effective for a two-year period and thereafter will be subject to renewals for periods of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees, including a majority of the Independent Trustees or by vote of a majority of the Fund's outstanding voting securities.  Gator's Sub-Advisory Agreement is terminable without penalty on 30 days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund.  The Gator Sub-Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Under the Sub-Advisory Agreement, Gator is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Gator in the performance of its duties; or from its reckless disregard of its duties and obligations under the Sub-Advisory Agreement.

Under the Sub-Advisory Agreement, BPV pays Gator a monthly fee that varies depending on the size of the Gator Portfolio.  Gator receives an annualized fee equal to 45% of the investment advisory fee received by BPV that is attributable to assets in the Gator Portfolio up to $150 million and 35% of the investment advisory fee received by BPV that is attributable to assets in the Gator Portfolio in excess of $150 million.

A discussion regarding the Board of Trustees' basis for approving the Advisory and Sub-Advisory Agreement for the Fund, each of which has an initial term of two years, will be available in the Fund's annual shareholder report for the period ended March 31, 2016.

Portfolio Managers.  Mr. Pilecki is the portfolio manager responsible for the day to day management of the Gator Portfolio.  Mr. Pilecki has been the President and Chief Investment Officer of Gator since the firm was founded in 2009.  Steven Turi, Lawrence Chiarello and Andrew Melnick, are responsible for the day to day management of the BPV Portfolio.

Ownership of Fund Shares.  The table below shows the amount of Fund equity securities (including the Predecessor Fund) beneficially owned by each of the Portfolio Managers as of ____________, 2016, stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Derek Pilecki	___
Steven Turi	___
Lawrence Chiarello	___
Andrew Melnick	___

Other Accounts.  In addition to the Fund, the Portfolio Managers are responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of ________, 2016.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $mm	Number of Accounts	Total Assets $mm	Number of Accounts	Total Assets $mm
Derek Pilecki	___	___	___	___	___	___
Accounts where advisory fee is based upon account performance	___	___	___	___	___	___
Steven Turi	___	___	___	___	___	___
Accounts where advisory fee is based upon account performance	___	___	___	___	___	___
Lawrence Chiarello	___	___	___	___	___	___
Accounts where advisory fee is based upon account performance	___	___	___	___	___	___
Andrew Melnick	___	___	___	___	___	___
Accounts where advisory fee is based upon account performance	___	___	___	___	___	___

Conflicts of Interests.  The Portfolio Managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts are separately managed accounts (collectively, the "Other Accounts").  Set forth below is a description of material conflicts of interest that may arise in connection with any portfolio manager who manages multiple funds and/or other accounts:

•	The management of multiple funds and/or other accounts may result in a portfolio manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, a portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.

•	If a portfolio manager identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.

•	At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he or she exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

•	With respect to securities transactions for the portion of the Fund allocated to an Adviser, the respective Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), that Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the respective Adviser or their affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.

•	The appearance of a conflict of interest may arise where the respective Adviser has an incentive, such as a performance based management fee or other differing fee structure, that relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

In addition, each Portfolio Manager may have a conflict of interest in allocating management time, resources, and investment opportunities among the Fund and other accounts advised by the Portfolio Manager. Differences between accounts may lead to additional conflicts.  Accounts may differ in terms of fee structure (fixed versus performance-based), size (and, hence, absolute fee), restrictions or investment strategy.

Each of the Advisers has policies and procedures in place to mitigate potential conflicts of interest.  Investment opportunities and aggregated trades are both subject to policies requiring fair treatment across accounts, without regard to account size or fee type.  All material conflicts are disclosed in such Adviser's Form ADV.

Compensation.  Mr. Pilecki is compensated by Gator, of which he is the sole owner and is thus entitled to profits related to his ownership.  Since profits are expected to increase as assets increase, Mr. Pilecki is expected to receive increased profits as an owner of Gator as assets of the Fund increases.

BPV compensates each of the Portfolio Managers of the BPV Portfolio with an annual fixed salary, which is based on various market factors and the skill and experience of the individual, and a discretionary bonus.  The discretionary bonus takes into account several factors including BPV's profitability (net income and ability to pay a bonus), the value and number of accounts/portfolios overseen by the portfolio manager, the general performance of client accounts relative to market conditions and the performance of a Fund based on percent return, adjusted for dividends and capital gains, calculated on a pre-tax basis relative to the performance of a Fund's relevant benchmarks for the preceding one and three-year periods, or shorter if a Fund has not operated for these periods.  The formula for determining these amounts may vary, and no individual's compensation is solely tied to the investment performance or asset value of any one product or strategy.  The BPV Portfolio's Portfolio Managers may also be eligible to participate in BPV's retirement plan.

Administrator, Fund Accountant and Transfer Agent.  Pursuant to a Mutual Fund Services Agreement, Ultimus Fund Solutions, LLC ("Ultimus" or "Transfer Agent"), with principal offices at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the administrator, fund accountant and transfer agent for all of the Funds of the Trust.

Pursuant to the Mutual Fund Services Agreement, Ultimus acts as the Funds' administrator and accounting agent and performs the following services: assists the Funds in monitoring compliance with investment restrictions, diversification requirements and tax matters; assists in the preparation and filing of required SEC filings for the Funds; assists the Funds with quarterly Board of Trustees meetings, insurance matters and fidelity bond; prepares annual and semi-annual financial statements for the Funds; provides assistance with audits of the Funds; monitors expense accruals; reports performance and related information to the Funds and outside agencies; assists the Funds to maintain blue sky registrations; performs distribution calculations; prepares tax returns; maintains accounts for the Funds; computes NAV of the Funds; transmits to NASDAQ the Funds' daily value and price; maintains and keeps current all books and records of the Funds as required by Section 31 of the 1940 Act and the rules thereafter in connection with Ultimus' duties; reconciles cash and investment balances; provides the Funds with values, NAVs and other statistical data and computes net income, net income rates and capital gains and losses for the Funds.

As Transfer Agent, Ultimus performs the following services in connection with each Fund's shareholders:  maintains records for shareholders of record; processes shareholder purchase and redemption orders; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives an asset-based fee from the Funds for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Mutual Fund Services Agreement. The Fund has not paid any amounts to Ultimus as of the date of this SAI.

Distributor.   Ultimus Fund Distributors, LLC (the "Distributor"), with principal offices at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, acts as the distributor, or principal underwriter, of the Funds' shares pursuant to a Distribution Agreement with the Trust. The Distributor may sell shares of the Funds directly or to or through qualified securities dealers or other approved entities, including, without limitation, sub-distributors, fund supermarkets, wholesalers and other marketing and distribution outlets.  The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares.  Shares of the Funds are offered to the public on a continuous basis.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority and maintains, at its own expense, its qualification as a broker-dealer under all applicable federal or state laws in those states that the Funds shall from time to time offer shares for sale, in order that state registrations may be maintained for the Funds.  The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.  Under the Distribution Agreement, the Distributor is paid by the Trust for its services.

Ms. Bridge, who is the Treasurer of the Trust, and Mr. Howell, who is the Chief Compliance Officer of the Trust, are both employed by Ultimus, which is an affiliate of the Distributor.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for its Class A and Class C Shares (see "Shareholder Information – Distribution of Shares" in the Prospectus and "Purchases, Redemptions and Special Shareholder Services – Additional Information" below).  As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.  The Plan provides that the Trust's Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The continuation of the Plan must be considered by the Trustees annually.

Potential benefits of the Plan to the Fund include improved shareholder services and savings to the Fund in certain operating expenses. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objective and to realize economies of scale.

Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers for sales of the Fund's Class A Shares and the Class C Shares, or for other expenses associated with distributing the share class.  The Fund may expend up to 0.25% of the Class A Shares' average daily net assets, and 1.00% of the Class C Shares' average daily net assets, annually to pay for any activity primarily intended to result in the sale of these share classes and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

Custodian.  Union Bank, N.A. (the "Custodian") serves as custodian for the Fund's assets.  The Custodian acts as the depository for the Fund, safe-keeps portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian.  For its services as Custodian, the Custodian is entitled to receive an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm.  The Trustees have selected the firm of Cohen Fund Audit Services, Ltd., with principal offices at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, to serve as independent registered public accountants for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare each Fund's federal, state and excise tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

Independent registered public accountants will audit the financial statements of the Funds at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  After the end of the Fund's first fiscal year, a copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it. The audited financial statements for the Predecessor Fund are including in the Predecessor Fund's Annual Report to shareholders for the fiscal year ended March 31, 2015, and incorporated by reference into this SAI.

Legal Counsel.  Kilpatrick Townsend & Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Funds.

CODE OF ETHICS

The Trust, BPV, Gator and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, BPV, Gator and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code).  The code permits employees and officers of the Trust, BPV, Gator and the Distributor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the code requires that portfolio managers and other investment personnel of each of the Advisers report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to each Fund's investment adviser and/or  investment sub-adviser(s) the authority to vote proxies for the Fund, subject to oversight of the Trustees.  Copies of the Trust's Proxy Voting and Disclosure Policy, BPV's Proxy Voting Policy and Procedures and Gator's Proxy Voting Policy and Procedures are included as Appendix A to this SAI.

Each year the Trust is required to file Form N-PX stating how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period.  Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Funds at 855-784-2399; and (2) on the SEC's website at http://www.sec.gov.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases.  Reference is made to "Investing in the Fund –Purchasing Shares" in the Prospectus for more information concerning how to purchase shares.  Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders.  The Prospectus also describes the Fund's automatic investment plan and certain rights reserved by the Fund with respect to orders for Fund shares.  The following information supplements the information regarding share purchases in the Prospectus:

Pricing of Orders.  Shares of the Fund will be offered and sold on a continuous basis.  The purchase price of shares of the Fund is based on the NAV next determined after the order is received, subject to the order being accepted by the Fund in good form.  NAV is normally determined at 4:00 p.m. Eastern time, as described under "Net Asset Value" below.

Regular Accounts.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions.  Each time there is a transaction in a shareholder account, such as a subsequent investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

Purchases In-Kind.  The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of BPV based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that BPV may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Fund - Determining the Fund's Net Asset Value" in the Prospectus.

Share Certificates.  The Fund does not issue stock certificates.  Evidence of ownership of shares is provided through entry in the Fund's share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Waiver.  The Fund reserves the right in its sole discretion to  reduce or to waive the  minimum  for  initial  and subsequent  investments  under  circumstances  where  certain  economies  can be achieved in sales of Fund shares (e.g., the minimum for initial investments may be waived or reduced for certain investments by a pension or profit-sharing plan, wrap fee or similar investment programs or for certain other types of retirement accounts).

Arrangements with Dealers.  Broker-dealers who initiate and are responsible for the purchase of Class C shares may be paid a commission of up to 1.00% by BPV and will be entitled to receive 12b-1 fees after the shares have been held for one year. Additional compensation may be provided to broker-dealers in connection with sales of shares of the Fund.

CDSC – Class C Shares.  A 1.00% contingent deferred sales charge ("CDSC") will be assessed on Class C shares purchased and redeemed within 12 months of purchase. In the case of investments in the Class A Shares at or above the $500,000 breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase. The CDSC is used to reimburse BPV for paying broker-dealers a sales commission of up to a total of 1.00% of the purchase price of your investment in connection with your purchase.

Redemptions.  Reference is made to "Investing in the Fund" in the Prospectus for more information concerning how to redeem shares.  Specifically, investors wishing to redeem shares in the Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire.  The Prospectus also describes the Fund's policy regarding accounts that fall below the Fund's required minimums, redemptions in-kind, signature guarantees and other information about the Fund's redemption policies.  The following information supplements the information regarding share redemptions in the Prospectus:

Suspension of Redemption Privileges and Postponement of Payment.  The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange ("NYSE") is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible reimbursement of fees charged to the Fund by the Custodian for wiring redemption proceeds and the imposition of a CDSC on certain redemptions of Class C shares.

Involuntary Redemptions.  In addition to the situations described in the Prospectus under "Investing in the Fund," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder applicable to the Fund's shares.

Additional Information.  Following is additional information regarding certain services and features related to purchases, redemptions and distribution of the Fund's shares.  Investors who have questions about any of this information should call the Fund at 855-784-2399.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at BPV Family of Funds, c/o Ultimus Fund Solutions, P.O. Box 46707, Cincinnati, OH  45246-0707.  Your request should include the following:  (1) the Fund's name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Investing in the Fund – Medallion Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.

Mailing Shareholder Communications.  Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

Plan under Rule 12b-1. As discussed in the "Management and Administration – Distributor" section above, the Trust, on behalf of the Fund, has adopted a Plan pursuant to Rule 12b-1 of the 1940 Act for the Fund for the Class A Shares and the Class C Shares.  Under the Plan, the Fund may pay for services related to the distribution of Class A Shares with up to 0.25%, and Class C Shares with up to 1.00%, of these share classes' assets on an annual basis.  The Trustees will take into account expenditures under the Plan for purposes of reviewing operations under the Plan and in connection with their annual consideration of renewal of the Plan.  Expenditures are expected to include, without limitation: (a) the printing and mailing of the Fund's prospectus, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to shares of the Fund; (b) the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to shares of the Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (d) training sales personnel regarding the shares of the Fund; and (e) financing any activity primarily intended to result in the sale of Fund shares.  The Fund does not participate in any joint distribution activities with other investment companies nor is the Fund aware of any interested person of the Fund or any director who is not an interested person of the Fund having any direct or indirect financial interest in the Plan or related agreements.

Additional Information About Redemptions. Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $1,000.00. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the NAV of shares.

The Fund does not intend, under normal circumstances, to redeem securities by payment in-kind.  It is possible, however, that conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the NAV per share.  Shareholders receiving them would bear market risk until the securities are sold and would incur brokerage costs when these securities are sold.

NET ASSET VALUE

The NAV and NAV per share of each class of shares of the Fund (each, a "Class")  normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed.  The NYSE recognizes the following holidays:  New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be considered a business holiday on which the NAV of shares of each Class of the Fund will not be calculated.

The NAV per share of each Class of the Fund is calculated separately by adding the value of securities and other assets attributable to that Class of the Fund, subtracting the liabilities charged to the Fund attributable to that Class, and dividing the result by the number of outstanding shares of that Class.  "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income; realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments; any funds or payments derived from any reinvestment of such proceeds; and a portion of any general assets of the Trust not belonging to a particular investment fund.  Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the NAV of that Class in relation to the NAV of the Fund.  Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative NAVs of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Class A Shares and Class C Shares) will be charged against that Class of shares.  Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other Classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of the Fund are valued as follows:

•	Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

•	Securities that are listed on an exchange and that are not traded on the valuation date are valued at the bid price.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•	Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

•	Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

As described in the Prospectus, Gator is responsible for notifying the Trustees or the Trust's Fair Value Committee when it believes that fair value pricing is required for a particular security in the Gator Portfolio.  BPV is responsible for notifying the Trustees or the Trust's Fair Value Committee when it believes that fair value pricing is required for a particular security in the BPV Portfolio.  A description of these procedures and instructions is included in the Prospectus and is incorporated herein by reference.  As explained in the Prospectus, because the Fund's fair valuation process is a determination of the amount that the owner of a security might reasonably expect to receive upon its current sale, the Fund is subject to the risk that the Fund's fair valued prices are not accurate, and that the fair value price is not reflective of the value the Fund will receive upon a sale of the security.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify or remain qualified as a regulated investment company.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies; other income derived with respect to the Fund's business of investing in such stock, securities or currencies; or net income derived from an investment in a qualified publicly traded partnership.  For these purposes, a qualified publicly traded partnership is generally a publicly traded partnership other than one where at least 90% of its gross income is gross income that would otherwise be qualifying income for a regulated investment company.  Any income derived by the Fund from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities that, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities (other than the securities of other regulated investment companies) of two or more issuers which the taxpayer controls and which are determined to be engaged in the same, similar  or related trades or businesses; or the securities of one or more qualified publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Certain qualifying corporate dividends are taxable at long-term capital gains tax rates to individuals.  The long-term capital gains rate for individual taxpayers is currently at a rate of 15% for individuals who are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than $400,000 ($450,000 for married filing jointly) and at 20% for most individuals whose taxable income is more than $400,000.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held the Fund's shares or whether received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal income tax purposes.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder's gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Each series of the Trust, including the Fund, will designate (1) any dividend of qualified dividend income as qualified dividend income; (2) any tax-exempt dividend as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year.  Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares and any loss on the sale or exchange of those shares will be disallowed to the extent of the exempt-interest dividends received with respect to the shares.

Certain individuals, estates and trusts must pay a 3.8% Medicare surtax on "net investment income" including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions.  Prospective investors should consult with their own tax advisors regarding the effect, if any, of this Medicare surtax on their ownership and disposition of the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders, to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize capital gain or loss, which will be long-term or short-term depending upon the shareholder's holding period for the Fund's shares.  An exchange of shares is treated as a sale and any gain may be subject to tax.

The Fund will be required, in certain cases, to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2015) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN or W-8BEN-E with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes. Non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

Under the Foreign Account Tax Compliance Act, generally referred to as FATCA, and administrative guidance, unless an exception applies, withholding taxes may be imposed on certain types of payments made to "foreign financial institutions" (which includes hedge funds, private equity funds, mutual funds, securitization vehicles and any other investment vehicles regardless of size) and certain other non-United States entities (including financial intermediaries).  A 30% withholding tax is imposed on "witholdable payments" to a foreign financial institution or a foreign non-financial entity, unless (1) the foreign financial institution undertakes certain diligence and reporting obligations, (2) the foreign non-financial entity either certifies it does not have any substantial United States owners or furnishes identifying information regarding each substantial United States owner, or (3) the foreign entity otherwise is excepted under FATCA.  For these purposes, the term "witholdable payment" includes any U.S source payment otherwise subject to nonresident withholding tax and also the entire gross proceeds from the sale of any equity or debt instruments of U.S. issuers paid on or after January 1, 2017.

FATCA withholding will not apply to withholdable payments made directly to foreign governments, international organizations, foreign central banks or issue and individuals.  In addition, different rules than those above may apply to non-U.S. holders in jurisdictions that have entered into inter-governmental agreements with the United States regarding FATCA. Prospective investors should consult with their own tax advisors regarding these new provisions.

Mutual funds are required to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, the Fund will use a default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or the Fund's shares and no matter how long the shareholder has held the Fund's shares, even if they reduce the NAV of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.

ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders.  The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions that may be imposed under the Fund's contracts.  Performance figures will be given for the recent one, five or ten year periods or for the life of the Fund if it has not been in existence for any such periods.  When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period.  "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in the Fund's share prices and assuming reinvestment of the Fund's distributions).

The following is a brief description of how performance is calculated.  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable).  These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ERV

Where  P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = Ending Redeemable Value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVD

Where  P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions)
n = number of years
ATVD =	Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of the Fund's shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVDR

Where  P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemptions)
n = number of years
ATVDR =	Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on the Fund's distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period.  The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.  These performance quotations should not be considered as representative of the Fund's future performance.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.  The Fund may also measure performance against the applicable indices.  Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals.  The Fund may also occasionally cite statistics to reflect its volatility and risk.  The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies.  The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment.  Of course, there can be no assurance the Fund will experience the same results.  Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products.  Past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and NAV per share fluctuate daily.  Both net earnings and NAV per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications.  These may include the following:

•	Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time.

•	Morningstar, Inc., an independent rating service, rates mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for one month.

Investors may use such indices in addition to the Prospectus to obtain a more complete view of the Fund's performance before investing.  Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons.  When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price.  Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods.  The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation.  The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date.  The Fund may also depict the historical performance of the securities in which it may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators.  The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

FINANCIAL STATEMENTS

The Fund's audited Financial Statements and Financial Highlights, including notes thereto, and the report of the Fund's Independent Registered Public Accounting Firm, BBD, LLP, for the period ended March 31, 2015, are incorporated herein by reference. They are contained in the Fund's Annual Report to Shareholders, which is incorporated herein by reference and is available upon request.

RATINGS OF CORPORATE DEBT OBLIGATIONS:  The characteristics of corporate debt obligations rated by Moody's are generally as follows:

Aaa – Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A – Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa – Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds which are rated Ba are judged to have speculative elements.  The future of such bonds cannot be considered as well assured.

B – Bonds which are rated B generally lack characteristics of a desirable investment.

Caa – Bonds rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds rated Ca are speculative to a high degree.

C – Bonds rated C are the lowest rated class of bonds and are regarded as having extremely poor prospects.

The characteristics of corporate debt obligations rated by S&P are generally as follows:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA – Bonds rated AA also qualify as high quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A – Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB – Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB – Debt rated BB is predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation.  BB indicates the lowest degree of speculation; CC indicates the highest degree of speculation.

BB, B, CCC, CC – Debt in these ratings is predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation.  BB indicates the lowest degree of speculation and CC the highest.

A bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable.  The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of, such information, or for other reasons.

RATINGS OF COMMERCIAL PAPER:  Commercial paper rated A-1 by Standard & Poor's has the following characteristics: liquidity ratios are adequate to meet cash requirements; the issuer's long-term debt is rated "A" or better;  the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.  Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

Commercial paper rated Prime 1 by Moody's is the highest commercial paper assigned by Moody's.  Among the factors considered by Moody's in assigning ratings are the following:  (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and consumer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

Determination of Credit Quality of Unrated Securities.  In determining whether an unrated debt security is - of comparable quality to a rated security, an Adviser may consider the following factors, among others:

(1)	other securities of the issuer that are rated;

(2)	the issuer's liquidity, debt structure, repayment schedules, and external credit support facilities;

(3)	the reliability and quality of the issuer's management;

(4)	the length to maturity of the security and the percentage of the portfolio represented by securities of that issuer;

(5)	the issuer's earnings and cash flow trends;

(6)	the issuer's industry, the issuer's position in its industry, and an appraisal of speculative risks which may be inherent in the industry;

(7)	the financial strength of the issuer's parent and its relationship with the issuer;

(8)	the extent and reliability of credit support, including a letter of credit or third party guarantee applicable to payment of principal and interest;

(9)	the issuer's ability to repay its debt from cash sources or asset liquidation in the event that the issuer's backup credit facilities are unavailable;

(10)	other factors deemed relevant by such Adviser.

APPENDIX A – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	the Trust's Proxy Voting and Disclosure Policy;
(2)	BPV's Proxy Voting and Disclosure Policy; and
(3)	Gator's Proxy Voting and Disclosure Policy, including a detailed description of Gator's specific proxy voting guidelines.

(1)  PROXY VOTING AND DISCLOSURE POLICY FOR THE BPV FAMILY OF FUNDS

I.          Introduction

Effective April 14, 2003, the SEC adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

The IC Amendments require that the Trust and the Funds disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also required the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein. Under the IC Amendments, to the extent that the Funds rely upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Funds must either seek instructions from shareholders with regard to the voting of all proxies with respect to the Funds' investment in such securities (ETFs and other Investment Companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities.  In the event that there is a vote of an ETF or other Investment Company shares held by the Funds, the Funds intend to vote such shares in the same proportion as the vote of all other holders of such securities.

II.        Specific Proxy Voting Policies and Procedures

A.	General

The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of each Fund's shareholders.  Where required by law, a Fund may be required to vote proxies in the same proportion as the vote of all other shareholders of the acquired fund (i.e., "echo vote").  Furthermore, a Fund may refrain from voting if doing so would be in the Fund's and its shareholders' best interests.  These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, when exercising the vote results in the imposition of trading or other restrictions.

B.	Delegation to Funds' Investment Adviser and/or Sub-Adviser(s)

The Board believes that each Fund's investment adviser and/or investment sub-adviser(s) with responsibility for managing the Fund's investments, as indicated in the respective Fund's Prospectus and Statement of Additional Information (each, an "Adviser" and collectively the "Advisers"), will be in the best position to make individual voting decisions for the Funds consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisers are hereby delegated the following duties:

(1)        to make the proxy voting decisions for the Funds; and
(2)        to assist the Funds in disclosing each Fund's proxy voting record as required by Rule 30bl-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Funds were entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Funds cast their vote; and (d) whether the Funds cast their vote for or against management.

The Board, including a majority of the independent trustees of the Board, shall approve each Adviser's Proxy Voting and Disclosure Policy ("Adviser's Voting Policy") as it relates to the Funds. The Board shall also approve any material changes to an Adviser's Voting Policy no later than four (4) months after adoption by such Adviser.

C.	Conflicts

In cases where a matter with respect to which the Funds are entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, sub-adviser, principal underwriter, or an affiliated person of the Funds, its investment adviser or principal underwriter, on the other hand, the Funds shall always vote in the best interest of the Funds' shareholders except where the Funds may be required to echo vote, as described above.  For purposes of this Policy a vote shall be considered in the best interest of the Funds' shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the applicable Adviser's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below).

III.       Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The Funds shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders in its Statement of Additional Information ("SAI") on Form N-lA.  The Funds will notify shareholders in the SAI and the Funds' shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Funds' website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Funds will send this description of the Funds' Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Funds' Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, the Funds shall disclose to its shareholders on Form N-PX the Funds' complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

The Funds shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Funds were entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Funds cast their vote on the matter;
(viii)	How the Funds cast their vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Funds cast their vote for or against management.

The Funds shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Funds' website, if applicable. If the Funds disclose their proxy voting record on or through its website, the Funds shall post the information disclosed in each Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

The Funds shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Funds' website at a specified Internet address; and (2) on the SEC's website. If the Funds disclose that their proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Funds' most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.       Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding the Funds' securities;
(iii)	Records of votes cast on behalf of the Funds; and
(iv)	A record of each shareholder request for proxy voting information and each Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of one or more Adviser's records.

The Funds may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by an Adviser that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.         Proxy Voting Committee

A.	General

The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how the Funds should cast their vote, if called upon by the Board or an Adviser, when a matter with respect to which the Funds are entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter, or an affiliated person of the Funds, its investment adviser or principal underwriter, on the other hand.

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.       Other

This Policy may be amended, from time to time; provided, however, that material changes are approved by the Board as provided under Section II(B) above.

Adopted:  September 29, 2011
Amended:  May 18, 2012
Amended:   November 18, 2015

(2)   PROXY VOTING AND DISCLOSURE POLICY FOR BPV CAPITAL MANAGEMENT, LLC

I.	Introduction

Rule 206(4)-6 (the "Proxy Voting Rule") under the Advisers Act requires that BPV adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how BPV has actually voted its proxies.

This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that BPV complies with the requirements of the Advisers Act , and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

The following details BPV's philosophy and practice regarding the voting of proxies:

A.	General

BPV will vote proxies in a manner intended to maximize the value of investments to clients (i.e., the value of the security will increase or the potential negative effects will be diminished), subject to reasonable standards.  Accordingly, there may be occasions where BPV determines the best course of action to take on a particular vote is to abstain or to refrain from voting, such as when BPV determines that the cost of voting the proxy exceeds the benefits to the client.

BPV believes that the recommendation of management on any issue should be given substantial weight.  Therefore, the vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company's management, unless it is determined supporting management's position would adversely affect the investment merits of owning the stock.  However, each issue should be considered on its own merits, and the position of the company's management should not be supported in any situation where it is found not to be in the best interests of the client.  In the case of any client account subject to ERISA, BPV shall vote proxies in the client's economic interest.

B.	Procedures

To implement BPV's proxy voting policies, BPV has developed the following procedures for voting proxies:

1.	Upon receipt of a corporate proxy by BPV, the special or annual report and the proxy are submitted to BPV's proxy voting manager (the "Proxy Manager").

2.
The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries.  The reviewer shall take into consideration what vote is in the best interests of the relevant clients and the provisions of BPV's Voting Guidelines in Section III below.  The Proxy Manager will then vote the proxies.

3.
To the extent required under the Proxy Voting Rule, the Proxy Manager will be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section VI below) or, for a mutual fund advised by BPV (each, a "Fund"), under Rule 30b1-4 of the Investment Company Act of 1940.  With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager may provide a written explanation for the proxy vote, which will be maintained with the record of the actual vote in BPV's files

C.	Absence of Proxy Manager

In the event that the Proxy Manager is unavailable to vote a proxy, then the Proxy Manager's designee shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.	Voting Guidelines

BPV has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies as set forth below.  These guidelines are divided into routine matters and non-recurring or extraordinary matters.

A.
Routine Matters.  Voting decisions for routine matters are made by the Proxy Manager.  It is BPV's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters.

B.
Non-Recurring and Extraordinary Matters.  Voting decisions for non-recurring and extraordinary matters are made by the Proxy Manager on a case-by-case basis, generally following the suggestions for such matters detailed below.  If there is a non-recurring or extraordinary matter for which there is no suggestion detailed below, it is the general policy of BPV to vote proxies, after considering such factors as BPV considers relevant, in a manner that it believes will be consistent with efforts to maximize value.

1. Accept:
•    Proposals supporting best practices for corporate governance
•    Restoration or protection of shareholders' authority

2. Reject:
•    Protection of management from results of mergers and acquisitions
•    Proposals have the effect of diluting the value of the existing shares
•    Reduction of shareholders' power over company actions

3. Vote With Management:
•    Proposals that address social or moral issues

IV.	Conflicts

BPV will attempt to resolve any conflict of interest between BPV, its clients, and the business interests of the mutual funds for which BPV provides investment advisory services or their affiliates in the way that will most benefit the client.  Generally, in cases where BPV is aware of a conflict between the interests of a client and the interests of BPV or an affiliated person of BPV (e.g., a portfolio company is a client or an affiliate of a client of BPV), BPV will notify the client of such conflict and will vote the client's shares in accordance with the client's instructions.  In the event that BPV does not receive instructions from the client within three business days of the notice, BPV may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client's best interests.

V.	BPV Disclosure of How to Obtain Voting Information

The Proxy Voting Rule requires BPV to disclose in response to any client request how the client can obtain information from BPV on how its securities were voted.  BPV will disclose in Part 2 of its Form ADV that clients can obtain information on how their proxies were voted by making a written request to BPV.  Upon receiving a written request from a client, BPV will provide the information requested by the client within a reasonable amount of time.

The Proxy Voting Rule also requires BPV to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures.  Upon receiving a written request from a client, BPV will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VI.	Record-keeping

BPV shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding client securities;
(iii)	Records of votes cast on behalf of clients;
(iv)	Any documents prepared by BPV that were material to making a decision how to vote, or that memorialized the basis for the decision;
(v)	Records of client requests for proxy voting information, and
(vi)
With respect to a Fund, a record of each shareholder request for proxy voting information and the applicable Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

BPV shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of a Fund by BPV as part of its records and, upon reasonable written notice, shall deliver such records to the applicable Fund.

BPV may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by BPV maintained with a third party such as a proxy voting service, provided that BPV has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII.	Amendments

This policy may be amended at any time by BPV, provided that material changes to this policy that affect proxy voting for a Fund shall be ratified by its respective trust within four (4) months of adoption by BPV.

(3)  PROXY VOTING AND DISCLOSURE POLICY FOR GATOR CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICIES

I.	Introduction

Rule 206(4)-6 (the "Proxy Voting Rule") under the Advisers Act requires that the Adviser adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how the Adviser has actually voted their proxies.

This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that the Adviser complies with the requirements of the Advisers Act , and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

The following details the Adviser's philosophy and practice regarding the voting of proxies:

A.	General

The Adviser will vote proxies in a manner intended to maximize the value of investments to clients (i.e., the value of the security will increase or the potential negative effects will be diminished), subject to reasonable standards.  Accordingly, there may be occasions where the Adviser determines the best course of action to take on a particular vote is to abstain or to refrain from voting, such as when the Adviser determines that the cost of voting the proxy exceeds the benefits to the client.

The Adviser believes that the recommendation of management on any issue should be given substantial weight.  Therefore, the vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company's management, unless it is determined supporting management's position would adversely affect the investment merits of owning the stock.  However, each issue should be considered on its own merits, and the position of the company's management should not be supported in any situation where it is found not to be in the best interests of the client.  In the case of any client account subject to ERISA, the Adviser shall vote proxies in the client's economic interest.

B.	Procedures

To implement the Adviser's proxy voting policies, the Adviser has developed the following procedures for voting proxies:

1.	Upon receipt of a corporate proxy by the Adviser, the special or annual report and the proxy are submitted to the Adviser's proxy voting manager (the "Proxy Manager").

2.
The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries.  The reviewer shall take into consideration what vote is in the best interests of the relevant clients and the provisions of Adviser's Voting Guidelines in Section III below.  The Proxy Manager will then vote the proxies.

3.
To the extent required under the Proxy Voting Rule, the Proxy Manager will be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section VI below) or, for a mutual fund advised by the Adviser (each, a "Fund"), under Rule 30b1-4 of the Investment Company Act of 1940.  With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager may provide a written explanation for the proxy vote, which will be maintained with the record of the actual vote in the Adviser's files

C.	Absence of Proxy Manager

In the event that the Proxy Manager is unavailable to vote a proxy, then the Proxy Manager's designee shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.	Voting Guidelines

The Adviser has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies as set forth below.  These guidelines are divided into routine matters and non-recurring or extraordinary matters.

A.
Routine Matters.  Voting decisions for routine matters are made by the Proxy Manager.  It is the Adviser's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters.

B.
Non-Recurring and Extraordinary Matters.  Voting decisions for non-recurring and extraordinary matters are made by the Proxy Manager on a case-by-case basis, generally following the suggestions for such matters detailed below.  If there is a non-recurring or extraordinary matter for which there is no suggestion detailed below, it is the general policy of the Adviser to vote proxies, after considering such factors as the Adviser considers relevant, in a manner that it believes will be consistent with efforts to maximize value.

1. Accept:
•   Proposals supporting best practices for corporate governance
•   Restoration or protection of shareholders' authority

2. Reject:
•   Protection of management from results of mergers and acquisitions
•   Proposals have the effect of diluting the value of the existing shares
•   Reduction of shareholders' power over company actions

3. Vote With Management:
•   Proposals that address social or moral issues

IV.	Conflicts

The Adviser will attempt to resolve any conflict of interest between the Adviser, its clients, and the business interests of the mutual funds for which the Adviser provides investment advisory services or their affiliates in the way that will most benefit the client.  Generally, in cases where the Adviser is aware of a conflict between the interests of a client and the interests of the Adviser or an affiliated person of the Adviser (e.g., a portfolio company is a client or an affiliate of a client of the Adviser), the Adviser will notify the client of such conflict and will vote the client's shares in accordance with the client's instructions.  In the event that the Adviser does not receive instructions from the client within three business days of the notice, the Adviser may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client's best interests.

V.	Adviser Disclosure of How to Obtain Voting Information

The Proxy Voting Rule requires the Adviser to disclose in response to any client request how the client can obtain information from the Adviser on how its securities were voted.  The Adviser will disclose in Part 2 of its Form ADV that clients can obtain information on how their proxies were voted by making a written request to the Adviser.  Upon receiving a written request from a client, the Adviser will provide the information requested by the client within a reasonable amount of time.

The Proxy Voting Rule also requires the Adviser to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures.  Upon receiving a written request from a client, the Adviser will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VI.	Record-keeping

The Adviser shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding client securities;
(iii)	Records of votes cast on behalf of clients;
(iv)	Any documents prepared by the Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision;
(v)	Records of client requests for proxy voting information, and
(vi)
With respect to a Fund, a record of each shareholder request for proxy voting information and the applicable Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

The Adviser shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of a Fund by the Adviser as part of its records and, upon reasonable written notice, shall deliver such records to the applicable Fund.

The Adviser may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser maintained with a third party such as a proxy voting service, provided that the Adviser has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII.	Amendments

This policy may be amended at any time by the Adviser, provided that material changes to this policy that affect proxy voting for a Fund shall be ratified by its respective trust within four (4) months of adoption by the Adviser.

PART C

FORM N-14

OTHER INFORMATION

ITEM 15.        Indemnification.

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant's Trust Instrument contains the following provisions:

Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 3.  Indemnification.

(a)        Subject to the exceptions and limitations contained in Subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)          as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)        No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)          in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
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(c)        The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)        To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)        Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into an Investment Advisory Agreement with its investment adviser, BPV Capital Management, LLC (the "Adviser") and a Distribution Agreement with its distributor, Ultimus Fund Distributors, LLC (the "Distributor"). These agreements provide indemnification for those entities and their affiliates.  The Adviser's and Distributor's personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16.        Exhibits

(1)	Agreement and Declaration of Trust ("Trust Instrument").[1]

(2)	By-Laws. [1]

(3)	Not Applicable.

(4)	Contained in Appendix A to the Prospectus/Proxy Statement in Part A of this Registration Statement.

(5)	See Exhibits 1 and 2.

(6)	Form of Investment Advisory Agreement between the Registrant and the Adviser with respect to the BPV Small Cap Fund. [5]
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(6)(b)	Form of Investment Sub-Advisory Agreement between the Registrant, the Adviser and Gator Capital Management, LLC with respect to the BPV Small Cap Fund. [5]

(7)(a)	Distribution Agreement between the Registrant and the Distributor. [3]

(7)(b)	Amendment to Distribution Agreement. [5]

(8)	Not Applicable.

(9)	Custodian Agreement between the Registrant and Union Bank, N.A. [2]

(10)	Distribution Plan under Rule 12b-1 for the Registrant for the BPV Small Cap Fund. *

(11)	Opinion and Consent of Kilpatrick Townsend & Stockton LLP regarding the legality of securities registered with respect to the BPV Family of Funds.[2]

(12)	Opinion and Consent of Counsel as to tax matters. *

(13)(a)	Expense Limitation Agreement for the BPV Small Cap Fund between the Registrant and the Adviser. [5]

(13)(b)	Mutual Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC as administrator, fund accountant and transfer agent. [3]

(13)(c)	Amendment to Mutual Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC. [6]

(14)	Consent of Independent Auditor. *

(15)	None.

(16)	Copy of Powers of Attorney. [4]

(17)	None.

1          Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed July 25, 2011 (File No. 333-175770).

2          Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed September 29, 2011 (File No. 333-175770).

3          Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed May 28, 2015(File No. 333-175770).

4          Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed March 13, 2015(File No. 333-175770).

5          Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed November 5, 2015(File No. 333-175770).

6          Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed November 30, 2015(File No. 333-175770).

*          To be filed by amendment.
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ITEM 17. Undertakings

1.
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in Knoxville, Tennessee on this the 14th day of December, 2015.

BPV Family of Funds

By:	/s/ Michael R. West
Michael R. West, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Michael R. West	December 14, 2015
Michael R. West, President**	Date

/s/ William Perkins Crawford, Jr.*	December 14, 2015
William Perkins Crawford, Jr., Trustee	Date

/s/ Ann O'Connell*	December 14, 2015
Ann O'Connell, Trustee	Date

/s/ Joseph M. O'Donnell*	December 14, 2015
Joseph M. O'Donnell, Trustee	Date

/s/ Jan R. Williams*	December 14, 2015
Jan R. Williams, Trustee	Date

/s/ Theresa Bridge*	December 14, 2015
Theresa Bridge, Principal Financial Officer**	Date

/s/ Michael R. West	December 14, 2015
*By Michael R. West, Attorney-in-Fact	Date

**	Mr. West is the principal executive officer of the BPV Family of Funds, and Ms. Bridge is the principal financial officer and principal accounting officer of the BPV Family of Funds.

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